As filed with the Securities and Exchange Commission on April 29, 2014

File Nos. 2-91369, 811-04041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 57	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 58	☒

(Check appropriate box or boxes)

GE INVESTMENTS FUNDS, INC.

1600 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Joon Won Choe, Esq.

Senior Vice President, Deputy General Counsel & Secretary

GE Asset Management Incorporated

1600 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, DC 20001

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

☒	on May 1, 2014 Pursuant to Paragraph (b) of Rule 485

☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(1) of Rule 485

☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GE Investments Funds, Inc.

Prospectus

May 1, 2014

Class 1

Equity Funds

U.S. Equity Fund	GEUSX

S&P 500 Index Fund	GESPX

Premier Growth Equity Fund	GEPGX

Core Value Equity Fund	GEVEX

Small-Cap Equity Fund	GESEX

Class 1

Income Funds

Income Fund	GEIMX

	Class 1	Class 3

Asset Allocation Funds

Total Return Fund	GETIX	GETTX

Class 1

Other Funds

Real Estate Securities Fund	GEIRX

Like all mutual funds, shares of the GE Investments Funds, Inc. have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Investments Funds, Inc. Prospectus

May 1, 2014

U.S. Equity Fund

Class  1  GEUSX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$82	$255	$444	$990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio typically has characteristics similar to the Standard & Poor’s 500® Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers primarily seek to identify securities of large and medium sized companies (meaning companies with market capitalizations of $2 billion or more) with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuations or their growth rate potential

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also use various types of derivatives (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

2

GE Investments Funds, Inc. Prospectus

May 1, 2014

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Mid-Cap Company Risk is the risk that investing in the securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	18.80%	(quarter ended June 30, 2009)
Lowest	-23.71%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 1/3/95)	33.91	16.92	6.87
S&P 500® Index (does not reflect fees, expenses, or taxes)	32.39	17.94	7.40

3

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	3 years	Chief Investment Officer — U.S. Equities
Stephen V. Gelhaus	12 years	Senior Vice President
Paul C. Reinhardt	13 years	Senior Vice President

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

4

[This page intentionally left blank.]

5

S&P 500 Index Fund

Class  1  GESPX

Investment Objectives

Growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (S&P 500® Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.40%
Expenses Reimbursed/Fees Waived by Adviser[1]	(0.05)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.35%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to limit the management fee charged to the Fund to 0.30% of the average daily net assets of the Fund (“Management Fee Limitation Agreement”). Unless terminated or amended, the Management Fee Limitation Agreement will continue in effect until April 30, 2015. The Management Fee Limitation Agreement can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only, for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$36	$123	$219	$500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio managers attempt to achieve a correlation between the Fund’s total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500® Index through automated statistical analytic procedures. To the extent that the Fund is unable to purchase all 500 stocks of the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However, in some cases, the Fund’s weightings in particular industry segments represented in the S&P 500® Index may differ from those of the S&P 500® Index.

The Fund also may invest to a lesser extent in securities that are not in the S&P 500® Index. All securities held by the Fund are acquired to seek to fulfill its investment objective. The portfolio managers may also use various types of derivatives (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling securities comprising the S&P 500® Index. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

6

GE Investments Funds, Inc. Prospectus

May 1, 2014

Passive Strategy Risk: The Fund utilizes a passive investment strategy, which attempts to track the performance of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	15.87%	(quarter ended June 30, 2009)
Lowest	-22.17%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 4/15/85)	31.97	17.63	7.04
S&P 500® Index (does not reflect fees, expenses, or taxes)	32.39	17.94	7.40

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

SSgA Funds Management, Inc. (SSgA FM)

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Sub-Adviser
Karl A. Schneider, CAIA	13 years	Vice President of SSgA FM
John Tucker, CFA	7 years	Senior Managing Director of SSgA FM

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

7

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

8

[This page intentionally left blank.]

9

Premier Growth Equity Fund

Class  1  GEPGX

Investment Objectives

Long-term growth of capital and future income rather than current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.83%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio manager may also use various types of derivatives (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

10

GE Investments Funds, Inc. Prospectus

May 1, 2014

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on the Fund’s net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future, to maintain low interests rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	20.26%	(quarter ended June 30, 2009)
Lowest	-27.75%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 12/12/97)	34.88	20.46	7.18
S&P 500® Index (does not reflect fees, expenses, or taxes)	32.39	17.94	7.40
Russell 1000® Growth Index (does not reflect fees, expenses, or taxes)	33.48	20.39	7.83

11

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Manager

The primary individual portfolio manager of the Fund is:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	16 years	Chief Investment Officer — U.S. Equities

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

12

[This page intentionally left blank.]

13

Core Value Equity Fund

Class  1  GEVEX

Investment Objectives

Long-term growth of capital and future income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.02%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$104	$325	$563	$1,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuations or their growth rate potential. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund’s investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above average dividend yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities of foreign (non-U.S.) issuers and debt securities. The portfolio managers may also use various types of derivatives (such as options, futures and options on futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

14

GE Investments Funds, Inc. Prospectus

May 1, 2014

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	16.93%	(quarter ended June 30, 2009)
Lowest	-21.41%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 4/28/00)	33.08	15.75	7.50
S&P 500® Index (does not reflect fees, expenses, or taxes)	32.39	17.94	7.40

15

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers for the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Stephen V. Gelhaus	12 years	Senior Vice President
Paul C. Reinhardt	13 years	Senior Vice President

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

16

[This page intentionally left blank.]

17

Small-Cap Equity Fund

Class  1  GESEX

Investment Objective

Long-term growth of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.29%
Expenses Reimbursed/Fees Waived by Adviser[1]	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.28%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$130	$408	$707	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund defines a small-cap company as one with a market capitalization that, at the time of investment, falls between (a) the bottom range of the Russell 2000® Index and (b) the greater of either the top range of the Russell 2000® Index or $3.0 billion. As of March 31, 2014, the market capitalizations of companies in the index ranged from $18 million to $10.62 billion*. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of this capitalization range or because the index capitalization range changes.

The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing, and allows the Fund the potential to benefit from both value and growth cycles in the marketplace. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value investment style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth investment style generally will seek to identify securities of companies with strong growth potential.

*	The Russell 2000® Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalizations of securities that comprise the Index.

18

GE Investments Funds, Inc. Prospectus

May 1, 2014

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund’s small-cap range, debt securities and securities of foreign (non-U.S.) issuers. The portfolio managers may also use various types of derivatives (such as futures) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

19

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	21.19%	(quarter ended June 30, 2009)
Lowest	-28.21%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 4/28/00)	36.89	21.96	9.43
Russell 2000® Index (does not reflect fees, expenses, or taxes)	38.82	20.08	9.06

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Advisers

Champlain Investment Partners, LLC

GlobeFlex Capital, LP

Kennedy Capital Management, Inc.

Palisade Capital Management, L.L.C.

SouthernSun Asset Management, LLC

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
David Wiederecht	3 years	President and Chief Investment Officer — Investment Solutions of GE Asset Management
Mike Cervi	2 years	Senior Vice President, Managing Director — Portfolio Construction of GE Asset Management
Marc Shapiro	2 years	Senior Portfolio Manager of Palisade Capital Management, L.L.C.
Scott T. Brayman, CFA	5 years	Managing Partner and Chief Investment Officer of Champlain Investment Partners, LLC
Robert J. Anslow	5 years	Partner and Chief Investment Officer of GlobeFlex Capital, LP
Michael W. Cook	5 years	Chief Executive Officer and Chief Investment Officer of SouthernSun Asset Management, LLC
Frank Latuda, Jr., CFA	3 years	Vice President, Director and Chief Investment Officer of Kennedy Capital Management, Inc.

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

20

GE Investments Funds, Inc. Prospectus

May 1, 2014

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

21

Income Fund

Class  1  GEIMX

Investment Objective

Maximum income consistent with prudent investment management and the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.30%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Expenses Reimbursed/Fees Waived by Adviser[1]	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.80%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$82	$258	$449	$1,001

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as “junk bonds”), foreign (non-U.S.) and emerging market debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also use various types of derivatives (such as options, futures and options on futures) to manage interest rate exposure (also known as duration) and to manage exposure to credit quality.

22

GE Investments Funds, Inc. Prospectus

May 1, 2014

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities are considered to be speculative and their market value is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

23

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	5.80%	(quarter ended September 30, 2009)
Lowest	-2.66%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 1/3/95)	-1.34	5.34	3.58
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses, or taxes)	-2.02	4.44	4.55

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
William M. Healey	16 years	Senior Vice President and Chief Investment Officer — Core Fixed Income
Mark H. Johnson	6 years	Senior Vice President and Chief Investment Officer — Insurance and Long Duration

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

24

[This page intentionally left blank.]

25

Total Return Fund

Class  1  GETIX    Class  3  GETTX

Investment Objective

The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

	Class 1	Class 3
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	N/A	0.25%
Other Expenses (includes an Investor Service Plan fee of 0.20% of the average daily net assets)	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.61%	0.86%
Expenses Reimbursed/Fees Waived by Adviser[1]	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.60%	0.85%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$61	$194	$339	$761
Class 3	$87	$273	$476	$1,060

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. GE Asset Management utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on GE Asset Management’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of the desired broad-based indexes.

With respect to approximately 50-70% of its assets, the Fund seeks to track the investment performance of the S&P 500® Index and/or the MSCI® ACWI ex-U.S. Index. The investment adviser determines the allocation between the two indexes, which can vary over time and which can involve a full allocation to one index. The S&P 500® Index represents the market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of the large-capitalization U.S. stock market performance. The MSCI® ACWI ex-U.S. Index represents the market capitalization-weighted index of stocks designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets. The sub-adviser uses a replication indexing strategy to track the investment performance of the S&P 500® Index and the MSCI® ACWI ex-U.S. Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in a benchmark index in approximately the same proportions as the benchmark index.

With respect to approximately 30-50% of its assets, the Fund seeks to track the investment performance of the Barclays U.S. Aggregate Bond Index, which represents a market value-

26

GE Investments Funds, Inc. Prospectus

May 1, 2014

weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Barclays U.S. Aggregate Bond Index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market. The sub-adviser uses a representative sampling indexing strategy to manage the bond portion of the Fund’s assets. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to a benchmark index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the benchmark index. The Fund might or might not hold all of the securities that comprise the benchmark index.

To a lesser extent, the investment adviser may also allocate a portion of the Fund’s assets to track the investment performance of the S&P MidCap 400® Index and/or the Russell 2000® Index, when the investment adviser believes that these indexes can provide attractive relative returns.

The Fund may invest in cash or money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity. The Fund may also use exchange-traded funds and derivatives (such as options, futures and options on futures) to gain or hedge exposure to a certain type of broad-based index (such as equity futures of a broad-based index) as an alternative to investing directly in or selling the securities representing such index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk: The Fund allocates its assets among various asset classes, each of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Mid-Cap Company Risk is that the risk of investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

27

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Prior to January 23, 2013, the Fund’s underlying strategies were actively managed. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

The bar chart shows the performance of the Fund’s Class 1 Shares.

Highest/Lowest quarterly results during this time period were:

Highest	11.38%	(quarter ended June 30, 2009)
Lowest	-15.96%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years	Since Inception (4/30/06 for Index)
Class 1 (inception 7/1/85)	14.93	10.73	5.31	—
Class 3 (inception 5/1/06)	14.64	10.46	—	4.37
S&P 500® Index (does not reflect fees, expenses or taxes)	32.39	17.94	7.40	6.85
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses, or taxes)	-2.02	4.44	4.55	5.17
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	15.29	12.82	7.57	3.23

28

GE Investments Funds, Inc. Prospectus

May 1, 2014

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

BlackRock Investment Management, LLC

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
Jeffrey Palma	2 years	Senior Vice President — Chief Market Strategist of GE Asset Management
David Wiederecht	3 years	President and Chief Investment Officer — Investment Solutions of GE Asset Management
Alan Mason	2 years	Managing Director of BlackRock, Inc.
Christopher Bliss, CFA, CPA	2 years	Managing Director of BlackRock, Inc.
Scott Radell, CFA	2 years	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

29

Real Estate Securities Fund

Class  1  GEIRX

Investment Objective

Maximum total return through current income and capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.96%

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

The portfolio managers consider an issuer to be “principally engaged in” or “principally related to” the real estate industry if at least 50% of its assets (marked-to-market), gross income or net profits are attributable to development, ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity real estate investment trusts (REITs), mortgage REITs, real estate brokers and developers, companies that manage real estate and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund also may invest to a lesser extent in equity securities and debt securities of issuers outside the real estate industry. The Fund also may invest in high yield securities (also known as “junk bonds”).

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

REIT-Specific Risk is the risk that equity REITs may be affected by changes in the value of the underlying property owned by the trusts, and that mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to maintain an exemption under the Investment Company Act of 1940, as amended (the “1940 Act”).

Real Estate Securities Risk: Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values or income may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

30

GE Investments Funds, Inc. Prospectus

May 1, 2014

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. The securities are considered to be speculative and their market value is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	34.46%	(quarter ended September 30, 2009)
Lowest	-37.81%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 5/1/95)	2.60	18.17	9.46
FTSE NAREIT Equity REITs Index (does not reflect fees, expenses, or taxes)	2.47	16.50	8.42

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

CenterSquare Investment Management, Inc.

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Dean Frankel	9 years	Global Co-Head, Real Estate Securities — CenterSquare Investment Management, Inc.
Eric Rothman	7 years	Portfolio Manager — CenterSquare Investment Management, Inc.

31

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

32

[This page intentionally left blank.]

33

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Funds:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration is the expected change in the value of a portfolio of fixed income securities that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5 year average portfolio duration means the portfolio would be expected to decrease in value by 5% if interest rates rise 1%. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding a fixed income security.

Emerging market securities include interests in or obligations of governments or entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the Morgan Stanley Capital International Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•	Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars

34

GE Investments Funds, Inc. Prospectus

May 1, 2014

Foreign securities include interests in or obligations of governments or entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (REITs) (except timber REITs or infrastructure REITs) listed on the New York Stock Exchange, NYSE Amex and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

High yield securities are debt securities, preferred securities and convertible securities of corporations rated Ba through C by Moody’s or BB through D by S&P (or comparably rated by another nationally recognized statistical rating organization) or, if not rated by Moody’s or S&P, are considered by portfolio management to be of similar quality. High yield securities include bonds rated below investment-grade, sometimes called “junk bonds”, and are considered speculative with respect to their capacity to pay interest and repay principal in accordance with their terms. High yield securities generally entail more credit risk than higher-rated securities.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on a Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI® ACWI Ex-U.S. Index) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest directly in money market instruments, and may also invest indirectly in money market instruments through investments in the GE Institutional Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations;

35

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

(iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for certain Funds. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Real Estate Investment Trusts (REITs) are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests therein. REITs are generally classified as equity REITs or mortgage REITs or a combination of equity or mortgage REITs. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to a fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when a Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers pursuant to Rule 144A under the Securities Act of 1933.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000® Index (which measures the entire U.S. equity large-cap segment) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

Russell 2000® Index is a market-capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

S&P 500® Index is an unmanaged, market-capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

S&P MidCap 400® Index is an unmanaged, market-capitalization-weighted index of stocks of 400 mid-sized U.S. companies representing all major industries in the mid-range of the U.S. stock market.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, a Fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and

36

GE Investments Funds, Inc. Prospectus

May 1, 2014

notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly credit worthy. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency (FHFA) acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The status of these entities and the value of their securities and the securities which they guarantee could be affected to the extent the entities no longer receive such support.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stocks have lower valuation levels than growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by a Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. For certain Funds, these techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of a Fund’s portfolio of investments and are not used for leverage. No Fund is under any obligation to use any of these techniques at any given time or under any particular economic condition and there can be no assurance that the utilization of such investment techniques will benefit a Fund. To the extent that a Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in a Fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer a Fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

37

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to each Fund’s principal investment strategies described earlier in this Prospectus, a Fund is permitted to invest in other securities or use other investment strategies and techniques in pursuit of its investment objective(s). No Fund is under any obligation to invest in or use any other securities, strategies or techniques at any given time or under any particular economic condition. Certain securities, strategies and techniques may expose a Fund to other risks and considerations, which are discussed later in this Prospectus or in the Funds’ Statement of Additional Information (SAI).

Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during a Fund or portfolio restructuring. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

A Fund, other than the S&P 500 Index Fund, may from time to time take temporary defensive positions when its portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may hold cash without limit, or restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective(s) and strategies.

In addition, a Fund may hold cash under circumstances where the liquidation of a Fund has been approved by the Company’s Board of Directors and therefore investments in accordance with the Fund’s investment objective(s) and policies would no longer be appropriate.

Each Fund may invest directly in money market instruments and may also invest indirectly in money market instruments through investment in the GE Institutional Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee for each Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to a Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any.

To the extent that a Fund holds cash for temporary defensive positions, it may not achieve its investment objective(s).

Any Fund with an 80% investment policy, as stated in the Summary Section above, may change that policy subject to approval of the Company’s Board of Directors and upon 60 days’ notice to shareholders.

38

GE Investments Funds, Inc. Prospectus

May 1, 2014

The following tables summarize some of the investment techniques that may be employed by a Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to approval of the Company’s Board of Directors. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated techniques.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted Securities and Illiquid Securities	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33 1⁄3%	Yes	Yes	Yes	No	Yes	Yes
S&P 500 Index Fund	33 1⁄3%	Yes	Yes	Yes	No	Yes	Yes
Premier Growth Equity Fund	33 1⁄3%	Yes	Yes	Yes	No	Yes	Yes
Core Value Equity Fund	33 1⁄3%	Yes	Yes	Yes	No	Yes	Yes
Small-Cap Equity Fund	33 1⁄3%	Yes	Yes	Yes	No	Yes	Yes
Income Fund	33 1⁄3%	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	33 1⁄3%	Yes	Yes	Yes	Yes	Yes	Yes
Real Estate Securities Fund	33 1⁄3%	Yes	Yes	Yes	Yes	Yes	Yes

39

More on Strategies, Risks and Disclosure of Portfolio Holdings

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in High Yield Securities	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes
S&P 500 Index Fund	Yes	No	No	20%	None	35%*	Yes
Premier Growth Equity Fund	Yes	No	No	20%	5%	25%*	Yes
Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10%*	Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
Total Return Fund	Yes	Yes	Yes	100%	30%	70%*	Yes
Real Estate Securities Fund	Yes	No	No	100%	35%	20%*	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
S&P 500 Index Fund	Yes	No	No	Yes	Yes	No	Yes	No
Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Real Estate Securities Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

40

GE Investments Funds, Inc. Prospectus

May 1, 2014

	Zero Coupon Obligation	Municipal Obligations Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities, including CMOs	Government Stripped Mortgage Related Securities	Asset- Backed Securities and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
U.S. Equity Fund	Yes	No	No	Yes	No	No	No	Yes
S&P 500 Index Fund	No	No	No	Yes	No	No	No	Yes
Premier Growth Equity Fund	No	No	No	Yes	No	No	No	Yes
Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes
Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Real Estate Securities Fund	No	No	No	Yes	Yes	Yes	Yes	Yes

41

[This page intentionally left blank.]

42

GE Investments Funds, Inc. Prospectus

May 1, 2014

More on Risks

Like all mutual funds, investing in the Funds involves risk factors and special considerations. A Fund’s risk is defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in a Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective(s). Investing in shares of a Fund should not be considered a complete investment program. The share value of the Funds will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility in recent years. This financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

43

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

The primary risks of investing in each Fund are summarized below. An explanation of each type of risk is provided in the pages following the table below. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times. In addition, each Fund may be subject to additional risks other than those described in the following pages because the types of investments made by each Fund can change over time. For more information about the risks associated with the Funds, please see the SAI, which is incorporated by reference into this Prospectus.

		U.S. Equity Fund	S&P 500 Index Fund	Premier Growth Equity Fund	Core Value Equity Fund	Small-Cap Equity Fund
	Allocation Risk					✓
Asset-Backed Securities Risk
	Credit Risk	✓	✓	✓	✓	✓
	Derivative Instruments Risk • Futures Contracts Risk • Options Risk	✓	✓	✓	✓	✓
	Diversification Risk			✓
Emerging Markets Risk
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk • Additional Risks Related to Debt and Economic Conditions	✓	✓	✓	✓	✓
Government Stripped Mortgage-Related Securities Risk
	High Yield Securities Risk					✓
	Initial Public Offerings Risk					✓
	Interest Rate Risk	✓	✓	✓	✓	✓
	Liquidity Risk	✓	✓	✓	✓	✓
Mortgage-Backed Securities Risk
Municipal Obligations Risk
	Passive Strategy Risk		✓
Prepayment Risk
Real Estate Securities Risk
	Redemption Risk	✓	✓	✓	✓	✓
REIT-Specific Risk
	Repurchase Agreements Risk	✓	✓	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓	✓	✓
	Securities Market Risk	✓	✓	✓	✓	✓
Style Risk	Growth Investing Risk	✓		✓		✓
	Value Investing Risk	✓			✓	✓
	Mid-Cap Company Risk	✓		✓
	Small-Cap Company Risk					✓
	Valuation Risk					✓

44

GE Investments Funds, Inc. Prospectus

May 1, 2014

		Income Fund	Total Return Fund	Real Estate Securities Fund
	Allocation Risk		✓
	Asset-Backed Securities Risk	✓	✓	✓
	Credit Risk	✓	✓	✓
	Derivative Instruments Risk • Futures Contracts Risk • Options Risk	✓	✓
Diversification Risk
	Emerging Markets Risk	✓	✓
	Foreign Investment Risk • Currency Risk • Political/Economic Risk • Regulatory Risk • Additional Risks Related to Debt and Economic Conditions	✓	✓
	Government Stripped Mortgage-Related Securities Risk	✓	✓	✓
	High Yield Securities Risk	✓	✓	✓
Initial Public Offerings Risk
	Interest Rate Risk	✓	✓	✓
	Liquidity Risk	✓	✓	✓
	Mortgage-Backed Securities Risk	✓	✓	✓
	Municipal Obligations Risk	✓	✓
	Passive Strategy Risk		✓
	Prepayment Risk	✓	✓	✓
	Real Estate Securities Risk			✓
	Redemption Risk	✓	✓	✓
	REIT-Specific Risk			✓
	Repurchase Agreements Risk	✓	✓	✓
	Reverse Repurchase Agreements Risk	✓	✓	✓
	Restricted Securities Risk	✓	✓	✓
	Securities Market Risk	✓	✓	✓
Style Risk	Growth Investing Risk
Value Investing Risk
	Mid-Cap Company Risk		✓
	Small-Cap Company Risk		✓
	Valuation Risk	✓	✓	✓

45

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Allocation Risk: GE Asset Management may not allocate assets of a Fund among strategies, asset classes or investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy, asset class or investment style.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, a Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, a Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, a Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Banking Industry Risk: Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade, including enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and are currently subject to ongoing legislative and regulatory scrutiny. The enactment or implementation of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: A Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives not traded on an exchange may be subject to counterparty risk (i.e., the risk that a counterparty to a derivative transaction may be unable to fulfill its obligations). There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s other investments which could impact Fund performance. A Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

•	Futures Contracts Risk: The loss that may be incurred by entering into futures contracts could exceed the amount of the premiums and margins paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s net asset value. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures contract increases the risk of losing more than the amount initially invested by the Fund. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not be provided the same protections as provided by U.S. exchanges.

•	Options Risk: Options trading entails risks in addition to those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of the amounts paid as premiums to purchase the options.

Diversification Risk: Although the Premier Growth Equity Fund is a diversified fund as defined by the 1940 Act, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer’s securities will have a greater impact on this Fund’s net asset value causing it to fluctuate more than that of a more widely diversified fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less

46

GE Investments Funds, Inc. Prospectus

May 1, 2014

diverse and mature than those in developed countries, and their political systems are less stable.

Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. A Fund investing in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect a Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•	Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. A Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•	Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on a Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

•	Additional Risks Related to Debt and Economic Conditions: Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, a Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities. The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish a Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, a Fund may incur additional expenses if a holding defaults and a Fund has to seek recovery of its principal investment. Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Initial Public Offerings Risk: Certain Funds may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPOs), and may dispose of those shares shortly after their acquisition. The purchase of shares issued in IPOs exposes a Fund to the risks associated with organizations that have little operating history as public companies, as well as to the risks associated with the sectors of the market in which the issuer operates. The market for IPO shares has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk.

47

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Passive Strategy Risk: The S&P 500 Index Fund and the Total Return Fund utilize a passive investment strategy, attempting to track the performance of an unmanaged index(es) of securities. The ability of each such Fund to achieve significant correlation between the performance of the Fund (or asset class of the Fund) and an index may be affected by changes in the securities markets, changes in the composition of an index, the timing of purchases and redemptions of Fund shares, and fees and expenses of each Fund. A fund employing a passive strategy will hold constituent securities of an index(es) regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. A Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Real Estate Securities Risk: The securities of issuers that own, construct, manage or sell residential, commercial or industrial real estate are subject to risks in addition to those of other issuers. Such risks include: changes in real estate values and property taxes, overbuilding, variations in rental income, interest rates and changes in tax and regulatory requirements, such as those relating to the environment. Performance of a particular real estate security also may depend on the structure, cash flow, and management skill of the particular company.

Redemption Risk: Each Fund may need to sell its holdings in order to meet shareholder redemption requests. A Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

REIT-Specific Risk: Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Code, and to maintain an exemption under the 1940 Act. For example, because the Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status, which would have adverse tax consequences on its shareholders. Finally, certain REITs may be self-liquidating in that a specific term and run the risk of liquidating at an economically inopportune time.

Repurchase Agreements Risk: A Fund entering into a repurchase agreement may suffer a loss if the other party to the transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other

48

GE Investments Funds, Inc. Prospectus

May 1, 2014

securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by a Fund. Investors in restricted securities may not benefit from the same investor protection requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, a Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

•	Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•	Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may underperform other funds that employ a different style. A Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•	Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

•	Mid-Cap Company Risk: Investments in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•	Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

•	Value Investing Risk: Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Funds’ portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm to or disadvantage investors in the Funds. The Funds will generally disclose on their website (www.geam.com) the complete list of month-end portfolio holdings for each Fund, 30 days after the end of each month. Top 10 portfolio holdings and portfolio characteristics (such as sector and regional weightings) are generally posted monthly for each Fund, 15 days after the end of each month. A description of the Funds’ policies and procedures relating to the disclosure of portfolio holdings is available in the Funds’ SAI.

49

About the Investment Adviser

Investment Adviser, Administrator and Sub-Administrator

GE Asset Management, located at 1600 Summer Street, Stamford, Connecticut 06905, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2013, GE Asset Management had approximately $119 billion of assets under management, of which approximately $22 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Management Fee:

Each Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly (“management fee”).

For certain Funds that have retained sub-advisers to manage all or a portion of the respective Fund’s assets, GE Asset Management pays each sub-adviser an investment sub-advisory fee out of the management fee that it receives from the respective Fund. The investment sub-advisory fee is paid by GE Asset Management monthly and is based upon the average daily net assets of the respective Fund’s assets that are allocated to and managed by the sub-adviser. For their services, GE Asset Management pays an investment sub-advisory fee to each of BlackRock Investment Management, LLC (BlackRock), Palisade Capital Management, L.L.C. (Palisade), Champlain Investment Partners, LLC (Champlain), GlobeFlex Capital, LP (GlobeFlex), Kennedy Capital Management, Inc. (Kennedy), SouthernSun Asset Management, LLC (SouthernSun), CenterSquare Investment Management, Inc. (CenterSquare), and SSgA Funds Management, Inc. (SSgA FM).

For the fiscal year ended December 31, 2013, the Funds paid GE Asset Management the following management fees as a percentage of average net assets:

U.S. Equity Fund	0.55%
S&P 500 Index Fund	0.30%*
Premier Growth Equity Fund	0.65%
Core Value Equity Fund	0.65%
Small-Cap Equity Fund	0.95%
Income Fund	0.50%
Total Return Fund	0.35%
Real Estate Securities Fund	0.85%

*	GE Asset Management has entered into a contractual arrangement with the Company to limit the management fee charged to the S&P 500 Index Fund to 0.30% of the average daily net assets of the S&P 500 Index Fund (“Management Fee Limitation Agreement”). Unless terminated or amended, the Management Fee Limitation Agreement will continue in effect until April 30, 2015. The Management Fee Limitation Agreement can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

The management fee payable to GE Asset Management with respect to the Real Estate Securities Fund is graduated so that an increase in the Fund’s average annual net assets may result in a lower fee paid by the Fund to GE Asset Management, while a decrease in the Fund’s average annual net assets may increase such fee. The following chart sets forth the fee schedule for this Fund:

Real Estate Securities Fund
First $100 million of average daily net assets	0.85%
Next $100 million of average daily net assets	0.80%
Over $200 million of average daily net assets	0.75%

From time to time, GE Asset Management may waive or reimburse the management fees paid by a Fund.

Under a separate sub-administration agreement, GE Asset Management has delegated certain administrative functions as of October 1, 2013 to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”). Under the sub-administration agreement, State Street Bank performs certain back office services to support GE Asset Management including, among other things, furnishing financial and performance information about the Funds for inclusion in regulatory filings and Board and shareholder reports; preparing regulatory filings, Board materials and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records.

GE Asset Management has a contractual arrangement with the Company to waive a portion of its management fee charged to a Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to that Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or

50

GE Investments Funds, Inc. Prospectus

May 1, 2014

terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Board of Directors’ Approval of Investment Advisory Agreements

Each Fund’s annual report to shareholders for the twelve-month period ended December 31, 2013 contains a discussion regarding the basis for the Company’s Board of Directors’ approval of all investment advisory contracts (except as noted below), including sub-advisory contracts with Champlain, GlobeFlex, Kennedy, Palisade and SouthernSun with respect to the Small-Cap Equity Fund, a sub-advisory contract with SSgA FM with respect to the S&P 500 Index Fund and a sub-advisory contract with CenterSquare with respect to the Real Estate Securities Fund. The discussion regarding the basis for the Company’s Board of Directors’ approval of the sub-advisory contract with BlackRock with respect to the Total Return Fund was included in the Fund’s annual report to shareholders for the twelve-month period ended December 31, 2012.

Manager of Managers Structure

GE Asset Management and the Funds have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Directors, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has responsibility, subject to oversight of the Company’s Board of Directors, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or GE Asset Management. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by a Fund also requires prior shareholder approval, which has been obtained for all Funds.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of a Fund under the Manager of Managers Structure will not: (1) permit management fees paid by a Fund to GE Asset Management to be increased without shareholder approval; or (2) diminish GE Asset Management’s responsibilities to a Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

51

About the Investment Adviser

About the Funds’ Portfolio Managers

Each Fund is managed by either an individual portfolio manager who is primarily responsible for the day-to-day management of the Fund, or a team of portfolio managers, who are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers of the Funds generally have final authority over all aspects of their portions of a Fund’s investment portfolio, including security purchase and sale decisions, portfolio construction techniques and portfolio risk assessment. The following sets forth the roles of the primary portfolio managers of the specified Funds followed by biographical information for each portfolio manager.

Portfolio Management Teams

The U.S. Equity Fund is managed by a team of portfolio managers that includes David B. Carlson, Stephen V. Gelhaus and Paul C. Reinhardt. Each of the foregoing portfolio managers manages one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular portfolio manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and each portfolio manager has full discretion over his sub-portfolio. However, as lead portfolio manager for the Fund, Mr. Carlson is vested with the authority to adjust the allocation of assets to each sub-portfolio.

The S&P 500 Index Fund is managed by SSgA FM, a sub-adviser retained by GE Asset Management to provide day-to-day management of the Fund’s assets. Additional information about the sub-adviser can be found under the section entitled “About the Sub-Advisers — S&P 500 Index Fund” later in this Prospectus.

The Premier Growth Equity Fund is managed by David B. Carlson.

The Core Value Equity Fund is co-managed by Paul C. Reinhardt and Stephen V. Gelhaus. Messrs. Reinhardt and Gelhaus both manage the Fund as a collaborative team. Both portfolio managers have the authority to increase or decrease existing positions in the Fund; however, Mr. Reinhardt, as lead manager, is vested with the authority to purchase securities that are new to the Fund or to divest the Fund of its entire position in a security. Mr. Reinhardt also has veto authority over Mr. Gelhaus’ trade decisions.

The Small-Cap Equity Fund is managed by David Wiederecht and Mike Cervi, who are vested with oversight authority over the Fund’s sub-advisers that provide day-to-day management of the assets of the Fund allocated to them. Messrs. Wiederecht and Cervi have full discretion in determining the assets that are allocated to each sub-adviser. The current sub-advisers of the Fund are as follows: Palisade; Champlain; GlobeFlex; Kennedy; and SouthernSun. Additional information about each sub-adviser can be found under the section entitled “About the Sub-Advisers — Small-Cap Equity Fund” later in this Prospectus.

The Income Fund is managed by a team of portfolio managers that includes William M. Healey and Mark H. Johnson. Mr. Healey and Mr. Johnson are each responsible for a portion of the Fund, the size of which is determined by team consensus and adjusted on a periodic basis, if necessary. Although each portfolio manager manages his portion of the Fund independent of the other team members, the team is highly collaborative and communicative.

The Total Return Fund is managed by a team of portfolio managers that includes Jeffrey Palma and David Wiederecht. Messrs. Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by BlackRock, a sub-adviser retained by GE Asset Management. In addition to oversight authority for asset allocation, Messrs. Palma and Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds. Additional information about the sub-adviser can be found under the section entitled “About the Sub-Adviser — Total Return Fund” later in this Prospectus.

The Real Estate Securities Fund is managed by CenterSquare, a sub-adviser retained by GE Asset Management to provide day-to-day management of the Fund’s assets. Additional information about the sub-adviser can be found under the section entitled “About the Sub-Advisers — Real Estate Securities Fund” later in this Prospectus.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Funds’ investments. The portfolio managers may change from time to time. The SAI provides the following additional information about each portfolio manager (including those of BlackRock, Palisade, Champlain, GlobeFlex, SouthernSun, Kennedy, SSgA FM and CenterSquare: (i) the portfolio manager’s compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager’s ownership of shares of the Fund he/she manages, if any.

David B. Carlson is Chief Investment Officer — U.S. Equities at GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson has served as the portfolio manager for the Premier Growth Equity Fund since the Fund’s commencement and as a portfolio manager for the U.S. Equity Fund since May 2011. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989, and an Executive Vice President in 2003.

Mike Cervi is a Senior Vice President of GE Asset Management and is a Managing Director of Portfolio Construction within GE Asset Management’s Investment Solutions team. He has been a member of the portfolio management team for the Small-Cap Equity Fund since May 2013. Mr. Cervi focuses on

52

GE Investments Funds, Inc. Prospectus

May 1, 2014

portfolio construction and manager research for a number of GE Asset Management’s portfolios including responsibility for defined benefit, defined contribution and sub-advised mutual funds accounts. Prior to his current position, Mr. Cervi led investment oversight of GE Asset Management’s multi-asset class client relationships. Mr. Cervi joined GE Asset Management in 2000 and has held several other roles within GE Asset Management including Shareholder Services Representative from 2000 to 2001, Institutional Marketing Analyst from 2001 to 2003, Director, Product Management — U.S. Equities from 2003 to 2005, Product Portfolio Manager — U.S. Equities from 2005 to 2006, Vice President, Manager of Investment Relationships from 2006 to 2009 and Managing Director, Total Plan Management from 2009 to 2013. He became a Senior Vice President in 2009 and has served as the Managing Director of Portfolio Construction since April 2013.

Stephen V. Gelhaus is a Senior Vice President of GE Asset Management. He has been a member of the portfolio management teams for the U.S. Equity Fund and the Core Value Equity Fund since January 2002. Mr. Gelhaus joined GE Asset Management in June 1991 and was a research analyst in the U.S. Equities group from 1995 through 2001 and became an associate portfolio manager for the Core Value Equity Fund in August 1999.

William M. Healey is a Senior Vice President and Chief Investment Officer — Core Fixed Income Investments of GE Asset Management. He has served on the portfolio management team for the Income Fund since September 1997. Mr. Healey joined GE Asset Management in April 1996 as a portfolio manager, became Vice President in June 2001, Senior Vice President in January 2007 and Chief Investment Officer — Core Fixed Income Investments in April 2012. Prior to joining GE Asset Management, Mr. Healey spent over 11 years in the fixed income group at MetLife.

Mark H. Johnson is a Senior Vice President and Chief Investment Officer — Insurance and Long Duration of GE Asset Management. He has been a member of the portfolio management team for the Income Fund since 2007. Mr. Johnson joined GE in 1998 and GE Asset Management as a Vice President and portfolio manager in 2002. He became Senior Vice President in 2007 and Chief Investment Officer — Insurance and Long Duration in April 2012. Prior to joining GE, Mr. Johnson held positions at insurance companies and public accounting firms.

Jeffrey Palma is a Senior Vice President and Chief Market Strategist at GE Asset Management, and a portfolio manager of the Total Return Fund. He has been a member of the portfolio management team for the Total Return Fund since May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

Paul C. Reinhardt is a Senior Vice President of GE Asset Management. He has been a portfolio manager for the U.S. Equity Fund and the Core Value Equity Fund since January 2001. Mr. Reinhardt joined GE Asset Management in 1982 as an equity analyst and has been a portfolio manager since 1987.

David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director at GE Asset Management. He has served as a portfolio manager of the Small-Cap Equity Fund since September 2010, and has served as portfolio manager to the Total Return Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.

53

About the Sub-Advisers

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objectives of the Funds. GE Asset Management is proud to engage the following sub-advisers who are either (i) primarily responsible for the day-to-day management of the investment program for a Fund, or (ii) responsible for managing a portion of a Fund’s assets allocated to the sub-adviser. The following sets forth biographical information for those individuals who are primarily responsible for managing the specified Fund’s investments. As with GE Asset Management’s portfolio managers, the sub-advisers may change the portfolio managers from time to time.

S&P 500 Index Fund

SSgA Funds Management, Inc. (SSgA FM)

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2013, SSgA FM had approximately $334.95 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. As of December 31, 2013, SSgA had approximately $2.34 trillion in assets under management.

SSgA FM manages portfolios using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. This approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSgA FM Investment Committee. Key professionals involved in the day-to-day portfolio management for the S&P 500 Index Fund include the following:

Karl A. Schneider, CAIA is a Vice President of SSgA FM and Head of US Equity Strategies for the Global Equity Beta Solutions Team (GEBS), where in addition to overseeing the management of the US equity index strategies, he also serves as a portfolio manager for a number of the group’s passive equity portfolios. Previously within GEBS, he served as a portfolio manager and product specialist for synthetic beta strategies, including commodities, buy/write, and hedge fund replication. Karl is also a member of the SSgA Derivatives Committee.

Prior to joining GEBS, Karl worked as a portfolio manager in SSgA’s Currency Management Group, managing both active currency selection and traditional passive hedging overlay portfolios. He joined State Street in 1996.

Karl holds a BS in Finance and Investments from Babson College and also an MS in Finance from Boston College. He has earned the Chartered Alternative Investment Analyst designation and is a member of the CAIA Association.

John Tucker, CFA is a Senior Managing Director of SSgA FM and Co-Head of Passive Equity Strategies in North America. John is responsible for overseeing the management of all equity index strategies and exchange traded funds managed in the United States and Canada. He is a member of the Senior Leadership Team.

Previously, John was head of the Structured Products group in SSgA’s London office, where he was responsible for the management of all index strategies in the firm’s second largest investment center. Prior to joining the investment management group, he was the Operations Manager for SSgA’s International Structured Products group, where he was responsible for the operations staff and functions. He joined State Street in 1988.

John received a BA from Trinity College and an MS in Finance from Boston College. He has also earned the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society and the CFA Institute. In addition, John is a member of the Russell Index Client Advisory Board and the S&P U.S. Index Advisory Panel.

Small-Cap Equity Fund

The assets of the Small-Cap Equity Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade; (ii) Champlain; (iii) GlobeFlex; (iv) Kennedy; and (v) SouthernSun. GE Asset Management is responsible for allocating the Small-Cap Equity Fund’s assets among the sub-advisers (Allocated Assets), and for managing the Fund’s cash position. The following sets forth the information for each sub-adviser:

Palisade Capital Management, L.L.C. (Palisade)

One Bridge Plaza

Fort Lee, NJ 07024

Palisade has a history of managing small-cap equity portfolios and for several years has provided pension fund services to GE. The company has managed various institutional and private accounts with total assets of $4.6 billion as of December 31, 2013. Palisade translates its experience from various institutional and private accounts to mutual fund portfolios it sub-advises for GE Asset Management. Palisade has managed the Small-Cap Equity Fund since inception.

Palisade’s Allocated Assets are managed by Marc Shapiro and Dennison T. (“Dan”) Veru, members of Palisade’s Investment Policy Committee. Mr. Shapiro and Mr. Veru are jointly and primarily responsible for the strategy of the Allocated Assets and the day-to-day management of the Allocated Assets is executed by Mr. Shapiro.

54

GE Investments Funds, Inc. Prospectus

May 1, 2014

Marc Shapiro, Senior Portfolio Manager, joined Palisade in March 2004. Mr. Shapiro serves as the portfolio manager for Palisade’s Institutional Small Cap Core Equity portfolios. Mr. Shapiro became a senior portfolio manager in March 2012, and has served as the strategy’s associate portfolio manager and as a Senior Vice President of Research for Palisade’s Small Cap Core Equity portfolio since October 2006, with lead research responsibility for a number of sectors, including the Information Technology and Telecom Services Sectors. Prior to joining Palisade, Mr. Shapiro was a senior equity analyst at Awad Asset Management and a small cap analyst at Schroders. Mr. Shapiro received his M.S. in Finance from Drexel University and his B.S. in Finance from the College of New Jersey.

Dennison T. (“Dan”) Veru, Executive Vice President and Chief Investment Officer — Institutional, joined Palisade in March 2000. Since joining Palisade, Mr. Veru has been a member of Palisade’s Investment Policy Committee and became a principal of Palisade in July 2004. Prior to joining Palisade, he was President and Director of Research of Awad Asset Management, a division of Raymond James Financial. Mr. Veru has been a frequent guest on CNBC, Fox and Bloomberg television. Prior to Awad, Mr. Veru worked with the Palisade team from 1985 through 1992. Mr. Veru graduated from Franklin & Marshall College.

Champlain Investment Partners, LLC (Champlain)

180 Battery Street

Burlington, VT 05401

Champlain is a registered investment adviser that was formed in 2004 and focuses on managing core small and mid-cap strategies. As of December 31, 2013, Champlain had over $6.03 billion in assets under management. Champlain’s Allocated Assets are managed by a team of investment professionals led by Scott T. Brayman, CFA, who is a co-founder of Champlain.

Scott T. Brayman, CFA, is a Managing Partner and Chief Investment Officer at Champlain and has more than 28 years of investment management experience. Mr. Brayman leads the investment team for both the small and mid-cap strategies at Champlain. Prior to joining Champlain in 2004, Mr. Brayman was a Senior Vice President and served as a portfolio manager at NL Capital Management, Inc. from 2003 to 2004, and served as a portfolio manager with Sentinel Advisers, Inc. from 1996 to 2004, where he was responsible for managing the small-cap and core mid-cap strategies. Mr. Brayman began his career as a credit analyst with the First National Bank of Maryland.

GlobeFlex Capital, LP (GlobeFlex)

4365 Executive Drive, Suite 720

San Diego, CA 92121

GlobeFlex is a registered investment adviser that was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2013, GlobeFlex had over $3.8 billion in assets under management. GlobeFlex’s Allocated Assets are managed by a team of investment professionals led by Robert J. Anslow, who is the co-founder of GlobeFlex.

Robert J. Anslow is the Partner and Chief Investment Officer responsible for all portfolio management and research activities at GlobeFlex and has more than 31 years of investment management experience. Prior to co-founding GlobeFlex in 1994, Mr. Anslow was a Director of the Systematic and Global Portfolio Management/Research Group at Nichlolas-Applegate Capital Management (Nicholas-Applegate) from 1986 to 1994, where he built the first systematic process for international investing. Prior to Nicholas-Applegate, Mr. Anslow was responsible for systematic portfolio management and research processes at two major investment institutions: the California Public Employee’s Retirement System (CalPERS) and BayBanks Investment Management of Boston.

Kennedy Capital Management, Inc. (Kennedy)

10829 Olive Boulevard

St. Louis, MO 63141

Kennedy is a registered investment adviser that was formed in 1980 to provide customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as high-net-worth individuals, and specializes in the small and mid-cap asset classes. As of December 31, 2013, Kennedy had approximately $5.66 billion in assets under management. Kennedy’s Allocated Assets are managed by a team of investment professionals led by Mr. Frank Latuda, Jr., CFA.

Frank Latuda, Jr., CFA is a Vice President, Director and Chief Investment Officer at Kennedy as well as portfolio manager of Kennedy’s Small Cap Value I, Mid Cap Value, All Cap Value and SMID Cap Value separately-managed portfolios. As Chief Investment Officer, Mr. Latuda also serves as Chairman of Kennedy’s Investment Policy Committee. Mr. Latuda joined Kennedy as an equity analyst in 1997 and served as Director of Research from 1998 until 2000. He has been portfolio manager since October 2000, when he took over the Small Cap Value I portfolio. Prior to joining Kennedy, he was an analyst with Burns, Pauli, Mahoney Company. Mr. Latuda earned a B.S. in Electrical Engineering from the University of Notre Dame, as well as an M.S. in Electrical Engineering and an M.B. A. from the University of Illinois.

SouthernSun Asset Management, LLC (SouthernSun)

6070 Poplar Avenue, Suite 300

Memphis, TN 38119

SouthernSun, established in 1989, is a registered investment adviser focusing on both U.S. and international value small and mid-cap companies, primarily serving the institutional marketplace. As of December 31, 2013, SouthernSun had over $5.3 billion in assets under management. SouthernSun’s Allocated Assets are managed by a team of investment professionals led by Michael W. Cook, who is the founder of SouthernSun.

55

About the Sub-Advisers

Michael W. Cook, is the Chief Executive Officer and Chief Investment Officer at SouthernSun responsible for all portfolio management activities for the firm, and has more than 25 years of investment management experience. Prior to founding SouthernSun in 1989, Mr. Cook was a portfolio manager/analyst at Front Street Capital Management from 1986 to 1988, and was an account executive at Merrill Lynch from 1985 to 1986.

Real Estate Securities Fund

CenterSquare Investment Management, Inc. (CenterSquare)

630 West Germantown Pike, Suite 300

Plymouth Meeting, PA 19462

CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc. (CenterSquare Holdings). CenterSquare Holdings is wholly owned by The Bank of New York Mellon Corporation (BNY Mellon) and operates as part of BNY Mellon’s Investment Management Division. As a wholly owned subsidiary of CenterSquare Holdings, CenterSquare is a second tier subsidiary of BNY Mellon. CenterSquare is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2013, CenterSquare managed accounts invested in publicly-traded real estate securities with assets in the aggregate totaling approximately $6.0 billion.

The Real Estate Securities Fund is co-managed by Dean Frankel, CFA and Eric Rothman, CFA.

Dean Frankel is a Global Co-Head of Real Estate Securities at CenterSquare. In his role, he is responsible for management of the firm’s proprietary research process. In addition, Mr. Frankel analyzes and interprets implications of major events and economic trends while co-managing the daily operations of the real estate securities portfolios. Mr. Frankel shares responsibility for covering the global REIT universe, and dedicates a significant portion of his time to on-site visits with companies and property tours in order to make real time assessments of a market’s health. Mr. Frankel joined CenterSquare in 1997. Mr. Frankel received a B.S. in Economics from the University of Pennsylvania’s Wharton School of Business.

Eric Rothman is a Portfolio Manager for CenterSquare Investment Management’s real estate securities group. He joined the firm in 2006, and is responsible for market research, sector allocations, research, and financial modeling across the U.S. real estate securities universe. Mr. Rothman also manages a global REIT high yield separate account mandate which leverages the global research platform in place. He brings 18 years of REIT and real estate investment experience to his position. Prior to joining CenterSquare, he spent more than six years as a sell-side REIT analyst at Wachovia Securities and three years as an analyst at AEW Capital Management, LP. Mr. Rothman graduated cum laude from Boston University with a B.A. in Economics, International Relations and French.

Total Return Fund

The Total Return Fund’s assets are allocated to and managed by BlackRock. GE Asset Management is responsible for allocating the U.S. equity, international equity and fixed income portions of the Fund to BlackRock (Allocated Assets) and for managing the Fund’s cash position. BlackRock’s Allocated Assets are managed by Alan Mason, Christopher Bliss, CFA, CPA, Greg Savage, CFA, Scott Radell, CFA, James Mauro and Karen Uyehara.

BlackRock Investment Management, LLC

1 University Square

Princeton, NJ 08540

BlackRock is a registered investment adviser and commodity pool operator organized in 1999. It is an indirect wholly-owned subsidiary of BlackRock, Inc. As of December 31, 2013, BlackRock, Inc., managed $4.32 trillion across equity, fixed income, real estate, liquidity, alternatives, and asset allocation/balanced strategies for institutional and retail clients. Key professionals involved in the day-to-day portfolio management for the Total Return Fund are:

Alan Mason has been a Managing Director of BlackRock, Inc. since 2009. Previously, Mr. Mason was a Managing Director of Barclays Global Investors from 2008 to 2009 and a Principal from 1996 to 2008.

Christopher Bliss, CFA, CPA has been a Managing Director of BlackRock, Inc. since 2010 and previously was a principal of Barclays Global Investors from 2005 to 2009.

Greg Savage, CFA has been a Managing Director of BlackRock, Inc. since 2010 and became a Director in 2009. Previously, Mr. Savage was a Principal of Barclays Global Investors from 2007 to 2009 and an Associate from 1999 to 2007.

Scott Radell, CFA has been a Managing Director of BlackRock, Inc. since 2009 and is Co-Head of U.S. Fixed Income Portfolio Solutions within BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2009. Previously, Mr. Radell was a portfolio manager of Barclays Global Investors from 2004 to 2009.

James Mauro has been a Director of BlackRock, Inc. since 2010 and previously was a Vice President of State Street Global Advisors from 2001 to 2010.

Karen Uyehara has been a Director of BlackRock, Inc. since 2010 and previously was a portfolio manager of Western Asset Management Company from 2005 to 2010.

56

GE Investments Funds, Inc. Prospectus

May 1, 2014

Shares of the Fund

Investor Service Plan

The Company has adopted an Investor Service Plan with respect to Class 1 and Class 3 shares of the Total Return Fund. Under these Investor Service Plans, the Company, on behalf of the Total Return Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer shares of the Total Return Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under these Investor Service Plans by the Total Return Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to the share class offered. The Investor Service Plans continue in effect with respect to the Total Return Fund from year to year so long as such continuance is approved annually by the Board of Directors. For more information about these Investor Service Plans, please see the SAI for the Funds.

Distribution and Service (12b-1) Plans

The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 1 and Class 3 shares of the Total Return Fund. Under the 12b-1 Plan for Class 1 shares, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares.

Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Total Return Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Total Return Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Total Return Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such contracts. The amount of compensation paid under the Class 3 12b-1 Plan by the Fund’s Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such shares. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Each 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Total Return Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information about the 12b-1 Plans, please see the SAI for the Funds.

57

Shares of the Fund

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Funds or to distributors of variable contracts, for selling or servicing Fund shares. This additional compensation constitutes payments over and above other types of shareholder servicing and distribution payments described elsewhere in the Prospectus. Firms that receive these payments may be affiliated with GE Asset Management.

These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software, (2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment.

These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Funds as investment options under variable contracts.

GE Asset Management does not direct the Funds’ portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with any Fund’s portfolio transactions, in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Funds rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this Prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers Class 1 shares for each of the Funds as investment options for variable contracts. The Total Return Fund also offers Class 3 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share prices and performance. Not all variable contracts offer every class of the Total Return Fund’s shares.

Shares of the Funds are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each such subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Funds. In the event that the Company offers shares of one or more Funds to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company’s current participation agreements (which do not differ materially from one another).

58

GE Investments Funds, Inc. Prospectus

May 1, 2014

Purchase and Redemption of Shares

For each day on which a Fund’s net asset value is calculated, the Accounts transmit to the Funds any orders to purchase or redeem shares of the Funds based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Funds any orders to purchase or redeem shares of the Fund(s) based on the instructions of plan trustees or participants. The Account purchases or redeems shares of each Fund at the Fund’s net asset value per share calculated as of the day the Company receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Funds. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company monitors the Funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in one or more Funds or it may substitute shares of one Fund for another. This might force a Fund to sell its portfolio securities at a disadvantageous price.

The Company and GEID may reject any order to purchase shares of any Fund for any reason.

Redemptions in Kind

For redemption requests that exceed $250,000 or 1% of a Fund’s net assets, the Fund may require that an Account take a “redemption in kind” upon redemption and may give such Account portfolio securities instead of cash proceeds.

59

Shares of the Fund

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Funds are not appropriate for “market timing” or other types of frequent or short-term trading (“disruptive trading”).

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund’s investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in one or more Funds.

Because the Funds only receive information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Funds and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company’s variable contracts. Nonetheless, the Company, the Funds and the Distributor do not control any insurance company sponsor’s enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Funds reserve the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in one or more Funds.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Funds from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Funds has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require a Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require a Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone” arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by a Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with efficient management of a Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

60

GE Investments Funds, Inc. Prospectus

May 1, 2014

Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of a Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:

(1) as to matters where the interests of the Fund differ from the interests of the Company’s other Funds (such as approval of an investment advisory agreement or a change in a Fund’s fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.

(2) as to matters where the interests of one class of the Fund’s shares differ from the interests of the Fund’s other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

Plan Participant Voting Rights

If Fund shares are sold directly to qualified pension and retirement plans, and a shareholder vote is required under the 1940 Act, plan trustees would be expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

61

Dividends, Capital Gains and Other Tax Information

Dividend and Capital Gains Distribution

Each Fund intends to distribute substantially all of its net investment income annually. Each Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by a Fund are reinvested in shares of the same class of the Fund at the Fund’s net asset value. The dividends and distributions are made to the Accounts, not to contract owners.

Taxes

For federal income tax purposes, each Fund is treated as a separate entity. Each Fund has elected and intends to qualify each year as a “regulated investment company” under the Code. By so qualifying, a Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Funds, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

62

GE Investments Funds, Inc. Prospectus

May 1, 2014

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of each Fund is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by each Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

Any short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by a valuation committee of GE Asset Management. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 am Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Listed derivatives such as exchange traded futures, options and swaps are typically valued at the settlement or close price on the exchange in which they trade and if no close price is available, then at the last sale price. Non-listed over-the- counter derivatives are typically valued by an approved independent pricing service or broker-dealer.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

63

Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended December 31. Each of the Funds (except the Total Return Fund) offers only one class of shares (Class 1). With respect to the Total Return Fund, financial performance for Class 1 and Class 3 shares are presented. Financial performance does not reflect the fees or charges imposed by the Accounts, and if these fees and charges were included, total return figures would be lower.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information, except as noted below, has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose reports, along with each Fund’s financial statements, are included in each Fund’s Annual Report, which are available on request.

64

GE Investments Funds, Inc. Prospectus

May 1, 2014

U.S. Equity Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	1/3/95
Net asset value, beginning of period	$35.14	$30.74	$31.92	$29.23	$22.44
Income/(loss) from investment operations:
Net investment income (loss)	0.42	0.45	0.24	0.28*	0.30
Net realized and unrealized gains/(losses) on investments	11.49	4.40	(1.17)	2.72	6.80
Total income/(loss) from investment operations	11.91	4.85	(0.93)	3.00	7.10
Less distributions from:
Net investment income	0.42	0.45	0.25	0.31	0.31
Net realized gains	—	—	—	—	—
Total distributions	0.42	0.45	0.25	0.31	0.31

Net asset value, end of period	$46.63	$35.14	$30.74	$31.92	$29.23

Total Return (a)	33.91%	15.80%	(2.91)%	10.26%	31.63%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,234	$29,924	$30,940	$38,305	$41,792
Ratios to average net assets:
Net investment income	0.95%	1.22%	0.70%	0.96%	1.11%
Net expenses (c)	0.80%(b)	0.80%(b)	0.89%(b)	0.69%(b)	0.86%(b)
Gross expenses (c)	0.80%	0.81%	0.90%	0.69%	0.86%
Portfolio turnover rate	40%	66%	39%	42%	46%

S&P 500 Index Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	4/15/85
Net asset value, beginning of period	$25.29	$ 22.31	$22.37	$19.82	$15.99
Income/(loss) from investment operations:
Net investment income	0.55	0.52	0.44	0.40	0.38
Net realized and unrealized gains/(losses) on investments	7.53	2.98	(0.06)	2.54	3.84
Total income/(loss) from investment operations	8.08	3.50	0.38	2.94	4.22
Less distributions from:
Net investment income	0.54	0.52	0.44	0.39	0.39
Net realized gains	—	—	—	—	—
Total distributions	0.54	0.52	0.44	0.39	0.39

Net asset value, end of period	$32.83	$ 25.29	$22.31	$22.37	$19.82

Total Return (a)	31.97%	15.70%	1.71%	14.84%	26.30%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$206,556	$ 183,040	$179,556	$217,344	$224,165
Ratios to average net assets:
Net investment income (loss)	1.75%	1.93%	1.73%	1.79%	2.05%
Net expenses (c)	0.35%(b)(d)	0.38%(b)(d)	0.40%(b)(d)	0.33%(b)(d)	0.43%(b)
Gross expenses (c)	0.40%	0.43%	0.45%	0.38%	0.43%
Portfolio turnover rate	3%	6%	3%	4%	5%

See Notes to Financial Statements	65

Financial Highlights

Premier Growth Equity Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	12/12/97
Net asset value, beginning of period	$85.99	$71.78	$71.60	$64.30	$46.49
Income/(loss) from investment operations:
Net investment income (loss)	0.58	0.78	0.15	0.14*	0.20
Net realized and unrealized gains/(losses) on investments	29.35	14.20	0.19	7.32	17.81
Total income/(loss) from investment operations	29.93	14.98	0.34	7.46	18.01
Less distributions from:
Net investment income	0.58	0.77	0.16	0.16	0.20
Net realized gains	7.50	—	—	—	—
Total distributions	8.08	0.77	0.16	0.16	0.20

Net asset value, end of period	$107.84	$85.99	$71.78	$71.60	$64.30

Total Return (a)	34.88%	20.88%	0.47%	11.61%	38.74%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,852	$35,397	$37,871	$45,280	$48,620
Ratios to average net assets:
Net investment income (loss)	0.54%	0.84%	0.19%	0.22%	0.33%
Net expenses (c)	0.83%(b)	0.85%(b)	0.91%(b)	0.76%(b)	0.90%(b)
Gross expenses (c)	0.83%	0.85%	0.92%	0.76%	0.90%
Portfolio turnover rate	21%	17%	21%	19%	18%

Core Value Equity Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	4/28/00
Net asset value, beginning of period	$9.67	$8.63	$8.85	$8.04	$6.48
Income/(loss) from investment operations:
Net investment income	0.11	0.12	$0.08	0.11*	0.08
Net realized and unrealized gains/(losses) on investments	3.09	1.04	(0.22)	0.82	1.57
Total income/(loss) from investment operations	3.20	1.16	(0.14)	0.93	1.65
Less distributions from:
Net investment income	0.11	0.12	0.08	0.12	0.09
Net realized gains	0.87	—	—	—	—
Total distributions	0.98	0.12	0.08	0.12	0.09
Net asset value, end of period	$11.89	$9.67	$8.63	$8.85	$8.04

Total Return (a)	33.08%	13.41%	(1.60)%	11.57%	25.40%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,993	$15,523	$16,251	$19,756	$21,847
Ratios to average net assets:
Net investment income (loss)	0.89%	1.14%	0.80%	1.32%	1.16%
Net expenses (c)	1.02%(b)	1.08%(b)	1.28%(b)	0.97%(b)	1.24%(b)
Gross expenses (c)	1.02%	1.08%	1.28%	0.97%	1.24%
Portfolio turnover rate	43%	62%	49%	45%	61%

66	See Notes to Financial Statements

GE Investments Funds, Inc. Prospectus

May 1, 2014

Small-Cap Equity Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	4/28/00
Net asset value, beginning of period	$13.37	$ 12.85	$12.46	$9.79	$7.48
Income/(loss) from investment operations:
Net investment income (loss)	(0.03)	0.00**	(0.01)	0.02*	0.04
Net realized and unrealized gains/(losses) on investments	4.96	1.86	0.40	2.67	2.27
Total income/(loss) from investment operations	4.93	1.86	0.39	2.69	2.31
Less distributions from:
Net investment income	—	0.00**	0.00**	0.02	—
Net realized gains	2.04	1.34	—	—	—
Total distributions	2.04	1.34	0.00	0.02	0.00

Net asset value, end of period	$16.26	$13.37	$12.85	$12.46	$9.79

Total Return (a)	36.89%	14.57%	3.13%	27.47%	30.88%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$50,248	$41,942	$46,855	$55,527	$54,114
Ratios to average net assets:
Net investment income (loss)	(0.23)%	0.01%	(0.07)%	0.18%	(0.04)%
Net expenses (c)	1.27%(b)(e)	1.34%(b)(e)	1.28%(b)(e)	1.12%(b)	1.52%(b)
Gross expenses (c)	1.28%	1.38%	1.50%	1.13%	1.52%
Portfolio turnover rate	39%	36%	44%	47%	40%

See Notes to Financial Statements	67

Financial Highlights

Income Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	1/3/95
Net asset value, beginning of period	$11.71	$11.35	$11.05	$10.62	$10.26
Income/(loss) from investment operations:
Net investment income (loss)	0.30	0.28	0.48	0.34*	0.37
Net realized and unrealized gains/(losses) on investments	(0.46)	0.37	0.32	0.46	0.45
Total income/(loss) from investment operations	(0.16)	0.65	0.80	0.80	0.82
Less distributions from:
Net investment income	0.30	0.29	0.50	0.37	0.46
Total distributions	0.30	0.29	0.50	0.37	0.46

Net asset value, end of period	$11.25	$11.71	$11.35	$11.05	$10.62

Total Return (a)	(1.34)%	5.69%	7.20%	7.56%	7.88%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,788	$42,893	$51,191	$54,884	$59,532
Ratios to average net assets:
Net investment income	2.41%	2.09%	3.99%	3.07%	4.01%
Net expenses (c)	0.79%(b)	0.80%(b)	0.86%(b)	0.83%(b)	0.84%(b)
Gross expenses (c)	0.80%	0.82%	0.87%	1.00%	0.84%
Portfolio turnover rate	256%	327%	359%	320%	251%

Total Return Fund
	CLASS 1					CLASS 3
Years ended December 31	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Inception date	—	—	—	—	7/1/85	—	—	—	—	5/1/06
Net asset value, beginning of period	$17.35	$15.66	$16.42	$15.18	$12.75	$17.30	$15.62	$16.38	$15.15	$12.73
Income/(loss) from investment operations:
Net investment income	0.29	$0.28	0.31	0.23*	0.20*	0.24	$0.20	0.24	0.19*	0.17*
Net realized and unrealized gains/(losses) on investments	2.29	1.68	(0.78)	1.23	2.45	2.28	1.71	(0.75)	1.23	2.45
Total income/(loss) from investment operations	2.58	1.96	(0.47)	1.46	2.65	2.52	1.91	(0.51)	1.42	2.62
Less distributions from:
Net investment income	0.29	0.27	0.29	0.22	0.19	0.24	0.23	0.25	0.19	0.17
Net realized gains	0.93	—	—	—	—	0.93	—	—	—	—
Return of capital	—	—	—	—	0.03	—	—	—	—	0.03
Total distributions	1.22	0.27	0.29	0.22	0.22	1.17	0.23	0.25	0.19	0.20

Net asset value, end of period	$18.71	$ 17.35	$15.66	$16.42	$15.18	$18.65	$17.30	$15.62	$16.38	$15.15

Total Return (a)	14.93%	12.55%	(2.85)%	9.64%	20.81%	14.64%	12.25%	(3.10)%	9.37%	20.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,046,388	$1,015,136	$1,006,391	$1,152,587	$1,131,038	$1,937,910	$1,769,140	$1,624,263	$1,691,910	$1,421,191
Ratios to average net assets:
Net investment income	1.50%	1.45%	1.67%	1.51%	1.47%	1.25%	1.20%	1.42%	1.26%	1.26%
Net expenses (c)	0.60%(b)	0.73%(b)	0.74%(b)(f)	0.69%(b)(f)	0.67%(b)(f)	0.85%(b)	0.98%(b)	0.99%(b)(f)	0.94%(b)(f)	0.87%(b)(f)
Gross expenses (c)	0.61%	0.74%	0.76%	0.73%	0.70%	0.86%	0.99%	1.01%	0.98%	0.91%
Portfolio turnover rate	175%	168%	195%	148%	174%	175%	168%	195%	148%	174%

68	See Notes to Financial Statements

GE Investments Funds, Inc. Prospectus

May 1, 2014

Real Estate Securities Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—		—	5/1/95
Net asset value, beginning of period	$13.27	$11.58	$10.68	$8.41	$6.46
Income/(loss) from investment operations:
Net investment income (loss)	0.19	0.29	0.21	0.19*	1.03
Net realized and unrealized gains/(losses) on investments	0.16	1.65	0.84	2.24	1.29
Total income/(loss) from investment operations	0.35	1.94	1.05	2.43	2.32
Less distributions from:
Net investment income	0.20	0.25	0.15	0.16	0.22
Net realized gains	0.74	—	—	—	—
Return of capital	—	—	—	—	0.15
Total distributions	0.94	0.25	0.15	0.16	0.37

Net asset value, end of period	$12.68	$13.27	$11.58	$10.68	$8.41

Total Return (a)	2.60%	16.79%	9.85%	28.94%	35.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$102,603	$76,751	$75,012	$78,316	$70,574
Ratios to average net assets:
Net investment income	1.50%	2.13%	1.73%	1.97%	4.75%
Net expenses (c)	0.96%(b)	0.98%(b)	1.04%(b)	0.92%(b)	1.04%(b)
Gross expenses (c)	0.96%	0.98%	1.04%	0.93%	1.04%
Portfolio turnover rate	82%	49%	69%	113%	105%

See Notes to Financial Statements	69

Financial Highlights

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GE Asset Management with respect to the Fund’s investment in an affiliated money market fund managed by GE Asset Management.

(c)	Ratios may not correlate to the Annual Fund Operating Expenses table due to Acquired Fund Fees and Expenses.

(d)	Reflects GE Asset Management’s contractual arrangement with the Company to limit the management fee charged to the Fund to 0.30% of the average daily net assets of the Fund.

(e)	Reflects a voluntary reimbursement of other operating expenses by GEAM.

(f)	Reflects GE Asset Management’s contractual arrangement with the Fund to waive management fees or limit operating expenses. The most recent arrangement expired on April 30, 2011.

*	Per share values have been calculated using the average share method.

**	Rounds to less than $0.01.

70	See Notes to Financial Statements

GE Investments Funds, Inc. Prospectus

If you wish to know more

You will find additional information about the GE Investments Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about the Funds and their investment strategies and policies and is incorporated by reference and is legally considered part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Additional information about each Fund’s investments is available in the GE Investments Funds annual and semi-annual reports to shareholders. In these annual reports you will find a discussion of market conditions and investment strategies that significantly affected a Fund’s performance during its last fiscal year.

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

GE Investments Funds, Inc.

You may obtain a free copy of the SAI or the Funds’ annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Telephone 1-800-242-0134

Website http://www.geam.com/prospectus

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Transfer Agent

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.

Investment Company Act file number: 811-04041

GEIN-1 (05/14)

GE Investments Funds, Inc.

Prospectus

May 1, 2014

Class 1

Total Return Fund	GETIX

Like all mutual funds, shares of the GE Investments Funds, Inc. have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Investments Funds, Inc. Prospectus

May 1, 2014

Total Return Fund

Class  1  GETIX

Investment Objective

The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 1
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	N/A
Other Expenses (includes an Investor Service Plan fee of 0.20% of the average daily net assets)	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.61%
Expenses Reimbursed/Fees Waived by Adviser[1]	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.60%

1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$61	$194	$339	$761

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. GE Asset Management utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on GE Asset Management’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of the desired broad-based indexes.

With respect to approximately 50-70% of its assets, the Fund seeks to track the investment performance of the S&P 500® Index and/or the MSCI® ACWI ex-U.S. Index. The investment adviser determines the allocation between the two indexes, which can vary over time and which can involve a full allocation to one index. The S&P 500® Index represents the market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of the large-capitalization U.S. stock market performance. The MSCI® ACWI ex-U.S. Index represents the market capitalization-weighted index of stocks designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets. The sub-adviser uses a replication indexing strategy to track the investment performance of the S&P 500® Index and the MSCI® ACWI ex-U.S. Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in a benchmark index in approximately the same proportions as the benchmark index.

With respect to approximately 30-50% of its assets, the Fund seeks to track the investment performance of the Barclays U.S. Aggregate Bond Index, which represents a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Barclays U.S. Aggregate Bond Index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market. The sub-adviser uses a representative sampling indexing strategy to manage the bond portion of the Fund’s assets. “Representative sampling” is an indexing strategy that involves investing in a representative sample of

2

GE Investments Funds, Inc. Prospectus

May 1, 2014

securities that collectively has an investment profile similar to a benchmark index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the benchmark index. The Fund might or might not hold all of the securities that comprise the benchmark index.

To a lesser extent, the investment adviser may also allocate a portion of the Fund’s assets to track the investment performance of the S&P MidCap 400® Index and/or the Russell 2000® Index, when the investment adviser believes that these indexes can provide attractive relative returns.

The Fund may invest in cash or money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity. The Fund may also use exchange-traded funds and derivatives (such as options, futures and options on futures) to gain or hedge exposure to a certain type of broad-based index (such as equity futures of a broad-based index) as an alternative to investing directly in or selling the securities representing such index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk: The Fund allocates its assets among various asset classes, each of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Mid-Cap Company Risk is the risk that investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

3

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Prior to January 23, 2013, the Fund’s underlying strategies were actively managed. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	11.38%	(quarter ended June 30, 2009)
Lowest	-15.96%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	10 Years
Class 1 (inception 7/1/85)	14.93	10.73	5.31
S&P 500® Index (does not reflect fees, expenses or taxes)	32.39	17.94	7.40
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	-2.02	4.44	4.55
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	15.29	12.82	7.57

4

GE Investments Funds, Inc. Prospectus

May 1, 2014

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

BlackRock Investment Management, LLC

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Jeffrey Palma	2 years	Senior Vice President — Chief Market Strategist of GE Asset Management
David Wiederecht	3 years	President and Chief Investment Officer — Investment Solutions of GE Asset Management
Alan Mason	2 years	Managing Director of BlackRock, Inc.
Christopher Bliss, CFA, CPA	2 years	Managing Director of BlackRock, Inc.
Scott Radell, CFA	2 years	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

5

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration is the expected change in the value of a portfolio of fixed income securities that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5 year average portfolio duration means the portfolio would be expected to decrease in value by 5% if interest rates rise 1%. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding a fixed income security.

Emerging market securities include interests in or obligations of governments or entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•	Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars

6

GE Investments Funds, Inc. Prospectus

May 1, 2014

Foreign securities include interests in or obligations of governments or entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on the Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI® ACWI Ex-U.S. Index) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Fund may invest directly in money market instruments, and may also invest indirectly in money market instruments through investments in the GE Institutional Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

7

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to a fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when the Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers pursuant to Rule 144A under the Securities Act of 1933.

Russell 2000® Index is a market-capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

S&P 500® Index is an unmanaged, market-capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

S&P MidCap 400® Index is an unmanaged, market-capitalization-weighted index of stocks of 400 mid-sized U.S. companies representing all major industries in the mid-range of the U.S. stock market.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, the Fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly credit worthy. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency (FHFA) acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The status of these entities and the value of their securities and the securities which they guarantee could be affected to the extent the entities no longer receive such support.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stocks have lower valuation levels than growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the Fund’s portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these

8

GE Investments Funds, Inc. Prospectus

May 1, 2014

techniques at any given time or under any particular economic condition and there can be no assurance that the utilization of such investment techniques will benefit the Fund. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the Fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer the Fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

9

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to the Fund’s principal investment strategies described earlier in this Prospectus, the Fund is permitted to invest in other securities or use other investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to invest in or use any other securities, strategies, or techniques at any given time or under any particular economic condition. Certain securities, strategies and techniques may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the GE Investments Funds’ Statement of Additional Information (SAI).

Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during restructuring. The Fund invests in equity securities and may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

The Fund may from time to time take temporary defensive positions when its portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may hold cash without limit, or restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Company’s Board of Directors and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

The Fund may invest directly in money market instruments and may also invest indirectly in money market instruments through investment in the GE Institutional Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any.

To the extent that the Fund holds cash for temporary defensive positions, it may not achieve its investment objective.

10

GE Investments Funds, Inc. Prospectus

May 1, 2014

More on Investment Strategies

The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to approval of the Company’s Board of Directors. Percentage figures refer to the percentage of the Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated techniques.

Total Return Fund
Borrowing Limit	33 1⁄3%
Repurchase Agreements	Yes
Reverse Repurchase Agreements	Yes
Restricted Securities and Illiquid Securities	Yes
Structured and Indexed Securities	Yes
Purchasing and Writing Securities Options	Yes
Purchasing and Writing Securities Index Options	Yes
Futures Contracts and Options on Futures Contracts	Yes
Forward Currency Transactions	Yes
Options on Foreign Currencies	Yes
Maximum Investment in Debt Securities	100%
Maximum Investment in High Yield Securities	30%
Maximum Investment in Foreign Securities	70%*
When-Issued and Delayed Delivery Securities	Yes
Lending Portfolio Securities	Yes
Rule 144A Securities	Yes
Debt Obligations of Supranational Agencies	Yes
Depositary Receipts	Yes
Securities of Other Investment Funds	Yes
Municipal Leases	Yes
Floating and Variable Rate Instruments	Yes
Participation Interests in Municipal Obligations	Yes
Zero Coupon Obligations	Yes
Municipal Obligation Components	Yes
Custodial Receipts on Municipal Obligations	Yes
Mortgage Related Securities, including CMOs	Yes
Government Stripped Mortgage Related Securities	Yes
Asset Backed Securities and Receivable-Backed Securities	Yes
Mortgage Dollar Rolls	Yes
Short Sales Against the Box	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

11

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund’s risks are defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility in recent years. This financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

12

GE Investments Funds, Inc. Prospectus

May 1, 2014

The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Allocation Risk: GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: The Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives not traded on an exchange may be subject to counterparty risk (i.e., the risk that a counterparty to a derivative transaction may be unable to fulfill its obligations).

There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

•	Futures Contracts Risk: The loss that may be incurred by entering into futures contracts could exceed the amount of the premiums and margins paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures contract increases the risk of losing more than the amount initially invested by the Fund. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not be provided the same protections as provided by U.S. exchanges.

•	Options Risk: Options trading entails risks in addition to those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. If the Fund purchases options, it is subject to the risk of a complete loss of the amounts paid as premiums to purchase of the option.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable.

Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. Investing in emerging market countries may require the Fund to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for

13

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•	Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. The Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•	Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

•	Additional Risks Related to Debt and Economic Conditions: Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Passive Strategy Risk: The Fund utilizes a passive investment strategy, attempting to track the performance of an unmanaged index(es) of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund (or asset class of the Fund) and an index may be affected by changes in the securities markets, changes in the composition of an index, the timing of purchases and redemptions of Fund shares, and fees and expenses of the Fund. A fund employing a passive strategy will hold constituent securities of an index(es) regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance

14

GE Investments Funds, Inc. Prospectus

May 1, 2014

of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. The Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreements Risk: The Fund may suffer a loss if the other party to the repurchase agreement transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Investors in restricted securities may not benefit from the same investor protection requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities.

Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

•	Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•	Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•	Mid-Cap Company Risk: Investments in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•	Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

15

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Fund’s portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm to or disadvantage investors in the Fund. The Fund will generally disclose on its website (www.geam.com) the complete list of month-end portfolio holdings for the Fund, 30 days after the end of each month. Top 10 portfolio holdings and portfolio characteristics (such as sector and regional weightings) are generally posted monthly for the Fund, 15 days after the end of each month. A description of the Fund’s policies and procedures relating to the disclosure of portfolio holdings is available in the Fund’s SAI.

16

GE Investments Funds, Inc. Prospectus

May 1, 2014

About the Investment Adviser

Investment Adviser, Administrator and Sub-Administrator

GE Asset Management Incorporated, located at 1600 Summer Street, Stamford, Connecticut 06905, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2013, GE Asset Management had approximately $119 billion of assets under management, of which approximately $22 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Management Fee:

The Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly (“management fee”).

GE Asset Management has retained BlackRock Investment Management, LLC (BlackRock) to manage the Fund’s assets. GE Asset Management pays BlackRock an investment sub-advisory fee out of the management fee that it receives from the Fund. The investment sub-advisory fee is paid monthly and is based upon the average daily net assets of the Fund’s assets that are allocated to and managed by BlackRock.

For the fiscal year ended December 31, 2013, the Fund paid GE Asset Management the following management fee as a percentage of average net assets:

Total Return Fund	0.35%

From time to time, GE Asset Management may waive or reimburse the management fee paid by the Fund.

Under a separate sub-administration agreement, GE Asset Management has delegated certain administrative functions as of October 1, 2013 to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”). Under the sub-administration agreement, State Street Bank performs certain back office services to support GE Asset Management including, among other things, furnishing financial and performance information about the Funds for inclusion in regulatory filings and Board and shareholder reports; preparing regulatory filings, Board materials and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records.

GE Asset Management has a contractual arrangement with the Company to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Board of Directors’ Approval of Investment Advisory Agreements

The Fund’s annual report to shareholders for the twelve-month period ended December 31, 2013 contains a discussion regarding the basis for the Company’s Board of Directors’ approval of the investment advisory contract with GE Asset Management. The discussion regarding the basis for the Company’s Board of Directors’ approval of the sub-advisory contract with BlackRock with respect to the Total Return Fund was included in the Fund’s annual report to shareholders for the twelve-month period ended December 31, 2012.

Manager of Managers Structure

GE Asset Management and the Fund have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Directors, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has responsibility, subject to oversight of the Funds’ Board of Directors, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or GE Asset Management. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by the Fund also requires prior shareholder approval, which has been obtained for the Fund.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager of Managers Structure will not: (1) permit management fees paid by the Fund to GE Asset Management to be increased without

17

About the Investment Adviser

shareholder approval; or (2) diminish GE Asset Management’s responsibilities to the Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

About the Portfolio Managers

The following sets forth the roles of the primary portfolio managers of the Fund followed by biographical information for each portfolio manager.

Portfolio Management Teams

The Total Return Fund is managed by a team of portfolio managers that includes Jeffrey Palma and David Wiederecht. Messrs. Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by BlackRock, a sub-adviser retained by GE Asset Management. In addition to oversight authority for asset allocation, Messrs. Palma and Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds. Additional information about the sub-adviser can be found under the section entitled “About the Sub-Adviser — Total Return Fund” later in this Prospectus.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the Fund’s investments. The portfolio managers may change from time to time. The SAI provides the following additional information about each portfolio manager (including those of BlackRock): (i) the manager’s compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager’s ownership of shares of the Fund, if any.

Jeffrey Palma is a Senior Vice President and Chief Market Strategist at GE Asset Management, and a portfolio manager of the Total Return Fund. He has been a member of the portfolio management team for the Total Return Fund since May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses, including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director at GE Asset Management. He has served as a portfolio manager of the Total Return Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.

18

GE Investments Funds, Inc. Prospectus

May 1, 2014

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objective of the Fund. GE Asset Management is proud to engage the following sub-adviser who is primarily responsible for the day-to-day management of the Fund’s assets. The following sets forth biographical information for those individuals who are primarily responsible for managing the Fund’s investments. As with GE Asset Management’s portfolio managers, the sub-adviser may change the portfolio managers from time to time.

The Total Return Fund’s assets are allocated to and managed by BlackRock. GE Asset Management is responsible for allocating the U.S. equity, international equity and fixed income portions of the Fund to BlackRock (Allocated Assets) and for managing the Fund’s cash position. BlackRock’s Allocated Assets are managed by Alan Mason, Christopher Bliss, CFA, CPA, Greg Savage, CFA, Scott Radell, CFA, James Mauro and Karen Uyehara.

BlackRock Investment Management, LLC

1 University Square

Princeton, NJ 08540

BlackRock is a registered investment adviser and commodity pool operator organized in 1999. It is an indirect wholly-owned subsidiary of BlackRock, Inc. As of December 31, 2013, BlackRock, Inc., managed $4.32 trillion across equity, fixed income, real estate, liquidity, alternatives, and asset allocation/balanced strategies for institutional and retail clients. Key professionals involved in the day-to-day portfolio management for the Fund are:

Alan Mason has been Managing Director of BlackRock, Inc. since 2009. Previously, Mr. Mason was a Managing Director of Barclays Global Investors from 2008 to 2009 and a Principal from 1996 to 2008.

Christopher Bliss, CFA, CPA has been Managing Director of BlackRock, Inc. since 2010 and previously was a principal of Barclays Global Investors from 2005 to 2009.

Greg Savage, CFA has been Managing Director of BlackRock, Inc. since 2010 and became a Director in 2009. Previously, Mr. Savage was a Principal of Barclays Global Investors from 2007 to 2009 and an Associate from 1999 to 2007.

Scott Radell, CFA has been Managing Director of BlackRock, Inc. since 2009 and is Co-Head of U.S. Fixed Income Portfolio Solutions within BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2009. Previously, Mr. Radell was a portfolio manager of Barclays Global Investors from 2004 to 2009.

James Mauro has been Director of BlackRock, Inc. since 2010 and previously was a Vice President of State Street Global Advisors from 2001 to 2010.

Karen Uyehara has been Director of BlackRock, Inc. since 2010 and previously was a portfolio manager of Western Asset Management Company from 2005 to 2010.

19

Shares of the Fund

Investor Service Plan

The Company has adopted an Investor Service Plan with respect to Class 1 shares of the Fund. Under the Investor Service Plan, the Company, on behalf of the Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer shares of the Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under the Investor Service Plan by the Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to Class 1 shares. The Investor Service Plan continues in effect with respect to the Fund from year to year so long as such continuance is approved annually by the Board of Directors. For more information about this Investor Service Plan, please see the SAI for the Funds.

Distribution and Service (12b-1) Plan

The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 1 shares of the Fund. Under the 12b-1 Plan for Class 1 shares, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares.

For more information about the 12b-1 Plan, please see the SAI for the Fund.

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. This additional compensation constitutes payments over and above other types of shareholder servicing and distribution payments described elsewhere in the Prospectus. Firms that receive these payments may be affiliated with GE Asset Management.

These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software, (2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment.

These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Fund as an investment option under variable contracts.

GE Asset Management does not direct the Fund’s portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Fund’s portfolio transactions, in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts (Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this Prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers two share classes of the Total Return Fund as investment options for variable contracts —

20

GE Investments Funds, Inc. Prospectus

May 1, 2014

Class 1 and Class 3. This prospectus only offers Class 1 shares of the Total Return Fund. Class 3 shares of the Total Return Fund are offered through a separate prospectus.

Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each such subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company’s current participation agreements (which do not differ materially from one another).

Purchase and Redemption of Shares

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of plan trustees or participants. The Account purchases or redeems shares of the Fund at the Fund’s net asset value per share calculated as of the day the Company receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company monitors the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of the Fund for another. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Fund, may reject any order to purchase shares of any Fund for any reason.

Redemptions in Kind

For redemption requests that exceed $250,000 or 1% of a Fund’s net assets, the Fund may require that an Account take a “redemption in kind” upon redemption and may give such Account portfolio securities instead of cash proceeds.

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Fund is not appropriate for “market timing” or other types of frequent or short-term trading (“disruptive trading”).

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund’s investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in the Fund.

Because the Fund only receives information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Fund and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company’s variable contracts. Nonetheless, the Company, the Fund and the Distributor do not control any insurance company sponsor’s enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

21

Shares of the Fund

Disruptive Trading Policy

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in the Fund.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require the Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and

•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone” arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with efficient management of the Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:

(1) as to matters where the interests of the Fund differ from the interests of the Company’s other Funds (such as approval of an investment advisory agreement or a change in the Fund’s fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.

(2) as to matters where the interests of one class of the Fund’s shares differ from the interests of the Fund’s other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

Plan Participant Voting Rights

If Fund shares are sold directly to qualified pension and retirement plans, and a shareholder vote is required under the 1940 Act, plan trustees would be expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

22

GE Investments Funds, Inc. Prospectus

May 1, 2014

Dividends, Capital Gains and Other Tax Information

Dividend and Capital Gains Distribution

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund’s net asset value. The dividends and distributions are made to the Accounts, not to contract owners.

Taxes

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a “regulated investment company” under the Code. By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

23

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for the Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

Any short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by a valuation committee of GE Asset Management. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Listed derivatives such as exchange traded futures, options and swaps are typically valued at the settlement or close price on the exchange in which they trade and if no close price is available, then at the last sale price. Non-listed over-the-counter derivatives are typically valued by an approved independent pricing service or broker-dealer.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

24

GE Investments Funds, Inc. Prospectus

May 1, 2014

Financial Highlights

The financial highlights tables that follow are intended to help you understand the Fund’s financial performance for the fiscal years ended December 31. Financial performance does not reflect the fees or charges imposed by the Accounts, and if these fees and charges were included, total return figures would be lower.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information, except as noted below, has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available on request.

25

Financial Highlights

Total Return Fund
	CLASS 1
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	7/1/85
Net asset value, beginning of period	$17.35	$15.66	$16.42	$15.18	$12.75
Income/(loss) from investment operations:
Net investment income	0.29	$0.28	0.31	0.23*	0.20*
Net realized and unrealized gains/(losses) on investments	2.29	1.68	(0.78)	1.23	2.45
Total income/(loss) from investment operations	2.58	1.96	(0.47)	1.46	2.65
Less distributions from:
Net investment income	0.29	0.27	0.29	0.22	0.19
Net realized gains	0.93	—	—	—	—
Return of capital	—	—	—	—	0.03
Total distributions	1.22	0.27	0.29	0.22	0.22

Net asset value, end of period	$18.71	$ 17.35	$15.66	$16.42	$15.18

Total Return (a)	14.93%	12.55%	(2.85)%	9.64%	20.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,046,388	$1,015,136	$1,006,391	$1,152,587	$1,131,038
Ratios to average net assets:
Net investment income	1.50%	1.45%	1.67%	1.51%	1.47%
Net expenses (d)	0.60%(b)	0.73%(b)	0.74%(b)(c)	0.69%(b)(c)	0.67%(b)(c)
Gross expenses (d)	0.61%	0.74%	0.76%	0.73%	0.70%
Portfolio turnover rate	175%	168%	195%	148%	174%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GE Asset Management with respect to the Fund’s investment in an affiliated money market fund.

(c)	Reflects GE Asset Management’s contractual arrangement with the Fund to waive management fees or limit operating expenses. The most recent arrangement expired on April 30, 2011.

(d)	Ratios may not correlate to the Annual Fund Operating Expenses table due to Acquired Fund Fees and Expenses.

*	Per share values have been calculated using the average share method.

26	See Notes to Financial Statements

GE Investments Funds, Inc. Prospectus

If you wish to know more

You will find additional information about the GE Investments Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about the Fund and its investment strategies and policies and is incorporated by reference and is legally considered part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these annual reports you will find a discussion of market conditions and investment strategies that significantly impacted the Fund’s performance during its last fiscal year.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

GE Investments Funds, Inc.

You may obtain a free copy of the SAI or the Fund’s annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Telephone 1-800-242-0134

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Transfer Agent

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.

Investment Company Act file number: 811-04041

GEI-TOTAL-1 (05/14)

GE Investments Funds, Inc.

Prospectus

May 1, 2014

Class 3

Total Return Fund	GETTX

Like all mutual funds, shares of the GE Investments Funds, Inc. have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

GE Investments Funds, Inc. Prospectus

May 1, 2014

Total Return Fund

Class 3  GETTX

Investment Objective

The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.

Shareholder Fees (fees paid directly from your investment): N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Class 3
Management Fees	0.35%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (includes an Investor Service Plan fee of 0.20% of the average daily net assets)	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Expenses Reimbursed/Fees Waived by Adviser[2]	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.85%
1	GE Asset Management Incorporated (“GE Asset Management”) has entered into a contractual arrangement with GE Investments Funds, Inc. (the “Company”) to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, taking into account the fee waiver in the first year only for each of the time periods. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 3	$87	$273	$476	$1,060

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities and cash. GE Asset Management utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on GE Asset Management’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of the desired broad-based indexes.

With respect to approximately 50-70% of its assets, the Fund seeks to track the investment performance of the S&P 500® Index and/or the MSCI® ACWI ex-U.S. Index. The investment adviser determines the allocation between the two indexes, which can vary over time and which can involve a full allocation to one index. The S&P 500® Index represents the market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of the large-capitalization U.S. stock market performance. The MSCI® ACWI ex-U.S. Index represents the market capitalization-weighted index of stocks designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets. The sub-adviser uses a replication indexing strategy to track the investment performance of the S&P 500® Index and the MSCI® ACWI ex-U.S. Index. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in a benchmark index in approximately the same proportions as the benchmark index.

With respect to approximately 30-50% of its assets, the Fund seeks to track the investment performance of the Barclays U.S. Aggregate Bond Index, which represents a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Barclays U.S. Aggregate Bond Index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market. The sub-adviser uses a representative sampling indexing strategy to manage the bond portion of the Fund’s assets. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to

2

GE Investments Funds, Inc. Prospectus

May 1, 2014

a benchmark index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the benchmark index. The Fund might or might not hold all of the securities that comprise the benchmark index.

To a lesser extent, the investment adviser may also allocate a portion of the Fund’s assets to track the investment performance of the S&P MidCap 400® Index and/or the Russell 2000® Index, when the investment adviser believes that these indexes can provide attractive relative returns.

The Fund may invest in cash or money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity. The Fund may also use exchange-traded funds and derivatives (such as options, futures and options on futures) to gain or hedge exposure to a certain type of broad-based index (such as equity futures of a broad-based index) as an alternative to investing directly in or selling the securities representing such index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Passive Strategy Risk: The Fund allocates its assets among various asset classes, each of which is managed using a passive investment approach attempting to track the performance of a particular unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of each asset class of the Fund and its corresponding index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund. Any performance better than the index would be unusual and temporary.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid. Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Currency Risk is the risk that the dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Mid-Cap Company Risk is that the risk of investing in securities of mid-cap companies could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Credit Risk is the risk that the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

3

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivatives not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. The methodology the Fund uses to establish the fair value of a derivative may result in a value materially different from the value obtained using an alternative methodology. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of three broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Prior to January 23, 2013, the Fund’s underlying strategies were actively managed. For updated performance information, please visit the Fund’s website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)

Highest/Lowest quarterly results during this time period were:

Highest	11.31%	(quarter ended June 30, 2009)
Lowest	-15.94%	(quarter ended December 31, 2008)

Average Annual Total Returns (%)

(for the periods ended December 31, 2013)

	1 Year	5 Years	Since Inception (4/30/06 for Index)
Class 3 (inception 5/1/06)	14.64	10.46	4.37
S&P 500® Index (does not reflect fees, expenses or taxes)	32.39	17.94	6.85
Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	-2.02	4.44	5.17
MSCI® ACWI ex-U.S. Index (does not reflect fees, expenses or taxes)	15.29	12.82	3.23

Portfolio Management

Investment Adviser

GE Asset Management Incorporated

Investment Sub-Adviser

BlackRock Investment Management, LLC

4

GE Investments Funds, Inc. Prospectus

May 1, 2014

Portfolio Managers

The primary individual portfolio managers of the Fund are:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser/ Sub-Adviser
Jeffrey Palma	2 years	Senior Vice President — Chief Market Strategist of GE Asset Management
David Wiederecht	3 years	President and Chief Investment Officer — Investment Solutions of GE Asset Management
Alan Mason	2 years	Managing Director of BlackRock, Inc.
Christopher Bliss, CFA, CPA	2 years	Managing Director of BlackRock, Inc.
Scott Radell, CFA	2 years	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

The Fund does not offer its shares to the general public. Shares of the Fund are currently offered only to Accounts of various life insurance companies as funding vehicles for certain variable contracts issued by such life insurance companies.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. For information regarding the purchase and sale of Fund shares, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Tax Information

Since the Accounts of the various life insurance companies are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal income tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

Payments to Broker-Dealers and Other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. The Company and its affiliates may pay such insurance companies (or their related companies) for the sale of shares of the Fund and/or administrative or other related services. When received by an insurance company, such payments may be a factor that the insurance company considers in including the Fund as an investment option in its variable contracts. The prospectus or other disclosure document for the variable contracts may contain additional information about these payments. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the variable contracts for the sale of shares of the Fund and related services. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in a variable contract. Ask the salesperson or visit the financial intermediary’s website for more information.

5

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

This section defines important terms that may be unfamiliar to an investor reading about the Fund:

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as commercial paper, credit card receivables, auto loans or home equity loans.

Bank deposits are cash, checks or drafts deposited in a financial institution for credit to a customer’s account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days’ notice before withdrawal.

Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade fixed-rate bond market.

Cash includes bank deposits and highly rated, liquid short-term instruments such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Certificates of deposit include short-term debt securities issued by banks.

Commercial paper includes short-term debt securities issued by banks, corporations and other borrowers.

Common stock is a class of security representing equity ownership in a corporation. Holders of common stock have the right to elect directors and collect dividends. Common stock claims are subordinate to bondholder claims, preferred stockholders, and general creditors.

Convertible securities may be debt or equity securities that pay interest or dividends or are sold at a discount and that may be converted on specified terms into the stock of the issuer.

Corporate bonds are debt securities issued by companies.

Debt obligations of supranational agencies are obligations of multi-jurisdictional agencies that operate across national borders (e.g., the World Bank).

Debt securities are bonds and other securities that are used by issuers to borrow money from investors. Holders of debt securities have a higher priority claim to assets than do equity holders. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt securities, such as zero coupon obligations, are sold at a discount from their face values instead of paying interest.

Depositary receipts represent interests in an account at a bank or trust company which holds equity securities. These interests may include American Depositary Receipts (held at U.S. banks and traded in the United States), European Depositary Receipts, Global Depositary Receipts or other similar instruments.

Derivative instruments are instruments or contracts whose values are based on the performance of an underlying financial asset, currency or index and include futures contracts (on single stocks, on indices, currencies or bonds), options (on stocks, indices, currencies, futures contracts or bonds), forward currency transactions, swaps (including interest rate, currency, index and credit default swaps), interest-only and principal-only debt securities, certain mortgage-backed securities like collateralized mortgage obligations (CMOs), and structured and indexed securities.

Duration is the expected change in the value of a portfolio of fixed income securities that will result from a 1% change in interest rates. Duration is stated in years. For example, a 5 year average portfolio duration means the portfolio would be expected to decrease in value by 5% if interest rates rise 1%. Unlike maturity, duration takes into account interest payments that occur throughout the course of holding a fixed income security.

Emerging market securities include interests in or obligations of governments or entities located in an emerging market country. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

Equitized cash is a technique that uses futures or other instruments (such as exchange traded funds) to gain equity market exposure for holdings of cash. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.

Equity securities may include common stocks, preferred securities, depositary receipts, convertible securities and rights and warrants of U.S. and foreign companies. Stocks represent an ownership interest in a corporation.

Eurodollar deposits are deposits issued in U.S. dollars outside the United States by foreign banks and foreign branches of U.S. banks.

Floating and variable rate instruments are securities with floating or variable rates of interest or dividend payments.

Foreign debt securities are issued by foreign corporations or governments. They may include the following:

•	Eurodollar Bonds, which are dollar-denominated securities issued outside the U.S. by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions

•	Yankee Bonds, which are dollar-denominated securities issued by foreign issuers in the U.S.

•	Debt securities denominated in currencies other than U.S. dollars

6

GE Investments Funds, Inc. Prospectus

May 1, 2014

Foreign securities include interests in or obligations of governments or entities located outside the United States. The determination of where an issuer of a security is located will be made by reference to the country in which the issuer (i) is organized, (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made or services performed, (iii) has at least 50% of its assets situated, (iv) has the principal trading market for its securities, or (v) is assessed a non-U.S. risk rating by a recognized third-party rating agency. Foreign securities may be denominated in non-U.S. currencies and traded outside the United States or may be in the form of depositary receipts.

Forward currency transactions involve agreements to exchange one currency for another at a future date.

Futures contracts are agreements to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

Government stripped mortgage-related securities are mortgage-backed securities that have been separated into their interest and principal components. They represent interests in distributions of interest on or principal underlying mortgage-backed securities.

Growth investing involves buying stocks with above-average growth rates. Typically, growth stocks are the stocks of faster growing companies in more rapidly growing sectors of the economy. Generally, growth stock valuation levels will be higher than those of value stocks and the market averages.

Illiquid investments are securities or other instruments that cannot be sold within seven days for a price approximately equal to the value they currently have on the Fund’s books. Illiquid investments may include repurchase agreements maturing in more than seven days, swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and certain restricted securities.

Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

Investment-grade debt securities are rated Baa or better by Moody’s and BBB or better by S&P (or are comparably rated by another nationally recognized statistical rating organization), or, if not rated, are considered by portfolio management to be of similar quality to such securities. Securities rated in the fourth highest grade have some speculative elements.

Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI® ACWI Ex-U.S. Index) is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. Index includes both developed and emerging markets.

Maturity represents the date on which a debt security matures or when the issuer must pay back the principal amount of the security.

Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. The Fund may invest directly in money market instruments, and may also invest indirectly in money market instruments through investments in the GE Institutional Money Market Fund.

Mortgage-backed securities include securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), other government agencies and private issuers. They may also include collateralized mortgage obligations (CMOs), which are derivative instruments that are fully collateralized by a portfolio of mortgages or mortgage-related securities.

Mortgage dollar rolls are transactions involving the sale of a mortgage-backed security with a simultaneous contract (with the purchaser) to buy similar, but not identical, securities at a future date.

Municipal obligations are debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities that pay interest exempt from regular federal income taxes and, in some cases, from federal alternative minimum taxes. They include: (i) municipal leases; (ii) participation interests in municipal obligations, which are proportionate, undivided interests in municipal obligations; (iii) municipal obligation components, which are municipal obligations that have been divided into two components (one component pays interest at a rate adjusted periodically through an auction process, the second pays the residual rate after the auction rate is deducted from total interest payable); (iv) custodial receipts on municipal obligations, which evidence ownership of future interest payments, principal payments, or both, on certain municipal obligations; (v) tender option bonds; and (vi) industrial development bonds.

Preferred securities are classes of stock that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred

7

More on Strategies, Risks and Disclosure of Portfolio Holdings

Important Definitions

stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets.

Purchasing and writing options are permitted investment strategies for the Fund. An option is the right to buy (i.e., a call) or sell (i.e., a put) securities or other interests for a predetermined price on or before a fixed date. A securities index option represents the option holder’s right to obtain from the seller, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the securities index on the exercise date. An option on a foreign currency represents the right to buy or sell a particular amount of that currency for a predetermined price on or before a fixed date.

Repurchase agreements (repos) are used to invest cash on a short-term basis. A seller (bank or broker-dealer) sells securities, usually government securities, to a fund, agreeing to buy them back at a designated price and time — usually the next day.

Restricted securities (which include Rule 144A securities) may have contractual restrictions on resale, or cannot be resold publicly until registered. Certain restricted securities may be illiquid. Illiquid investments may be difficult or impossible to sell when the Fund wants to sell them at a price at which the Fund values them.

Reverse repurchase agreements involve selling securities held and concurrently agreeing to repurchase the same securities at a specified price and future date.

Rights represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public, allowing the stockholder to retain the same ownership percentage after the new stock offering.

Rule 144A securities are restricted securities that may be sold to certain institutional purchasers pursuant to Rule 144A under the Securities Act of 1933.

Russell 2000® Index is a market-capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

S&P 500® Index is an unmanaged, market-capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

S&P MidCap 400® Index is an unmanaged, market- capitalization-weighted index of stocks of 400 mid-sized U.S. companies representing all major industries in the mid-range of the U.S. stock market.

Short sales against the box involve selling short securities actually owned or otherwise covered at all times during the period the short position is open.

Structured and indexed securities are securities whose principal and/or interest rate is determined by reference to changes in the value of one or more specific currencies, interest rates, commodities, indices or other financial indicators, but do not include securities issued by other investment companies.

Tender option bonds are long-term municipal obligations sold by a bank or other financial institution subject to a demand feature that gives the purchaser the right to sell them to the bank or other financial institution at par plus accrued interest at designated times (tender option). The interest rate on the bonds is typically reset at the end of the applicable interval in an attempt to cause the bonds to have a market value that approximates their par value, plus accrued interest. The tender option may not be exercisable in the event of a default on, or significant downgrading of, the underlying municipal obligation, and may be subject to other conditions. Therefore, the Fund’s ability to exercise the tender option will be affected by the credit standing of both the bank or other financial institution involved and the issuer of the underlying securities.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). All U.S. Government securities are considered highly credit worthy. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency (FHFA) acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The status of these entities and the value of their securities and the securities which they guarantee could be affected to the extent the entities no longer receive such support.

Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers and/or their prospects for growth. Generally, value stocks have lower valuation levels than growth stocks.

Variable rate securities, which include floating and variable rate instruments, are securities that carry interest rates that fluctuate or may be adjusted periodically to market rates. Interest rate adjustments could increase or decrease the income generated by the securities.

Various investment techniques are utilized by the Fund to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative instruments and transactions such as buying and selling options and futures contracts, entering into forward currency transactions or swap agreements or contracts and purchasing indexed securities. These techniques

8

GE Investments Funds, Inc. Prospectus

May 1, 2014

are designed to adjust the risk and return characteristics of the Fund’s portfolio of investments and are not used for leverage. The Fund is not under any obligation to use any of these techniques at any given time or under any particular economic condition and there can be no assurance that the utilization of such investment techniques will benefit the Fund. To the extent that the Fund employs these techniques, the Fund would be subject to derivative instruments risk.

Warrants are securities that are usually issued together with a bond or preferred securities, that permit the holder to buy a proportionate amount of common stock at a specified price that is usually higher than the stock price at the time of issue.

Weighted average maturity represents the length of time in days or years until the average security in a money market or income fund will mature or be redeemed by its issuer. The average maturity is weighted according to the dollar amounts invested in the various securities in the Fund. This measure indicates a money market fund or an income fund’s sensitivity to changes in interest rates. In general, the longer the Fund’s weighted average maturity, the more its share price will fluctuate in response to changing interest rates.

When-issued and delayed delivery securities are securities that are purchased or sold for delivery and payment at a future date, i.e., beyond normal settlement date.

Zero coupon obligations are securities that pay no interest to their holders prior to maturity. Instead, interest is paid in a lump sum at maturity. They are purchased at a discount from par value, and generally are more volatile than other fixed income securities.

9

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Investment Strategies

In addition to the Fund’s principal investment strategies described earlier in this Prospectus, the Fund is permitted to invest in other securities or use other investment strategies and techniques in pursuit of its investment objective. The Fund is not under any obligation to invest in or use any other securities, strategies or techniques at any given time or under any particular economic condition. Certain securities, strategies and techniques may expose the Fund to other risks and considerations, which are discussed later in this Prospectus or in the GE Investments Funds’ Statement of Additional Information (SAI).

Cash and Temporary Defensive Positions: Under normal circumstances, the Fund may hold cash: (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, such as to meet redemptions or pay operating expenses, and (iv) during restructuring. The Fund invests in equity securities and may equitize cash in order to gain general equity market exposure with respect to such holdings of cash.

The Fund may from time to time take temporary defensive positions when its portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may hold cash without limit, or restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies.

In addition, the Fund may hold cash under circumstances where the liquidation of the Fund has been approved by the Company’s Board of Directors and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate.

The Fund may invest directly in money market instruments and may also invest indirectly in money market instruments through investment in the GE Institutional Money Market Fund. GE Asset Management has contractually agreed to waive a portion of its management fee in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any.

To the extent that the Fund holds cash for temporary defensive positions, it may not achieve its investment objective.

10

GE Investments Funds, Inc. Prospectus

May 1, 2014

The following table summarizes some of the investment techniques that may be employed by the Fund. Certain techniques and limitations may be changed at the discretion of GE Asset Management and subject to approval of the Company’s Board of Directors. Percentage figures refer to the percentage of the Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated techniques.

Total Return Fund
Borrowing Limit	33 1⁄3%
Repurchase Agreements	Yes
Reverse Repurchase Agreements	Yes
Restricted Securities and Illiquid Securities	Yes
Structured and Indexed Securities	Yes
Purchasing and Writing Securities Options	Yes
Purchasing and Writing Securities Index Options	Yes
Futures Contracts and Options on Futures Contracts	Yes
Forward Currency Transactions	Yes
Options on Foreign Currencies	Yes
Maximum Investment in Debt Securities	100%
Maximum Investment in High Yield Securities	30%
Maximum Investment in Foreign Securities	70%*
When-Issued and Delayed Delivery Securities	Yes
Lending Portfolio Securities	Yes
Rule 144A Securities	Yes
Debt Obligations of Supranational Agencies	Yes
Depositary Receipts	Yes
Securities of Other Investment Funds	Yes
Municipal Leases	Yes
Floating and Variable Rate Instruments	Yes
Participation Interests in Municipal Obligations	Yes
Zero Coupon Obligations	Yes
Municipal Obligation Components	Yes
Custodial Receipts on Municipal Obligations	Yes
Mortgage Related Securities, including CMOs	Yes
Government Stripped Mortgage Related Securities	Yes
Asset Backed Securities and Receivable-Backed Securities	Yes
Mortgage Dollar Rolls	Yes
Short Sales Against the Box	Yes

*	This limitation excludes: American Depositary Receipts (ADRs); securities of a foreign issuer with a class of securities registered with the Securities and Exchange Commission and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

11

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

Like all mutual funds, investing in the Total Return Fund involves risk factors and special considerations. The Fund’s risks are defined primarily by its principal investment strategies, which are described earlier in the Summary Section of this Prospectus. Investments in the Fund are not insured against loss of principal. As with any mutual fund, there can be no assurance that the Fund will achieve its investment objective. Investing in shares of the Fund should not be considered a complete investment program. The share value of the Fund will rise and fall.

One of your most important investment considerations should be balancing risk and return. Different types of investments tend to respond differently to shifts in the economic and financial environment. So, diversifying your investments among different asset classes — such as stocks, bonds and cash — and within an asset class — such as small-cap and large-cap stocks — may help to manage risk and achieve the results you need to reach your financial goals.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility in recent years. This financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

12

GE Investments Funds, Inc. Prospectus

May 1, 2014

The primary risks of particular investments are summarized below. For more information about the risks associated with the Fund, please see the SAI, which is incorporated by reference into this Prospectus.

Allocation Risk: GE Asset Management may not allocate assets of the Fund among asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an asset class.

Asset-Backed Securities Risk: Because asset-backed securities often are secured by the loans underlying the securities, the Fund may lose money if there are defaults on the loans underlying the securities. Such defaults have increased the risk for asset-backed securities that are secured by home-equity loans related to sub-prime mortgage loans, especially in a declining residential real estate market. Asset-backed securities also may be subject to more rapid repayment than their stated maturity dates indicate, due to changing economic conditions. To maintain its position in such securities, the Fund may reinvest the reductions in principal amounts resulting from the prepayments. Yields on those reinvested amounts are subject to prevailing market rates. Because prepayments of principal generally increase when rates are falling, the Fund generally has to reinvest proceeds from prepayments at lower rates. Investments in asset-backed securities may also be subject to valuation risk.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Derivative Instruments Risk: The Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives not traded on an exchange may be subject to counterparty risk (i.e., the risk that a counterparty to a derivative transaction may be unable to fulfill its obligations). There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments which could impact Fund performance. The Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by GE Asset Management and the portfolio manager(s) responsible for managing the Fund.

•	Futures Contracts Risk: The loss that may be incurred by entering into futures contracts could exceed the amount of the premiums and margins paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small movement in the price or value of a futures contract increases the risk of losing more than the amount initially invested by the Fund. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not be provided the same protections as provided by U.S. exchanges.

•	Options Risk: Options trading entails risks in addition to those resulting from trading in traditional securities. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. If the Fund purchases options, it is subject to the risk of a complete loss of the amounts paid as premiums to purchase the options.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable.

Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. Investing in emerging market countries may require the Fund to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take

13

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•	Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. The Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•	Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund’s foreign investments.

•	Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies.

•	Additional Risks Related to Debt and Economic Conditions: Additional risks have arisen over the past few years and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions also may increase the risk of loss and volatility in securities markets.

Government Stripped Mortgage-Related Securities Risk: In addition to prepayment risk, the yields on government stripped mortgage-related securities are extremely sensitive to prepayment on the underlying mortgage loans. A rapid rate of principal payments will reduce the yield to maturity on interest only mortgage-related securities and increase the yield to maturity on principal only mortgage-related securities. If the underlying mortgage loans experience greater-than anticipated principal payments, the Fund may not fully recoup its initial investment in interest only mortgage-related securities. The market for such securities may be volatile and they are considered illiquid unless certain conditions are met. Investments in government stripped mortgage-related securities may also be subject to valuation risk.

Interest Rate Risk: Bond prices generally rise when interest rates decline and decline when interest rates rise. The longer the duration of a bond, the more a change in interest rates affects the bond’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction. It is likely there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Other types of securities also may be adversely affected from an increase in interest rates.

Liquidity Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all, or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk.

Mortgage-Backed Securities Risk: Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities. Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities. The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market. Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value. Investments in mortgage-backed securities may also be subject to valuation risk.

Municipal Obligations Risk: Municipal obligations are backed by the entities that issue them and/or other revenue streams. Like other debt securities, prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. Income derived from investments in municipal obligations typically is exempt from regular federal income tax but may be subject to state and local taxes. Capital gains from the disposition of municipal obligations are subject to tax. In addition, interest income on certain municipal obligations may be subject to federal corporate and individual alternative minimum taxes. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes. Some municipal obligations are insured, which is intended to guarantee the timely payment of interest and repayment of principal.

Passive Strategy Risk: The Fund utilizes a passive investment strategy, attempting to track the performance of an unmanaged index(es) of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund (or asset class of the Fund) and an index may be affected by changes in the securities markets, changes in the composition of an index, the timing of purchases and redemptions of Fund shares, and fees and expenses of the Fund. A fund employing a passive strategy will hold constituent securities of an index(es) regardless of the current

14

GE Investments Funds, Inc. Prospectus

May 1, 2014

or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Prepayment Risk: Prices and yields of certain securities such as mortgage-backed securities and asset-backed securities assume the securities will be redeemed at a given time. When interest rates decline, such securities experience higher prepayments because the underlying mortgages or loans are repaid earlier than expected. The Fund’s portfolio manager may be forced to invest the proceeds from prepaid mortgage-backed securities or asset-backed securities at lower rates, which results in a lower return for the Fund. When interest rates increase, such securities experience lower prepayments because borrowers are less likely to repay their loans. This typically reduces the value of the underlying securities.

Redemption Risk: The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Repurchase Agreements Risk: The Fund may suffer a loss if the other party to the repurchase agreement transaction defaults on its obligations and could be delayed or prevented from exercising its rights to dispose of the underlying securities. The value of the underlying securities may decline while the Fund seeks to assert its rights. The Fund could incur additional expenses in asserting its rights or may lose all or part of the income from the agreement.

Reverse Repurchase Agreements Risk: A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has previously sold but is later obligated to repurchase at a higher price under the agreement.

Restricted Securities Risk: Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from reselling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Investors in restricted securities may not benefit from the same investor protection requirements as publicly traded securities.

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

•	Stock market risk is the risk that the value of equity securities may decline. Stock prices change daily, sometimes rapidly, in response to company activity and general economic and market conditions. Certain stocks may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. Stock prices may also experience greater volatility during periods of challenging market conditions such as the one that the market recently experienced. Additional stock market risk may be introduced when a particular equity security is traded on a foreign market. For more detail on the related risks involved in foreign markets, see Foreign Investment Risk above.

•	Bond market risk includes the risk that the value and liquidity of debt securities may be reduced under certain circumstances. Bond prices can change daily, sometimes rapidly, in response to issuer activity and general economic and credit market conditions. Bond prices can be volatile and there can be severe limitations in the ability to value or sell certain bonds, including those that are of higher credit quality, during periods of reduced credit market liquidity such as the one that the market recently experienced.

Style Risk: Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may underperform other funds that employ a different style. The Fund also may employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing, as well as those focusing on large, medium, or small company securities.

•	Mid-Cap Company Risk: Investments in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline more significantly or more rapidly than stocks of larger companies as market conditions change.

•

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller

15

More on Strategies, Risks and Disclosure of Portfolio Holdings

More on Risks

companies are typically subject to greater changes in earnings and business prospects than are larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly. Investments in small-cap companies may also be subject to valuation risk.

Valuation Risk: Portfolio securities may be valued using techniques other than market quotations, under the circumstances described under “Calculating Share Value.” The value established for a portfolio security may be different than what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Disclosure of Portfolio Holdings

GE Asset Management has adopted policies and procedures to protect the Fund’s portfolio information and to prevent the misuse of that information by a third party. GE Asset Management limits disclosure of portfolio information to situations it believes will not result in material harm to or disadvantage investors in the Fund. The Fund will generally disclose on its website (www.geam.com) the complete list of month-end portfolio holdings for the Fund, 30 days after the end of each month. Top 10 portfolio holdings and portfolio characteristics (such as sector and regional weightings) are generally posted monthly for the Fund, 15 days after the end of each month. A description of the Fund’s policies and procedures relating to the disclosure of portfolio holdings is available in the Fund’s SAI.

16

GE Investments Funds, Inc. Prospectus

May 1, 2014

About the Investment Adviser

Investment Adviser, Administrator and Sub-Administrator

GE Asset Management, located at 1600 Summer Street, Stamford, Connecticut 06905, is the investment adviser and administrator of each Fund. GE Asset Management is a wholly-owned subsidiary of General Electric Company (GE) and a registered investment adviser. As of December 31, 2013, GE Asset Management had approximately $119 billion of assets under management, of which approximately $22 billion was invested in mutual funds.

For many years, GE’s tradition of ingenuity and customer focus has included financial services. In the late 1920s, through a desire to promote the financial well-being of its employees, GE began managing assets for its employee pension plan. By the mid-1930s, GE pioneered some of the nation’s earliest mutual funds, the Elfun Funds — to be followed years later by the GE Savings and Security Program Funds. The success of these funds spurred growth; eventually GE expanded its mutual fund offerings to include a wide variety of investment products called the GE Family of Funds.

GE Asset Management bases its investment philosophy on two enduring principles. First, GE Asset Management believes that a disciplined, consistent approach to investing can add value to an investment portfolio over the long term. Its commitment to in-depth research, sound judgment and hard work provides investors with an opportunity to take advantage of attractive investments around the world. Second, GE Asset Management follows the same principles of integrity and quality that have guided GE over the past century and have made it the world-class company that it is today.

Management Fee:

The Fund pays GE Asset Management a combined fee for advisory and administrative services that is accrued daily and paid monthly (“management fee”) .

GE Asset Management has retained BlackRock Investment Management, LLC (BlackRock) to manage the Fund’s assets. GE Asset Management pays BlackRock an investment sub-advisory fee out of the management fee that it receives from the Fund. The investment sub-advisory fee is paid monthly and is based upon the average daily net assets of the Fund’s assets that are allocated to and managed by BlackRock.

For the fiscal year ended December 31, 2013, the Fund paid GE Asset Management the following management fee as a percentage of average net assets:

Total Return Fund	0.35%

From time to time, GE Asset Management may waive or reimburse the management fee paid by the Fund.

Under a separate sub-administration agreement, GE Asset Management has delegated certain administrative functions as of October 1, 2013 to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”). Under the sub-administration agreement, State Street Bank performs certain back office services to support GE Asset Management including, among other things, furnishing financial and performance information about the Fund for inclusion in regulatory filings and Board and shareholder reports; preparing regulatory filings, Board materials and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records.

GE Asset Management has a contractual arrangement with the Company to waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GE Asset Management by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GE Asset Management.

Board of Directors’ Approval of Investment Advisory Agreements

The Fund’s annual report to shareholders for the twelve-month period ended December 31, 2013 contains a discussion regarding the basis for the Company’s Board of Directors’ approval of the investment advisory contract with GE Asset Management. The discussion regarding the basis for the Company’s Board of Directors’ approval of the sub-advisory contract with BlackRock with respect to the Total Return Fund was included in the Fund’s annual report to shareholders for the twelve-month period ended December 31, 2012.

Manager of Managers Structure

GE Asset Management and the Fund have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) to operate under a manager of managers structure that permits GE Asset Management, with the approval of the Board of Directors, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GE Asset Management has responsibility, subject to oversight of the Fund’s Board of Directors, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or GE Asset Management. Notwithstanding the SEC exemptive order, adoption of the Manager of Managers Structure by the Fund also requires prior shareholder approval which has been obtained for the Fund.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager of Managers Structure will not: (1) permit management fees paid

17

About the Investment Adviser

by the Fund to GE Asset Management to be increased without shareholder approval; or (2) diminish GE Asset Management’s responsibilities to the Fund, including GE Asset Management’s overall responsibility for overseeing the portfolio management services furnished by its sub-advisers. Shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements within 90 days of the change.

About the Portfolio Managers

The following sets forth the roles of the primary portfolio managers of the Fund followed by biographical information for each portfolio manager.

Portfolio Management Teams

The Total Return Fund is managed by a team of portfolio managers that includes Jeffrey Palma and David Wiederecht. Messrs. Palma and Wiederecht are vested with oversight authority for determining asset allocations for the Fund. Each of the U.S. equity, international equity and fixed income portions of the Fund are managed by BlackRock, a sub-adviser retained by GE Asset Management. In addition to oversight authority for asset allocation, Messrs. Palma and Wiederecht may at times adjust the Fund’s investment exposure through the use of various investment techniques, such as investments in derivative instruments and exchange traded funds. Additional information about the sub-adviser can be found under the section entitled “About the Sub-Adviser — Total Return Fund” later in this Prospectus.

Portfolio Manager Biographies

The following sets forth biographical information for those individuals who are primarily responsible for managing the Fund’s investments. The portfolio managers may change from time to time. The SAI provides the following additional information about each portfolio manager (including those of BlackRock): (i) the portfolio manager’s compensation; (ii) other accounts managed by the portfolio manager; and (iii) the portfolio manager’s ownership of shares of the Fund, if any.

Jeffrey Palma is a Senior Vice President and Chief Market Strategist at GE Asset Management, and a portfolio manager of the Total Return Fund. He has been a member of the portfolio management team for the Total Return Fund since May 2013. Prior to joining GE Asset Management in 2012, Mr. Palma worked for UBS Investment Bank where he held a variety of global research and macro strategy roles supporting UBS’ global equities and fixed income businesses including Managing Director, Head of Global Equity Strategy from 2007 to 2012, Executive Director, Global Asset Allocation Strategist from 2001 to 2007 and Director, U.S. Economist from 1999 to 2001.

David Wiederecht is the President and Chief Investment Officer — Investment Solutions and a Director at GE Asset Management. He has served as a portfolio manager of the Total Return Fund since January 2011. Mr. Wiederecht joined GE Asset Management in 1988 and has held various positions at GE Asset Management including Vice President — Alternative Investments/Private Equity/Hedge Fund from 1998 to 2004, Managing Director — Alternative Investments from 2004 to 2008, and President and Chief Investment Officer — Investment Solutions since 2008.

18

GE Investments Funds, Inc. Prospectus

May 1, 2014

About the Investment Adviser

About the Sub-Adviser

GE Asset Management seeks to make the best managers available to Fund shareholders, whether that means accessing GE Asset Management’s wealth of internal talent or using external talent (sub-advisers). When GE Asset Management feels the need to access specialists outside, it investigates and engages sub-advisers with strong performance records and styles that match the investment objective of the Fund. GE Asset Management is proud to engage the following sub-adviser who is primarily responsible for the day-to-day management of the Fund’s assets. The following sets forth biographical information for those individuals who are primarily responsible for managing the Fund’s investments. As with GE Asset Management’s portfolio managers, the sub-adviser may change the portfolio managers from time to time.

The Total Return Fund’s assets are allocated to and managed by BlackRock. GE Asset Management is responsible for allocating the U.S. equity, international equity and fixed income portions of the Fund to BlackRock (Allocated Assets) and for managing the Fund’s cash position. BlackRock’s Allocated Assets are managed by Alan Mason, Christopher Bliss, CFA, CPA, Greg Savage, CFA, Scott Radell, CFA, James Mauro and Karen Uyehara.

BlackRock Investment Management, LLC

1 University Square

Princeton, NJ 08540

BlackRock is a registered investment adviser and commodity pool operator organized in 1999. It is an indirect wholly-owned subsidiary of BlackRock, Inc. As of December 31, 2013, BlackRock, Inc., managed $4.32 trillion across equity, fixed income, real estate, liquidity, alternatives, and asset allocation/

balanced strategies for institutional and retail clients. Key professionals involved in the day-to-day portfolio management for the Fund are:

Alan Mason has been Managing Director of BlackRock, Inc. since 2009. Previously, Mr. Mason was a Managing Director of Barclays Global Investors from 2008 to 2009 and a Principal from 1996 to 2008.

Christopher Bliss, CFA, CPA has been Managing Director of BlackRock, Inc. since 2010 and previously was a principal of Barclays Global Investors from 2005 to 2009.

Greg Savage, CFA has been Managing Director of BlackRock, Inc. since 2010 and became a Director in 2009. Previously, Mr. Savage was a Principal of Barclays Global Investors from 2007 to 2009 and an Associate from 1999 to 2007.

Scott Radell, CFA has been Managing Director of BlackRock, Inc. since 2009 and is Co-Head of U.S. Fixed Income Portfolio Solutions within BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2009. Previously, Mr. Radell was a portfolio manager of Barclays Global Investors from 2004 to 2009.

James Mauro has been Director of BlackRock, Inc. since 2010 and previously was a Vice President of State Street Global Advisors from 2001 to 2010.

Karen Uyehara has been Director of BlackRock, Inc. since 2010 and previously was a portfolio manager of Western Asset Management Company from 2005 to 2010.

19

Shares of the Fund

Investor Service Plan

The Company has adopted an Investor Service Plan with respect to Class 3 shares of the Fund. Under the Investor Service Plan, the Company, on behalf of the Fund, may compensate a life insurance company issuing variable annuity contracts and variable life insurance contracts (variable contracts) that offer shares of the Fund as an investment option, a third-party administrator for such insurance company, a retirement plan record keeper or administrator, or a transfer agent for certain services provided to owners of such variable contracts. The amount of compensation paid under the Investor Service Plan by the Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to Class 3 shares. The Investor Service Plan continues in effect with respect to the Fund from year to year so long as such continuance is approved annually by the Board of Directors. For more information about this Investor Service Plan, please see the SAI for the Funds.

Distribution and Service (12b-1) Plan

The Company has adopted a Distribution and Service (12b-1) Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act with respect to Class 3 shares of the Fund. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may compensate GE Investment Distributors, Inc. (GEID), the distributor of the shares of the Fund, for certain sales services provided by GEID or other broker dealers and investor services provided by GEID or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares of the Fund as an investment option under such contracts. The amount of compensation paid under the Class 3 12b-1 Plan by the Fund’s Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such shares. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board of Directors, including by those directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For more information about the 12b-1 Plan, please see the SAI for the Fund.

Other Compensation Arrangements

GE Asset Management and its affiliates, at their own expense and out of their own legitimate profits or other resources, pay various amounts of additional compensation to certain insurance companies whose separate accounts invest in shares of the Fund or to distributors of variable contracts, for selling or servicing Fund shares. This additional compensation constitutes payments over and above other types of shareholder servicing and distribution payments described elsewhere in the Prospectus. Firms that receive these payments may be affiliated with GE Asset Management.

These payments may relate to selling and/or servicing activities such as maintaining accounts for, and communicating with, owners of variable annuity and variable life insurance contracts; aggregating, netting and transmission of orders; generating sales and other informational materials; individual or broad based marketing and sales activities; conferences; retention of assets; new sales of Fund shares and a wide range of other activities. The amount of such payments generally vary, and can include various initial and ongoing payments.

GE Asset Management and its affiliates also may pay financial consultants for products and/or services such as: (1) performance analytical software, (2) attendance at, or sponsorship of, professional conferences, (3) product evaluations and other types of investment consulting, and (4) asset-liability studies and other types of retirement plan consulting. GE Asset Management and its affiliates may provide non-cash compensation to such recipients including occasional gifts, meals, or other entertainment.

These activities may create, or may be viewed as creating, an incentive for such financial consultants (or their employees or associated persons) to recommend the Fund as an investment option under variable contracts.

GE Asset Management does not direct the Fund’s portfolio securities transactions, or otherwise compensate insurance companies or distributors of variable contracts in connection with the Fund’s portfolio transactions, in consideration of sales of Fund shares.

Insurance companies sponsoring Accounts, distributors of variable contracts issued in connection with such Accounts, and financial consultants (including those affiliated with GE Asset Management) that receive these various types of payments may have a conflict of interest in promoting the Fund rather than other mutual funds available under a variable contract as an investment option, particularly if these payments exceed amounts paid by affiliated persons of such other mutual funds.

For more information about such payments, prospective owners of variable contracts should refer to the prospectus or other disclosure document for their contract or contact the broker-dealer selling the contract.

Distribution of Shares

The Company does not offer its shares of capital stock directly to the general public. The Company currently offers shares of each class of its capital stock only to separate accounts

20

GE Investments Funds, Inc. Prospectus

May 1, 2014

Distribution of Shares

(Accounts) of various life insurance companies as funding vehicles for certain variable contracts issued through the Accounts by such life insurance companies. Some of the Accounts currently are registered investment companies with the SEC. When shares of the Company are offered as a funding vehicle for such variable contracts, a separate prospectus describing the particular Account and variable contract being offered through that Account will accompany this prospectus. When shares of the Company are offered as a funding vehicle for those variable contracts that are offered through the Account that is not registered as an investment company, a separate disclosure document (rather than a prospectus) describing that Account and the variable contracts being offered through that Account will accompany this Prospectus. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

The Company currently offers two share classes of the Total Return Fund as investment options for variable contracts — Class 1 and Class 3. This prospectus only offers Class 3 shares of the Total Return Fund. Class 1 shares of the Total Return Fund are offered through a separate prospectus.

Shares of the Fund are sold in a continuous offering to the Accounts to support the variable contracts. Net purchase payments under the variable contracts are placed in one or more subaccounts of the Accounts, and the assets of each such subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Fund for their subaccounts at a net asset value without sales or redemption charges.

The Company has entered into an agreement with the life insurance company sponsor of each Account (participation agreement) setting forth the terms and conditions pursuant to which the insurer will purchase and redeem shares of the Fund. In the event that the Company offers shares of the Fund to a qualified pension and retirement plan, it likely will enter into a similar participation agreement. The discussion that follows reflects the terms of the Company’s current participation agreements (which do not differ materially from one another).

Purchase and Redemption of Shares

For each day on which the Fund’s net asset value is calculated, the Accounts transmit to the Fund any orders to purchase or redeem shares of the Fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day. Similarly, qualified pension and retirement plans may in the future transmit to the Fund any orders to purchase or redeem shares of the Fund based on the instructions of plan trustees or participants. The Account purchases or redeems shares of the Fund at the Fund’s net asset value per share calculated as of the day the Company receives the order, although such purchases and redemptions may be executed the next morning. Payment for shares redeemed is made within seven days after receipt of a proper notice of redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.

A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension and retirement plan that might invest in the Fund. To the extent that such classes of investors are invested in the same Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Company currently does not foresee any such disadvantage to owners of variable contracts or to plan participants. Nonetheless, the Board of Directors of the Company monitors the Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, the life insurers investing in the Company will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the Accounts might be required to withdraw its investment in the Fund or it may substitute shares of the Fund for another. This might force the Fund to sell its portfolio securities at a disadvantageous price.

The Company and GEID may reject any order to purchase shares of any Fund for any reason.

Redemptions in Kind

For redemption requests that exceed $250,000 or 1% of a Fund’s net assets, the Fund may require that an Account take a “redemption in kind” upon redemption and may give such Account portfolio securities instead of cash proceeds.

Disruptive Trading Policy

As investment vehicles for variable contracts, which are designed as long-term investments, the Fund is not appropriate for “market timing” or other types of frequent or short-term trading (“disruptive trading”).

Disruptive trading can adversely affect Fund performance and the interests of long-term investors by, among other things, interfering with efficient management of the Fund’s investment portfolio. Accordingly, the Company has adopted, and the Board of Directors has approved, policies and procedures reasonably designed to ensure that trading in Fund shares is monitored and, where disruptive trading is detected, action is taken to stop such activity. The Company reserves the right to amend these policies and procedures at any time without prior notice to the Accounts, their insurance company sponsors, or owners of variable contracts invested in the Fund.

21

Shares of the Fund

Disruptive Trading Policy

Because the Fund only receives information about purchase payments, redemptions (surrenders) and transfers by variable contract owners, annuitants and beneficiaries when the Distributor requests such information for a specific period, the Fund and the Distributor rely primarily on the insurance company sponsor of an Account to prevent disruptive trading by variable contract owners. The insurance company sponsors of each Account have represented to us that they have policies and procedures in place to identify and deter disruptive trading by owners, annuitants and beneficiaries of their variable contracts. From time to time the Company may obtain assurances from the insurance company sponsors that such policies are effectively being enforced and also may investigate with an insurance company sponsor suspected instances of disruptive trading through that company’s variable contracts. Nonetheless, the Company, the Fund and the Distributor do not control any insurance company sponsor’s enforcement of its policies and procedures and cannot guarantee its success at identifying and deterring disruptive trading.

Reservation of Rights to Reject Purchase Orders

The Fund reserves the right to reject any purchase order at any time for any reason without prior notice to the Accounts, the insurance company sponsors or the owners of variable contracts invested in the Fund.

Limitations on Ability to Prevent Disruptive Trading

Despite the efforts of the insurance company sponsor to protect the Fund from harm caused by disruptive trading, there is no guarantee that their policies and procedures will be effective. For example, owners of variable contracts that purposely engage in disruptive trading may employ strategies to avoid detection. Consequently, the insurance company sponsor may not be able to detect or stop disruptive trading until harm to the Fund has already occurred. In addition, the disruptive trading policies and procedures of an insurance company sponsor may differ materially from those applied by other insurance company sponsors.

Risks of Disruptive Trading

Disruptive trading, especially involving large dollar amounts, may adversely affect Fund performance and the interests of long-term investors by interfering with the efficient portfolio management and the implementation of long-term investment strategies. In particular, disruptive trading may:

•	require the Fund to keep more assets in cash or other liquid holdings than it would otherwise consider appropriate, causing the Fund to miss out on gains in a rising market;

•	require the Fund to sell some of its investments sooner than it would otherwise consider appropriate in order to honor redemptions; and
•	increase brokerage commissions and other portfolio transaction expenses by causing the Fund to buy and sell securities more frequently than it would otherwise consider appropriate as assets move in and out of the Fund.

Funds that invest in foreign securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “time-zone” arbitrage, a trading strategy that exploits the fact that the closing prices of foreign securities owned by the Fund are established some time before the Fund calculates its own share value (which typically occurs at 4:00 p.m. Eastern Time). Funds that invest significantly in high-yield securities or small capitalization equity securities may be particularly susceptible to disruptive trading because of investors attempting to engage in “liquidity arbitrage,” a trading strategy that exploits knowledge of the value of securities and the fact that they are often infrequently traded. Such disruptive trading strategies may interfere with efficient management of the Fund’s portfolio to an even greater degree than other types of disruptive trading and may dilute the value of Fund shares held by other investors.

Contract Owner Voting Rights

With regard to Fund matters for which the 1940 Act requires a shareholder vote, life insurance companies sponsoring an Account holding shares of the Fund vote such shares in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account. Each share has one vote and votes are counted on an aggregate basis except:

(1) as to matters where the interests of the Fund differ from the interests of the Company’s other Funds (such as approval of an investment advisory agreement or a change in the Fund’s fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis.

(2) as to matters where the interests of one class of the Fund’s shares differ from the interests of the Fund’s other classes (such as approving a material change in the Distribution and Service (12b-1) Plan). In such a case, the voting is on a class-by-class basis.

Fractional shares are counted. Shares held by an Account for which no instructions are received are voted by their insurance company sponsors for or against any propositions, or in abstention, in the same proportion as the shares for which instructions have been received.

Plan Participant Voting Rights

If Fund shares are sold directly to qualified pension and retirement plans, and a shareholder vote is required under the 1940 Act, plan trustees would be expected to vote Fund shares held by their plans either in their own discretion or in accordance with instructions received from participants in such plans, depending on plan requirements.

22

GE Investments Funds, Inc. Prospectus

May 1, 2014

Dividends, Capital Gains and Other Tax Information

Dividend and Capital Gains Distribution

Taxes

The Fund intends to distribute substantially all of its net investment income annually. The Fund also intends to distribute substantially all of its net realized capital gains annually. All income dividends and capital gains distributions made by the Fund are reinvested in shares of the same class of the Fund at the Fund’s net asset value. The dividends and distributions are made to the Accounts, not to contract owners.

For federal income tax purposes, the Fund is treated as a separate entity. The Fund has elected and intends to qualify each year as a “regulated investment company” under the Code. By so qualifying, the Fund is not subject to federal income taxes to the extent that all of its net investment income and net realized capital gains are distributed to the Accounts or to qualified pension and retirement plans.

Since the Accounts are the only shareholders of the Fund, no discussion is included herein as to the federal income tax consequences for such Accounts. For information concerning the federal tax consequences to the purchasers of variable contracts, see the contract prospectus or other disclosure document for such contract which describes the particular Account and variable contract.

23

Calculating Share Value

Fund shares are sold and redeemed at net asset value (NAV). The NAV of the Fund is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. The NYSE is closed on certain holidays listed in the SAI. The value of the portfolio securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

The NAV per share class for the Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of a pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

Any short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Company’s Board of Directors that are designed to establish its “fair” value. Those procedures require that the fair value of a security be established by a valuation committee of GE Asset Management. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of the Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Fund initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Listed derivatives such as exchange traded futures, options and swaps are typically valued at the settlement or close price on the exchange in which they trade and if no close price is available, then at the last sale price. Non-listed over-the-counter derivatives are typically valued by an approved independent pricing service or broker-dealer.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

24

GE Investments Funds, Inc. Prospectus

May 1, 2014

Financial Highlights

The financial highlights tables that follow are intended to help you understand the Fund’s financial performance for the fiscal years ended December 31. Financial performance does not reflect the fees or charges imposed by the Accounts, and if these fees and charges were included, total return figures would be lower.

Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlight information, except as noted below, has been derived from the Fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available on request.

25

Financial Highlights

Total Return Fund
	CLASS 3
Years ended December 31	2013	2012	2011	2010	2009
Inception date	—	—	—	—	5/1/06
Net asset value, beginning of period	$17.30	$15.62	$16.38	$15.15	$12.73
Income/(loss) from investment operations:
Net investment income	0.24	0.20	0.24	0.19*	0.17*
Net realized and unrealized gains/(losses) on investments	2.28	1.71	(0.75)	1.23	2.45
Total income/(loss) from investment operations	2.52	1.91	(0.51)	1.42	2.62
Less distributions from:
Net investment income	0.24	0.23	0.25	0.19	0.17
Net realized gains	0.93	—	—	—	—
Return of capital	—	—	—	—	0.03
Total distributions	1.17	0.23	0.25	0.19	0.20

Net asset value, end of period	$18.65	$17.30	$15.62	$16.38	$15.15

Total Return (a)	14.64%	12.25%	(3.10)%	9.37%	20.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,937,910	$1,769,140	$1,624,263	$1,691,910	$1,421,191
Ratios to average net assets:
Net investment income	1.25%	1.20%	1.42%	1.26%	1.26%
Net expenses (d)	0.85%(b)	0.98%(b)	0.99%(b)(c)	0.94%(b)(c)	0.87%(b)(c)
Gross expenses (d)	0.86%	0.99%	1.01%	0.98%	0.91%
Portfolio turnover rate	175%	168%	195%	148%	174%

Notes to Financial Highlights

(a)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

(b)	Reflects GE Asset Management’s waiver of a portion of the Fund’s management fee in an amount equal to the management fee earned by GE Asset Management with respect to the Fund’s investment in an affiliated money market fund.

(c)	Reflects GE Asset Management’s contractual arrangement with the Fund to waive management fees or limit operating expenses. The most recent arrangement expired on April 30, 2011.

(d)	Ratios may not correlate to the Annual Fund Operating Expenses table due to Acquired Fund Fees and Expenses.

*	Per share values have been calculated using the average share method.

26	See Notes to Financial Statements

GE Investments Funds, Inc. Prospectus

If you wish to know more

You will find additional information about the GE Investments Funds in the following documents:

Statement of Additional Information (SAI): The SAI contains additional information about the Fund and its investment strategies and policies and is incorporated by reference and is legally considered part of this Prospectus.

Annual/Semi-Annual Reports to Shareholders: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these annual reports you will find a discussion of market conditions and investment strategies that significantly impacted the Fund’s performance during its last fiscal year.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. Please call the SEC at 1-202-551-8090 for information on the hours and operation of the Public Reference Room. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

GE Investments Funds, Inc.

You may obtain a free copy of the SAI or the Fund’s annual/semi-annual report and make shareholder inquiries by contacting:

GE Investment Distributors, Inc.

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Telephone 1-800-242-0134

Investment Adviser

GE Asset Management Incorporated

1600 Summer Street

Stamford, CT 06905

or at:

P.O. Box 7900

Stamford, CT 06904-7900

Transfer Agent

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202-5207

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

GE Investment Distributors, Inc.

Member FINRA/SIPC

This Prospectus must be read along with the current prospectus for the variable annuity contract or variable life insurance policy being applied for.

Investment Company Act file number: 811-04041

GEI-TOTAL-3 (05/14)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014

GE INVESTMENTS FUNDS, INC.

1600 Summer Street, Stamford, Connecticut 06905

For information, call (800) 242-0134

Class 1
Equity Funds
U.S. Equity Fund	GEUSX
S&P 500 Index Fund	GESPX
Premier Growth Equity Fund	GEPGX
Core Value Equity Fund	GEVEX
Small-Cap Equity Fund	GESEX

Class 1
Income Fund
Income Fund	GEIMX

	Class 1	Class 3
Asset Allocation Fund
Total Return Fund	GETIX	GETTX

Other Funds	Class 1
Real Estate Securities Fund	GEIRX

This Statement of Additional Information (“SAI”) supplements the information contained in the statutory prospectus of GE Investments Funds, Inc. (the “Company”) dated May 1, 2014, as it may be revised from time to time (the “Prospectus”), and should be read in conjunction with the Prospectus. This SAI, although not a prospectus, is incorporated in its entirety by reference into the Prospectus. Copies of the Prospectus describing each Fund may be obtained without charge by calling the Company at the toll-free telephone number listed above.

The Company’s financial statements for the fiscal period ended December 31, 2013, and the Independent Registered Public Accounting Firm’s Report thereon, are incorporated herein by reference to the Company’s Annual Report dated December 31, 2013. Copies of the Annual Report may be obtained without charge by calling the Company at the toll-free telephone number listed above. Terms that are defined in the Prospectus shall have the same meanings in this SAI.

INVESTMENT STRATEGIES AND RISKS AND PORTFOLIO HOLDINGS

This section supplements the information contained in the Prospectus concerning the investment objectives and principal investment strategies and risks of the following Funds:

1. U.S. Equity Fund, a diversified open-end fund

2. S&P 500 Index Fund, a diversified open-end fund

3. Premier Growth Equity Fund, a diversified open-end fund

4. Core Value Equity Fund, a diversified open-end fund

5. Small-Cap Equity Fund, a diversified open-end fund

6. Income Fund, a diversified open-end fund

7. Total Return Fund, a diversified open-end fund

8. Real Estate Securities Fund, a non-diversified open-end fund

In addition to the Funds identified above, the Company is also comprised of the following series: the Europe Equity Fund, Emerging Markets Equity Fund and High Yield Fund. These series had not commenced operations as of the date of this SAI and are not currently being offered to investors.

The investment objective or objectives of a Fund are fundamental and cannot be changed without the approval of a majority of the outstanding voting shares of capital stock related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions as well as the investment policies of each Fund are not fundamental and may be changed by the Company’s Board of Directors (the “Board”) without shareholder approval.

There can be no assurance that any Fund will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the portfolio manager to make changes in the composition of a Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds. The different types of securities, investments, and investment practices used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline in the value of the securities. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates. As described below, an investment in certain of the Funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign securities or real estate securities.

The stock and bond markets in the United States and internationally have experienced unprecedented volatility within the past few years. A financial crisis caused a significant decline in the value and liquidity of many securities. Despite gains in some markets after steep declines, such as those experienced during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In these types of situations, it may not be possible to identify all significant risks and opportunities using past investment strategies or models.

Overview of Dodd-Frank Act

On July 21, 2010, President Obama signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) into law. The Dodd-Frank Act significantly impacts the financial services industry and includes provisions that regulate the operation of depository institutions and their holding companies. Among other things, the Dodd-Frank Act: 1) creates the Consumer Financial Protection Bureau, a new independent consumer watchdog agency housed within the Federal Reserve Board (“FRB”) with broad rulemaking authority to implement the consumer protection laws that apply to financial services providers and to prohibit “unfair, deceptive or abusive” acts or practices, 2) grants to the U.S. Department of the Treasury, Federal Deposit Insurance Corporation and the FRB broad new powers to seize, close and wind down “too big to fail” financial (including non-bank) institutions in an orderly fashion, 3) establishes a new Financial Stability Oversight Council, charged with identifying and responding to emerging risks throughout the financial system, composed primarily of federal financial services regulators and chaired by the Secretary of the Treasury Department, 4) restructures the federal regulatory jurisdiction over depository institutions and their holding companies, and abolishes the Office of Thrift Supervision, 5) adopts new federal oversight of the insurance industry, 6) adopts new standards and rules for the mortgage industry, 7) adopts new bank, thrift and holding company regulation, 8) adopts new federal regulation of the derivatives market, 9) adopts the so-called “Volcker Rule,” substantially restricting proprietary trading by depository institutions and their holding companies, 10) imposes requirements for “funeral plans” by large, complex financial companies, 11) establishes new regulation of the securitization market through “skin in the game” and enhanced disclosure requirements, 12) establishes new regulation of interchange fees, 13) establishes new and enhanced compensation and corporate governance oversight for the financial services industry, 14) provides enhanced oversight of municipal securities, 15) provides a specific framework for payment, clearing and settlement of swap agreements, 16) adopts new federal hedge fund regulation, 17) adopts new fiduciary duties and regulation of broker dealers, investment companies and investment advisers, 18) tasks the federal banking agencies with adopting new and enhanced capital standards for all depository institutions, 19) significantly narrows the scope of federal preemption for national banks and federal thrifts, and 20) places a moratorium on ownership of industrial loan banks by non-financial companies.

Since the enactment of the Dodd-Frank Act, the Securities and Exchange Commission (the “SEC”), the Commodity Futures Trading Commission (the “CFTC”) and other federal regulators have adopted rules and regulations implementing provisions of the Dodd-Frank Act. While some rules have been adopted, others are yet to be finalized. While some of those rules may have increased the complexity or expense of managing the Funds or their investments, it is not possible at this time to develop a complete picture of the long-term impact of the Dodd-Frank Act on the Funds.

Investment Objectives and Principal Strategies and Risks

U.S. Equity Fund. The investment objective of the U.S. Equity Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., has at least 50% of its assets situated in the U.S., or has the principal trading market for its securities in the U.S.

S&P 500 Index Fund.1 The investment objectives of the S&P 500 Index Fund are growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (the “S&P 500® Index”). The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio managers attempt to achieve a correlation between the Fund’s total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

Premier Growth Equity Fund. The investment objectives of the Premier Growth Equity Fund are long-term growth of capital and future income rather than current income. The Fund seeks to achieve its objectives by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities, such as common and preferred stocks. The Fund invests primarily in a limited number of large and medium-sized companies (meaning companies with market capitalizations of $2 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential.

[1]	The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Composite Stock Index (the “S&P® 500 Index”) to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P® 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the investors in the Fund into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices or composition of the Fund or the timing of the issuance or sale of the shares of that Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE FUND, INVESTORS IN THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Core Value Equity Fund. The investment objectives of the Core Value Equity Fund are long-term growth of capital and future income. The Fund seeks to achieve its objectives by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities, such as common and preferred stocks. The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. Undervalued securities are those securities that are undervalued relative to the market, their peers, their historical valuations or their growth rate potential.

Small-Cap Equity Fund. The investment objective of the Small-Cap Equity Fund is long-term growth of capital. The Fund seeks to achieve its objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities of small-capitalization companies, such as common and preferred stocks. The Fund defines a small-capitalization company as one with a market capitalization that, at the time of investment, falls between (a) the bottom range of the Russell 2000® Index and (b) the greater of either the top range of the Russell 2000® Index or $3.0 billion. The Fund uses a multi sub-adviser investment strategy that combines growth, value and core investment management styles. GE Asset Management Incorporated (“GEAM”) will allocate the Fund’s assets among the sub-advisers to maintain exposure to a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value or growth style investing and allows the Fund the potential to benefit from both value and growth cycles in the marketplace.

Income Fund. The investment objective of the Income Fund is maximum income consistent with prudent investment management and the preservation of capital. The Fund seeks to achieve its objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in debt securities. The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

Total Return Fund. The investment objective of the Total Return Fund is the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund seeks to achieve its objective by investing primarily in a combination of U.S. and foreign (non-U.S.) equity and debt securities, and cash. The investment adviser utilizes information from its Asset Allocation Committee to allocate the Fund’s assets across various asset classes in order to diversify the Fund’s holdings and to adjust the asset class weightings based on market and economic conditions. The Fund also seeks to provide attractive risk adjusted returns relative to the Fund’s three broad-based benchmarks by tactically adjusting its asset allocation among the underlying indexed strategies. Based on GEAM’s asset allocation decisions, the Fund’s assets are managed by a sub-adviser that employs an indexing investment approach designed to track the performance of the desired broad-based indexes. The Fund may invest in cash or money market instruments, principally for the preservation of capital, income potential or maintenance of liquidity.

Real Estate Securities Fund. The investment objective of the Real Estate Securities Fund is maximum total return through current income and capital appreciation. The Fund seeks to achieve its objective by investing at least 80% (measured at the time of investment) of its net assets plus borrowings for investment purposes, under normal circumstances, in equity securities (such as common and preferred stocks) and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund does not invest directly in real estate.

The Real Estate Securities Fund is intended for investors who can accept the risks, described below, entailed by indirect investments in real estate.

* * * * * * * * * * * *

Supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies is provided below. Unless otherwise indicated, all Funds are permitted to engage in the following investment strategies and techniques. The Funds are not obligated to pursue the following strategies or techniques and do not represent that these strategies or techniques are available now or will be available at any time in the future. A Fund will not purchase all of the following types of securities or employ all of the following strategies unless doing so is consistent with its investment objective(s).

The following tables summarize the investment techniques that may be employed by the Funds. Certain techniques and limitations may be changed at the discretion of GEAM and in some cases subject to the approval by the Board. Percentage figures refer to the percentage of a Fund’s total assets (including any borrowings) that may be invested in accordance with the indicated techniques.

	Borrowing Limit	Repurchase Agreements	Reverse Repurchase Agreements	Restricted and Illiquid Investments	Structured and Indexed Securities	Purchasing and Writing Securities Options	Purchasing and Writing Securities Index Options
U.S. Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
S&P 500 Index Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Premier Growth Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Core Value Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Small-Cap Equity Fund	33.33%	Yes	Yes	Yes	No	Yes	Yes
Income Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes
Real Estate Securities Fund	33.33%	Yes	Yes	Yes	Yes	Yes	Yes

	Futures Contracts and Options on Futures Contracts	Forward Currency Transactions	Options on Foreign Currencies	Maximum Investment in Debt Securities	Maximum Investment in High Yield Securities	Maximum Investment in Foreign Securities	When-Issued and Delayed Delivery Securities
U.S. Equity Fund	Yes	Yes	Yes	20%	5%	15%*	Yes
S&P 500 Index Fund	Yes	No	No	20%	None	35%*	Yes
Premier Growth Equity Fund	Yes	No	No	20%	5%	25%*	Yes
Core Value Equity Fund	Yes	Yes	Yes	20%	5%	25%*	Yes
Small-Cap Equity Fund	Yes	Yes	Yes	20%	10%	10%*	Yes
Income Fund	Yes	Yes	Yes	100% (maximum of 25% in BBB by S&P or Baa by Moody’s or equivalent)	20% in BB or B by S&P or Ba or B by Moody’s or below or of similar quality	35%*	Yes
Total Return Fund	Yes	Yes	Yes	100%	30%	70%*	Yes
Real Estate Securities Fund	Yes	No	No	100%	35%	20%*	Yes

*	This limitation excludes: American Depositary Receipts (“ADRs”); securities of a foreign issuer with a class of securities registered with the SEC and listed on a U.S. national securities exchange; and dollar-denominated securities publicly offered in the U.S. by a foreign issuer.

	Lending Portfolio Securities	Rule 144A Securities	Debt Obligations of Supranational Agencies	Depositary Receipts	Securities of Other Investment Funds	Municipal Leases	Floating and Variable Rate Instruments	Participation Interests in Municipal Obligations
U.S. Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
S&P 500 Index Fund	Yes	No	No	Yes	Yes	No	Yes	No
Premier Growth Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Core Value Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Small-Cap Equity Fund	Yes	Yes	Yes	Yes	Yes	No	No*	No
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Real Estate Securities Fund	Yes	Yes	Yes	Yes	Yes	No	Yes	No

*	Excludes commercial paper and notes with variable and floating rates of interest.

	Zero Coupon Obligations	Municipal Obligation Components	Custodial Receipts on Municipal Obligations	Mortgage Related Securities Including CMOs	Government Stripped Mortgage Related Securities	Asset-and Receivable- Backed Securities	Mortgage Dollar Rolls	Short Sales Against the Box
U.S. Equity Fund	Yes	No	No	Yes	No	No	No	Yes
S&P 500 Index Fund	No	No	No	Yes	No	No	No	Yes
Premier Growth Equity Fund	No	No	No	Yes	No	No	No	Yes
Core Value Equity Fund	No	No	No	Yes	No	No	No	Yes
Small-Cap Equity Fund	No	No	No	Yes	No	No	Yes	Yes
Income Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Total Return Fund	Yes	Yes	Yes	Yes	Yes	Yes	Yes	Yes
Real Estate Securities Fund	No	No	No	Yes	Yes	Yes	Yes	Yes

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements

Each Fund may also invest indirectly in money market instruments through investment in the GE Institutional Money Market Fund, which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM. The investment objective of the GE Institutional Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The GE Institutional Money Market Fund seeks to achieve this objective by investing primarily in short-term, U.S. dollar denominated money market instruments. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the GE Institutional Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fee payable to GEAM by the GE Institutional Money Market Fund with respect to each Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Each Fund may invest up to 25% of its assets in the GE Institutional Money Market Fund.

Each of the Funds may invest in the following types of Government Securities: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an entity controlled by or supervised by, and acting as an instrumentality of, the Government of the United States pursuant to authority granted by the United States Congress, such as the following: the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“Ginnie Mae”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks Funding Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“Fannie Mae”), Federal Deposit Insurance Corporation (“FDIC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Certain of the Government Securities that may be held by the Funds are instruments that are backed by the full faith and credit of the United States (i.e., U.S. Treasury bills and notes and obligations of Ginnie Mae). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by Fannie Mae Freddie Mac. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency (FHFA) acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The status of these entities and the value of their securities and the securities which they guarantee could be affected to the extent the entities no longer receive such support. Other securities issued by a Government agency or related entity also may be considered Government Securities even though they are considered derivatives or use complex structures, such as stripped mortgage-backed securities, or interest-only or principal-only securities. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, a Fund will invest in obligations issued by an instrumentality of the U.S. Government only if the portfolio manager determines that the instrumentality’s credit risk does not make its securities unsuitable for investment by the Fund. For purposes of a repurchase agreement entered into by a Fund, however, Government Securities serving as collateral for that repurchase agreement means only those types of Government Securities that permit the Fund to look-through the repurchase agreement to that collateral for the purposes permitted by the 1940 Act, to the extent it is necessary or appropriate for the Fund to look through to that collateral.

Cash and Temporary Defensive Positions. During periods when the portfolio manager believes there are adverse market, economic, political or currency conditions domestically or abroad, the portfolio manager may assume, on behalf of a Fund, other than the S&P 500 Index Fund, a temporary defensive posture and (i) without limitation hold cash, or (ii) restrict the securities markets in which the Fund’s assets are invested by investing those assets in securities markets deemed by the portfolio manager to be conservative in light of the Fund’s investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash: (i) pending investment; (ii) for investment purposes; (iii) for cash management purposes, such as to meet redemptions, or pay operating expenses, and (iv) during a Fund restructuring. A Fund may also hold cash under circumstances where the liquidation of a Fund has been approved by the Board and therefore, investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. To the extent that a Fund holds cash for temporary defensive purposes, it may not achieve its investment objective(s).

Cash includes bank deposits and highly rated, liquid short-term instruments, such as money market instruments. Certain of these instruments may be referred to as cash equivalents.

Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and generally are not bound by mandatory reserve requirements, loan limitations, accounting, auditing and financial reporting standards comparable to U.S. banks. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. These obligations entail risks that are different from those of investments in obligations in domestic banks, including foreign economic and political developments outside the United States, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income.

A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (1) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, less information may be available to the public about a U.S. branch of a foreign bank than about a U.S. bank.

Debt Instruments. A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of those obligations. The market value of debt instruments in a Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund’s yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite result can be expected to occur.

Ratings as Investment Criteria. The ratings of nationally recognized statistical rating organizations (“NRSROs”) such as S&P or Moody’s represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by the portfolio manager as initial criteria for the selection of portfolio securities on behalf of the Funds, the portfolio manager also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, the portfolio manager will consider the event in its determination of whether the Fund should continue to hold the securities. To the extent that a NRSRO’s ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

Certain Investment-Grade Debt Obligations. Although obligations rated BBB by S&P or Baa by Moody’s are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest and those rated Baa by Moody’s are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well.

Below Investment-Grade Debt Securities. Certain Funds are authorized to invest in securities rated lower than investment grade (sometimes referred to as “junk bonds”). Below investment-grade and comparable unrated securities (collectively referred to as “below investment-grade” securities) likely have quality and protective characteristics that, in the judgment of a rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions, and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities in the lowest rating categories may be in default or may present substantial risks of default.

The market values of certain below investment-grade securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, below investment-grade securities generally present a higher degree of credit risk. Issuers of below investment-grade securities are often highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is significantly greater because below investment-grade securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for below investment-grade securities may diminish the Company’s ability to obtain accurate market quotations for purposes of valuing the securities held by a Fund and calculating the Fund’s net asset value.

Zero Coupon Obligations. Certain Funds may invest in zero coupon obligations. Zero coupon obligations generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although each of these Funds will receive no payments on its zero coupon obligations prior to their maturity or disposition, it will be required for Federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon obligations. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent these Funds are required to liquidate thinly traded securities, the Funds may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by these Funds to pay distributions, each of those Funds will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

Zero coupon obligations are generally divided into two categories: “Pure Zero Obligations,” which are those that pay no interest for their entire life, and “Zero/Fixed Obligations,” which pay no interest for some initial period and thereafter pay interest currently. In the case of a Pure Zero Obligation, the failure to pay interest currently may result from the obligation’s having no stated interest rate, in which case the obligation pays only principal at maturity and is sold at a discount from its stated principal. A Pure Zero Obligation may, in the alternative, provide for a stated

interest rate, but provide that no interest is payable until maturity, in which case accrued, unpaid interest on the obligation may be capitalized as incremental principal. The value to the investor of a zero coupon obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the life or payment deferral period of the obligation.

Structured and Indexed Securities. Certain Funds may also invest in structured and indexed securities, the value of which is linked to currencies, interest rates, commodities, indexes or other financial indicators (“reference instruments”). The interest rate or the principal amount payable at maturity or redemption may be increased or decreased depending on changes in the value of the reference instrument. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in value of the reference instrument. Thus, in addition to the credit risk of the security’s issuer, the Funds will bear the market risk of the reference instrument.

Asset-Backed and Receivable-Backed Securities. Certain Funds may invest in securities issued by trusts and special purpose corporations with principal and interest payouts backed by, or supported by, any of various types of assets. These assets typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures similar to the Collateralized Mortgage Obligation or CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

The yield characteristics of asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The portfolio manager will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

Asset-backed securities involve certain risks that are not posed by other types of CMO securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

Further, if a Fund purchases asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and Other Collateralized Debt Obligations (“CDOs”). Certain Funds may invest in CBOs, CLOs and other CDOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities (which would have the risks described elsewhere in this document for that type of security) and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities discussed elsewhere in this document, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes, volatility in values, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Mortgage Related Securities. Certain Funds may invest in mortgage related securities, which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Ginnie Mae, by government related organizations, such as Fannie Mae and Freddie Mac, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which certain of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately.

Mortgage related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage related securities are backed by the full faith and credit of the United States. Ginnie Mae, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage related securities are not backed by the full faith and credit of the United States. Issuers include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae. Freddie Mac is a stockholder-owned corporation charted by Congress, which is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from Freddie Mac’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by Freddie Mac. Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the FHFA acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury. The role of these entities could be significantly reduced or eliminated. In 2013, two bills were introduced into Congress that would reduce or eliminate the role of Fannie Mae and Freddie Mac in the secondary mortgage market. Elimination of the traditional roles of Fannie Mae and Freddie Mac, reduction of their activities, limitation of financing support or access to borrowing arrangements, or any other significant adverse change in their financial condition, could affect the value of the securities which they guarantee.

Private, governmental or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. The portfolio manager assesses new types of mortgage related securities as they are developed and offered to determine their appropriateness for investment by the relevant Fund.

Several risks are associated with mortgage related securities generally. The monthly cash inflow from the underlying loans, for example, may not be sufficient to meet the monthly payment requirements of the mortgage related security. Prepayments of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage related security. Early returns of principal will affect the average life of the mortgage related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage related securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, a Fund will likely have to reinvest the proceeds of prepayments at lower interest rates than those at which its assets were previously invested, resulting in a corresponding decline in the Fund’s yield. Thus, mortgage related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although those other fixed income-securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that these Funds purchase mortgage related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

Certain Funds may enter into transactions involving mortgage-backed securities in the “to be announced” market (“TBA”). As with other delayed-delivery transactions, in the TBA market, the seller agrees to deliver to a buyer mortgage-backed securities for an agreed upon price on an agreed upon date. However, at the time of the transaction, the seller makes no guarantee as to which or how many securities are to be delivered and the buyer agrees to accept any mortgage-backed securities that meet specified terms. For example, the buyer and the seller might agree upon the interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before the TBA mortgage-backed securities are issued. In addition to the risks described above and the risk that the underlying mortgages may be less favorable than anticipated by a Fund, investments in TBA mortgage-backed securities are also subject to the risks described later in this SAI under “Derivatives” and “When-Issued and Delayed-Delivery Securities.”

Government Stripped Mortgage Related Securities. Certain Funds may invest in government stripped mortgage related securities issued and guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. These securities represent beneficial ownership interests in either periodic principal distributions (“principal-only” or “PO”) or interest distributions (“interest-only” or “IO”) on mortgage related certificates issued by Ginnie Mae, Freddie Mac or Fannie Mae. The certificates underlying the government stripped mortgage related securities represent all or part of the beneficial interest in pools of mortgage loans. These Funds will invest in government stripped mortgage related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when GEAM believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of government stripped mortgage related securities may offset all or a portion of any decline in value of the securities held by these Funds.

Investing in government stripped mortgage related securities involves risks normally associated with investing in mortgage related securities issued by the government or government related entities. In addition, the yields on government stripped mortgage related securities are extremely sensitive to prepayment on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO government stripped mortgage related securities and increasing the yield to maturity on PO government stripped mortgage related securities. Sufficiently high prepayment rates could result in these Funds not fully recovering their initial investment in an IO government stripped mortgage related security. The sensitivity of an IO security that represents the interest portion of a particular class, as opposed to the interest portion of an entire pool, to interest rate fluctuations, may be increased because of characteristics of the principal portion to which they relate.

Government stripped mortgage related securities are currently traded in an over-the-counter (“OTC”) market maintained by several large investment banking firms. No assurance can be given that these Funds will be able to effect a trade in a government stripped mortgage related security at a desired time. These Funds will acquire government stripped mortgage related securities only if a secondary market exists for the securities at the time of acquisition. Except for government stripped mortgage related securities based on fixed rate Freddie Mac and Fannie Mae mortgage certificates that meet certain liquidity criteria established by the Board, the Fund treats government stripped mortgage related securities as illiquid and will limit each of these Funds’ investments in these securities, together with other illiquid investments, to not more than 15% of its net assets.

Adjustable Rate Mortgage Related Securities. Certain Funds may invest in adjustable rate mortgage related securities. Adjustable rate mortgage related securities (“ARMs”) have interest rates that reset at periodic intervals, thereby allowing certain Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuation than would be the case with more traditional long-term debt securities. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, these Funds generally will be able to reinvest these amounts in securities with a higher current rate of return. None of these Funds, however, will benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current yield of ARMs to exceed the maximum allowable annual or lifetime reset limits (or “caps”) for a particular mortgage. In addition, fluctuations in interest rates above these caps could cause ARMs to behave more like long-term fixed rate securities in response to extreme movements in interest rates. As a result, during periods of volatile interest rates, these Funds’ net asset values may fluctuate more than if they did not purchase ARMs. Moreover, during periods of rising interest rates, changes in the coupon of the adjustable rate mortgages will slightly lag behind changes in market rates, creating the potential for some principal loss for shareholders who redeem their shares of these Funds before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

Collateralized Mortgage Obligations. Certain Funds may invest in collateralized mortgage obligations (“CMOs”). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending upon the type of CMO in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities.

Further, if a Fund purchases mortgage-backed or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

Ginnie Mae Certificates. Ginnie Mae Certificates are securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are insured either by the Federal Housing Administration or by the Veterans Administration. Each pool of mortgage loans is assembled and, after being approved by Ginnie Mae, is sold to investors through broker-dealers in the form of certificates representing participations in the pool. Ginnie Mae guarantees the timely payment of principal and interest of each mortgage in the pool and its guarantee is backed by the full faith and credit of the U.S. Government. Ginnie Mae Certificates differ from bonds in that a borrower pays the principal over the term of the loan rather than in a lump sum at maturity. Ginnie Mae Certificates are called “pass-through” certificates because both principal and interest payments on the mortgages (including prepayments) are passed through to the holder of the certificate.

The average life of Ginnie Mae Certificates varies with the maturities of the underlying mortgages. Prepayments of any mortgages in the pool will usually result in the return of the greatest part of principal invested well before the maturity of the mortgages in the pool. The volume of such prepayments of principal in a given pool of mortgages will influence the actual yield of the Ginnie Mae Certificate.

Mortgage Dollar Rolls. Certain Funds may, with respect to up to 33 1/3% of their total assets, enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any proceeds received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon the portfolio manager’s ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

For financial reporting and tax purposes, each of these Funds proposes to treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Funds do not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Real Estate and Real Estate Related Investments.

Real Estate Securities Fund

The Real Estate Securities Fund generally invests in common stocks but may also, without limitation, invest in preferred stocks and debt securities of issuers principally engaged in or related to the real estate industry as well as publicly traded limited partnerships related to the real estate industry. An issuer is principally “engaged in” or principally “related to” the real estate industry if at least 50% of its assets (marked-to-market), gross income, or net profits are attributable to development, ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity real estate investment trusts ( REITs) (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools) real estate brokers and developers, companies that manage real estate, and companies that own substantial amounts of real estate. Issuers in businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers outside the real estate industry, including all securities and other investments that the Fund may invest in, such as debt securities and convertible preferred stock and convertible debt securities rated less than BBB by Standard and Poor’s or Baa by Moody’s. If held in the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. Lower-rated debt securities and their attendant risks are described in “Investment Strategies and Risks” in this SAI. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks. These include: convertible securities, “when-issued” securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities. These investment practices and attendant risks are described in “Investment Strategies and Risks” in this SAI.

There are significant risks inherent in the investment objective and policies of the Real Estate Securities Fund. Because of its strategy of investing in, among other things, the securities of issuers that develop, own, construct, manage, or sell residential, commercial, or industrial real estate, it is subject to all of the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, lack of availability of financing, costs resulting from clean-up of environmental problems or liability to third parties for damages arising from environmental problems, and natural disasters, acts of war and terrorist attacks. Likewise, because of its objective of investing in the securities of issuers whose products and services are related to the real estate industry, it is subject to the risk that the value of such securities will be adversely affected by one or more of the foregoing risks.

Because the Real Estate Securities Fund may acquire debt securities of issuers primarily engaged in or related to the real estate industry, it also could conceivably own real estate directly as a result of a default on such securities. Any rental income or income from the disposition of such real estate could adversely affect its ability to retain its tax status as a regulated investment company. See “Dividends, Distributions and Taxes.”

In addition to the risks discussed above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skill and are not diversified. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to maintain an exemption under the 1940 Act. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time. See “Investment Strategies and Risks” in this SAI for more information about REITs.

Investments in Physical Commodities. Each Fund may invest in physical commodities such as gold and other precious metals, raw materials, agricultural products, and energy resources including oil and natural gas. Physical commodities often experience sharp price volatility as a result of a number of domestic and global factors including resource availability, fluctuations in supply and demand and in market perceptions of the same, economic cycles, speculation in commodities and manipulation of certain commodities markets. In addition, economic factors such as changes in interest rates, currency fluctuations, and changes in inflation or expectations of future inflation movements can impact prices of physical commodities. Furthermore, physical commodities are also subject to geopolitical factors including political upheaval and wars, social and economic conditions within commodity producing countries, government regulation of the production and sale of commodities (including restrictions on private or foreign ownership or development of commodities), and general trade or currency restrictions between countries.

Repurchase and Reverse Repurchase Agreements. Each Fund may engage in repurchase agreement transactions with respect to instruments that are consistent with its investment objectives. The Funds may engage in repurchase agreement transactions with certain member banks of the Federal Reserve System and with certain dealers listed on the Federal Reserve Bank of New York’s list of reporting dealers. Under the terms of a typical repurchase agreement, which is deemed a loan for purposes of the 1940 Act, a Fund would acquire an underlying obligation for a relatively short period (usually from one to seven days) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the securities underlying a repurchase agreement of a Fund are monitored on an ongoing basis by GEAM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. GEAM also monitors, on an ongoing basis to evaluate potential risks, the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements.

A Fund entering into a repurchase agreement will bear a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities. The Fund will be, in particular, subject to the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Each Fund may engage in reverse repurchase agreements, subject to their investment restrictions. A reverse repurchase agreement, which is considered a borrowing by a Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A Fund uses the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests and to make cash payments of dividends and distributions when the sale of the Fund’s securities is considered to be disadvantageous. Cash, Government Securities or other liquid assets equal in value to a Fund’s obligations with respect to reverse repurchase agreements are segregated and maintained with the Company’s custodian or a designated sub-custodian.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Restricted Securities and Other Illiquid Investments. The Board has delegated to GEAM the responsibility for determining the value and liquidity of investments held by each Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. No Fund will acquire any security or other investment, if as a result, more than 15% of its net assets, taken at market value, would be invested in investments not readily marketable. An investment is considered not readily marketable or illiquid if it cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities.

A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the 1933 Act. Restricted securities are not, however, considered illiquid if they are Rule 144A Securities that are determined to be liquid by the Board or by the adviser under board-approved procedures. The Funds may invest in restricted securities, except that the Core Value Equity Fund and Small-Cap Equity Fund may not purchase restricted securities if more than 10% of the total assets of the Fund would be invested in restricted securities (for purposes of this restriction on the Core Value Fund and Small-Cap Equity Fund, restricted securities do not include Rule 144A securities that have been determined to be liquid by the Board based upon the trading markets for the securities). The guidelines established by the Board or the adviser would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund’s holdings of those securities may become illiquid. Purchases by these Funds of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the 1933 Act also may be liquid even though they are restricted.

Restricted securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. A Fund’s investments in illiquid investments are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that the adviser deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Rule 144A Securities. Certain Funds may purchase Rule 144A Securities. Certain Rule 144A Securities may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Rule 144A Securities. A Fund’s purchase of Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities held by the Fund. The Board has established standards and procedures for determining the liquidity of a Rule 144A Security and monitors GEAM’s implementation of the standards and procedures.

When-Issued and Delayed-Delivery Securities. To secure prices or yields deemed advantageous at a particular time, each Fund may purchase securities on a when-issued or delayed-delivery basis (e.g., TBA mortgage-backed securities), in which case, delivery of the securities occurs beyond the normal settlement period; no payment for or delivery of the securities is made by, and no income accrues to, the Fund, however, prior to the actual delivery or payment by the other party to the transaction. Each Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a “when, as and if issued” basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. Cash or other liquid assets in an amount equal to the amount of each Fund’s when-issued or delayed-delivery purchase commitments will be segregated with the Company’s custodian, or with a designated subcustodian, in order to avoid or limit any leveraging effect that may arise in the purchase of a security pursuant to such a commitment.

Securities purchased on a when-issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed- delivery basis can involve the additional risk that the return available in the market when the delivery takes place may be higher than that applicable at the time of the purchase. This characteristic of when-issued and delayed-delivery securities could result in exaggerated movements in a Fund’s net asset value.

When a Fund engages in when-issued or delayed-delivery securities transactions, it relies on the selling party to consummate the trade. Failure of the seller to do so may result in the Funds incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Smaller Capitalization Companies. Investing in securities of small- and medium-capitalization companies may involve greater risks than investing in larger, more established issuers. Such smaller capitalization companies may have limited product lines, markets or financial resources and their securities may trade less frequently and in more limited volume than the securities of larger or more established companies. In addition, these companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established issuers. As a result, the prices of securities of smaller capitalization companies may fluctuate to a greater degree than the prices of securities of other issuers. Although investing in securities of smaller capitalization companies offers potential for above-average returns, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.

Warrants. Because a warrant, which is a security permitting, but not obligating, its holder to subscribe for another security, does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because a warrant does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying security and a warrant ceases to have value if it is not exercised prior to its expiration date. An investment by the Small-Cap Equity Fund or the Core Value Equity Fund in warrants valued at the lower of cost or market, may not exceed 5% of the value of that Fund’s net assets. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

Foreign Investments. Investments in foreign securities may offer potential benefits not available from investments solely in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United Sates and the opportunity to reduce fluctuations in fund value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities (including those dominated in foreign currencies) involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate would reduce the dollar value of certain portfolio investments. In addition, if the exchange rate for the currency in which a Fund receives interest payments declines against the U.S. dollar before such interest is paid as dividends to shareholders, the Fund may have to sell fund securities to obtain sufficient cash to pay such dividends. As discussed below, such techniques also entail certain risks.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund may endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements or portfolio transactions or loss of certificates for portfolio securities.

In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund’s investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment position.

Foreign Government Securities. Each of the Funds may invest in debt obligations of foreign governments or their agencies or instrumentalities, including those with emerging economies or securities markets. Investing in sovereign debt obligations involves risks not present when investing in the debt obligations of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of such a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor’s willingness or ability to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow circumstances, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.

Depositary Receipts. Certain Funds may invest in securities of foreign issuers in the form of ADRs and European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”). ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than a sponsored ADR. Each of these Funds may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities.

Supranational Agencies. Each Fund, except the S&P 500 Index Fund, may invest up to 10% of its assets in debt obligations of supranational agencies such as the International Bank for Reconstruction and Development (commonly known as the World Bank, which was chartered to finance development projects in developing member countries), the European Union, which is a twelve-nation organization engaged in cooperative economic activities and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

Emerging Markets. Each Fund may invest a portion of its assets in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Fund’s investments in those countries and the availability to a Fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries. As a result, a Fund may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The laws of some foreign countries may limit the ability of a Fund to invest in securities of certain issuers located in those countries.

Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s portfolio investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Foreign Currency Transactions. Because investment in foreign issuers will usually involve currencies of foreign countries, and because each Fund may have currency exposure independent of their securities positions, the value of the assets of these Funds as measured in U.S. dollars may be affected by changes in foreign currency exchange rates. To the extent that a Fund’s assets consist of investments quoted or denominated in a particular currency, the Fund’s exposure to adverse developments affecting the value of such currency will increase.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund’s net asset value to fluctuate. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also are affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund is more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, each Fund may engage in some or all of the foreign currency management practices described below. Each also may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the portfolio manager, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. These Funds will incur costs in connection with conversions between various currencies.

Certain funds may utilize forward currency transactions such as engaging in a forward foreign currency exchange contract. For example, a Fund may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions to help protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of securities, but it does establish a rate of exchange that can be achieved in the future.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. Deposits or commissions may be involved, however. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

Certain Funds may enter into forward foreign currency exchange contracts in several circumstances. First, when they enter into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when they anticipate the receipt in a foreign currency of dividend or interest payments on such a security which either holds, the Funds may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Funds will attempt to protect themselves against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the portfolio manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of these Funds’ portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets. Contracts to sell foreign currency could limit any potential gain that might be realized by a Fund if the value of the hedged currency increases.

Certain Funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities those Funds intend to purchase. These Funds may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if the portfolio manager determines that there is a pattern of correlation between the two currencies.

The Total Return Fund also may purchase and sell forward contracts to seek to increase total return when the portfolio manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held by the Fund.

Each of the Funds may utilize foreign forward currency exchange contracts to settle non-dollar securities transactions.

The Company’s custodian will segregate cash or other liquid assets in an amount equal to the value of a Fund’s total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or forward contracts entered into to seek to increase total return. If the value of the securities so segregated declines, additional cash or liquid assets are segregated on a daily basis so that the value of the account equals the amount of the Fund’s commitments with respect to such contracts. These segregated securities are marked-to-market on a daily basis.

While certain Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Therefore, while these Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss. Likewise, to the extent that the Total Return Fund enters into forward foreign currency exchange contracts to seek to increase total return, the risk of losses on such contracts due to unanticipated changes in currency prices is greater than it is when such contracts are used to reduce currency exchange rate risk.

As with other kinds of option transactions, however, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. These Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition, the Total Return Fund may purchase call or put options on currency to seek to increase total return when the portfolio manager anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not being held in the Fund. When purchased or sold to increase total return, options on currencies are considered speculative.

Natural Disasters. The Funds may invest in securities of a region that may be more susceptible to natural disasters (including earthquakes and tsunamis) or adverse changes in climate or weather. The risks of such phenomena and the resulting social, political, economic and environmental damage (including nuclear pollution) cannot be quantified. Economies in which agriculture occupies a prominent position, and countries with limited natural resources (such as oil and natural gas), may be especially vulnerable to natural disasters and climatic changes.

Derivatives. Derivatives derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate (“LIBOR”), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators (“References”) or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and certain options, are traded on regulated exchanges. These types of derivatives are standardized contracts for which market quotations are published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Certain types of derivatives in which a Fund may invest are described more fully below, including swaps, options, futures contracts and options on futures contracts. While derivatives may be useful for investment and hedging, they also carry additional risks.

A Fund’s use of various investment techniques may involve derivatives. There is no guarantee that these techniques will work. A Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to seek to increase returns, or as part of a hedging strategy, such as to “hedge” against fluctuations in the market value of the other securities in a Fund’s portfolio due to currency exchange rate fluctuations or other factors in the securities markets. Some derivatives have the effect of leverage on a Fund, meaning that a small investment in derivatives could have a potentially large impact on a Fund’s returns. The use of derivatives involves risks different from, and/or possibly greater than, the risks associated with investing directly in the underlying assets or references. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by a Fund may not correlate with the Fund’s investments which are intended to be hedged, which could impact Fund performance. A Fund may choose not to invest in derivatives because of their cost, limited availability or any number of other reasons deemed relevant by GEAM and the portfolio manager(s) responsible for managing the Fund.

Interest Rate Swaps, Currency Swaps and Index Swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Index swaps involve the exchange by a Fund with another party of their respective rights to the return on or increase in value of a basket of securities. Since currency swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between its portfolio investments and its swap positions. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio manager is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if swaps were not used. Swaps are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Credit Default Swaps. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller is normally obligated to pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if a Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risks. If a Fund writes a credit default swap it would normally be required to segregate liquid assets equal in value to the notional value of the reference obligation. Swaps are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Lending Portfolio Securities. Each Fund is authorized to lend its portfolio securities to well-known and recognized U.S. and foreign brokers, dealers and banks in accordance with its fundamental investment restrictions on making loans. The Fund’s loans of securities will be collateralized by cash, letters of credit or Government Securities. The Fund will retain the right to all interest and dividends payable with respect to the loaned securities. If a Fund lends its portfolio securities, it may charge the borrower a negotiated fee and retain the ability to terminate the loan at any time. Cash or instruments collateralizing a Fund’s loans of securities are segregated and maintained at all times with the Company’s custodian, or with a designated sub-custodian, in an amount at least equal to the current market value of the loaned securities. In lending securities, a Fund will be subject to risks, including the potential inability to recall the loaned securities should the borrower fail financially, and the possible loss in market value of the collateral.

If a Fund loans its portfolio securities, it will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive a reasonable fee on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value of the loaned securities; and (5) the Fund may pay only reasonable custodian fees in connection with the loan. When securities are loaned, voting rights typically are passed to the borrower. However, if a member of the proxy committee determines that a proxy vote is materially important to the shareholders of the Company and where it is feasible to recall the securities on a timely basis, GEAM may use its reasonable efforts to recall the loaned securities. GEAM disclaims any responsibility for its inability to vote on proposals where, despite its reasonable efforts, it could not successfully recall the loaned securities before the record date and/or the deadline for voting, as applicable. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.”

Securities of Other Investment Companies. Each Fund may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, that GEAM will waive a portion of its management fee charged to the Fund in an amount equal to the management fee payable to GEAM by the GE Institutional Money Market Fund with respect to the Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any.

Exchange Traded Funds and Other Index-Related Securities. Certain Funds may invest in exchange traded funds, which are baskets of securities designed to generally track an index or a foreign market, such as iShares or Standard & Poor’s Depositary Receipts. These securities are considered to be investment companies for purposes of each Fund’s investment limitations.

Purchasing Put and Call Options on Securities. Each Fund may purchase put and call options that are traded on a U.S. or foreign securities exchange or in the OTC market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund will seek to limit its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by a Fund in order to acquire the underlying securities for a price that avoids any additional cost that would result from a substantial increase in the market value of a security. A Fund may also purchase call options to increase its return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The aggregate value of the securities underlying the calls or obligations underlying the puts, determined as of the date the options are sold, shall not exceed 25% of the net assets of a Fund. In addition, the premiums paid by a Fund in purchasing options on securities, options on securities indices, options on foreign currencies and options on futures contracts will not exceed 20% of the Fund’s net assets. Options are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Covered Option Writing. Each Fund may write covered put and call options on securities. A Fund will realize fees (referred to as “premiums”) for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

The Funds with option-writing authority will write only options that are covered. A call option written by a Fund will be deemed covered (1) if the Fund owns the securities underlying the call or has an absolute and immediate right to acquire those securities without additional cash consideration upon conversion or exchange of other securities held in its portfolio, (2) if the Fund holds a call at the same exercise price for the same exercise period and on the same securities as the call written, (3) in the case of a call option on a stock index, if the Fund owns a portfolio of securities substantially replicating the movement of the index underlying the call option, or (4) if at the time the call is written, an amount of cash, Government Securities or other liquid assets equal to the fluctuating market value of the optioned securities, is segregated with the Company’s custodian or with a designated sub-custodian. A put option will be deemed covered (1) if, at the time the put is written, an amount of cash, Government Securities or other liquid assets having a value at least equal to the exercise price of the underlying securities is segregated with the Company’s custodian or with a designated sub-custodian, or (2) if the Fund continues to own an equivalent number of puts of the same “series” (that is, puts on the same underlying securities having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying securities) with exercise prices greater than those that it has written (or if the exercise prices of the puts it holds are less than the exercise prices of those it has written, the difference is segregated with the Company’s custodian or with a designated sub-custodian).

The principal reason for writing covered call options on a securities portfolio is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. A Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

A Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration). To effect a closing purchase transaction, a Fund would purchase, prior to the holder’s exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of a Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. An option position may be closed out only if a secondary market exists for an option of the same series on a recognized securities exchange or in the OTC market. In light of the need for a secondary market in which to close an option position, the Funds are expected to purchase only call or put options issued by the Clearing Corporation. GEAM expects that the Funds will write options, other than those on Government Securities, only on national securities exchanges. Options on Government Securities may be written by the Funds in the OTC market.

A Fund may realize a profit or loss upon entering into closing transactions. When a Fund has written an option, for example, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option; the Fund will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. When a Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

No assurance can be given that a Fund will be able to affect closing purchase transactions at a desired time. The ability of a Fund to engage in closing purchase transactions with respect to options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities options only if a liquid secondary market appears to exist for the option purchased or sold, no such secondary market may exist or the market may cease to exist.

Option writing for a Fund may be limited by position and exercise limits established by U.S. securities exchanges and the Financial Industry Regulatory Authority, Inc. and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, a Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio’s position being offset by a loss on the hedge position.

A Fund will engage in hedging transactions only when deemed advisable by the portfolio manager. Successful use by a Fund of options will depend on the portfolio manager’s ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance. Options are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Securities Index Options. Each Fund may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the OTC market, which indices include securities held in the Fund’s portfolio. The Funds with such option writing authority may write only covered options. A Fund may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index option written by a Fund will be deemed covered in any manner permitted under the 1940 Act or the rules and regulations thereunder or any other method determined by the SEC to be permissible.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder’s right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A Fund may purchase and write put and call options on securities indices or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio manager’s ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a Fund will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio manager desires that a Fund engage in such a transaction. Options are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

OTC Options. Certain Funds may purchase OTC or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Listed options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. Although the Funds will seek to enter into dealer options only with dealers that will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a

Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. Options are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Options on Foreign Currencies. Certain Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency denominated securities and against increases in the U.S. dollar cost of securities to be acquired by the Fund. The Funds with such option writing authority may write only covered options. No Fund will enter into a transaction involving options on foreign currencies for speculative purposes. Options on foreign currencies to be written or purchased by a Fund are traded on U.S. or foreign exchanges or in the OTC market.

Certain transactions involving options on foreign currencies are undertaken on contract markets that are not regulated by the CFTC. Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Clearing Corporation, thereby reducing the risk of counter party default. In addition, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the Clearing Corporation, which has established banking relationships in applicable foreign countries for this purpose. As a result, the Clearing Corporation may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the Clearing Corporation or its clearing members, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Like the writing of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received; a Fund could also be required, with respect to any option it has written, to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuation in exchange rates, although in the event of rate movements adverse to a Fund’s position, the Fund could forfeit the entire amount of the premium plus related transaction costs.

Options on foreign currencies may be traded on foreign exchanges that are not regulated by either the SEC or CTFC. These transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of these positions could also be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume. Options are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Futures Contracts and Options on Futures Contracts. Certain Funds may enter into interest rate, financial and stock or bond index futures contracts or related options that are traded on a U.S. or foreign exchange or board of trade approved by the CFTC or in the OTC market. If entered into, these transactions can be made for a variety of portfolio management purposes such as hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, to gain market exposure for accumulating and residual cash positions, for duration management, or when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund involved.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Financial futures contracts are contracts that obligate the holder to deliver (in the case of a futures contract that is sold) or receive (in the case of a futures contract that is purchased) at a future date a specified quantity of a financial instrument, specified securities, or the cash value of a securities index. A municipal bond index futures contract is based on an index of long-term, tax-exempt municipal bonds and a corporate bond index futures contract is based on an index of corporate bonds. Stock index futures contracts are based on indices that reflect the market value of common stock of the companies included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract. An option on an interest rate or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.

The Funds will limit their use of futures contracts, commodity options and certain swaps such that, in accordance with the rules of the CFTC, the Company is not subject to registration as a “commodity pool operator.” Because of these investments, the Company has claimed the applicable exemption under CFTC rules and is not registered or regulated as a commodity pool operator. In 2012, the CFTC amended its rules to limit the ability of registered investment companies, such as the Company, to use futures, options on futures and certain swaps and continue to rely on that CFTC exemption. Under the amended CFTC exemption, each Fund may invest in futures contracts, options on futures contracts and certain swap agreements only (i) for bona fide hedging purposes within the meaning of CFTC regulations, or (ii) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition, a Fund must not be marketed as a commodity pool or otherwise as a vehicle for trading futures contracts, commodity options or certain swaps, subject to applicable CFTC guidance. If a Fund could not satisfy these requirements, the investment strategy, disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools and GEAM would be required to register that Fund as a commodity pool and operate it as required for regulated commodity pools.

No consideration is paid or received by a Fund upon trading a futures contract. Upon entering into a futures contract, cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount will be segregated with the Company’s custodian or a designated sub-custodian. This amount, which is subject to change by the exchange on which the contract is traded, is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, so long as all contractual obligations have been satisfied; the broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, a Fund may elect to close a position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

An option on a futures contract, unlike a direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, no daily cash payments are made to reflect changes in the value of the underlying contract. The value of the option, however, does change daily and that change would be reflected in the net asset value of the Fund holding the options.

The use of futures contracts and options on futures contracts as a hedging device involves several risks. No assurance can be given that a correlation will exist between price movements in the underlying securities or index and price movements in the securities that are the subject of the hedge. Losses incurred in hedging transactions and the costs of these transactions will affect a Fund’s performance.

Although the Company intends that the Funds enter into futures contracts only if an active market exists for the contracts, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered and no assurance can be given that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made on that day at a price beyond that limit. Futures contract prices may move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such a case, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. Futures contracts are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Forward Currency Transactions. Certain Funds may hold currencies for various portfolio management purposes such as meeting settlement requirements for foreign securities. Certain Funds may also engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which the Fund’s securities are or may be denominated. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

Forward currency contracts are agreements to exchange one currency for another at a future date. The date (which may be any agreed-upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated and fixed for the term of the contract at the time that a Fund enters into the contract. Forward currency contracts (i) are traded in a market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are typically consummated without payment of any commissions. A Fund, however, may enter into certain types of forward currency contracts subject to centralized clearing requiring deposits of collateral or involving the payment of commissions. The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, cash or other liquid assets will be segregated with the Company’s custodian or a designated sub-custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to the contracts.

Upon maturity of a forward currency contract, a Fund may (i) pay for and receive the underlying currency, (ii) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (iii) negotiate with the dealer to terminate the forward contract into an offset with the currency trader providing for the Fund’s paying or receiving the difference between the exchange rate fixed in the contract and the then current exchange rate. The Company may also be able to negotiate such an offset on behalf of a Fund prior to maturity of the original forward contract. No assurance can be given that new forward contracts or offsets will always be available to a Fund.

In hedging a specific portfolio position, a Fund may enter into a forward contract with respect to either the currency in which the position is denominated or another currency deemed appropriate by GEAM.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code for a given year.

In entering into forward currency contracts, a Fund will be subject to a number of risks and special considerations. The market for forward currency contracts, for example, may be limited with respect to certain currencies. The existence of a limited market may in turn restrict the Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities. The successful use of forward currency contracts as a hedging technique draws upon the portfolio manager’s special skills and experience with respect to those instruments and will usually depend upon the portfolio manager’s ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a less advantageous position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so that adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time. If a devaluation is generally anticipated, a Fund may not be able to sell currency at a price above the anticipated devaluation level. In addition, the correlation between movements in the prices of those contracts and movements in the prices of the currencies hedged or used for cover will not be perfect. Although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

The ability to dispose of a Fund’s positions in forward currency contracts depends on the availability of active markets in those instruments, and the portfolio manager cannot predict the amount of trading interest that may exist in the future in forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. As a result, no assurance can be given that a Fund will be able to utilize these contracts effectively for the intended purposes. Forward currency transactions are also subject to the risks generally associated with investments in derivatives, which are described under “Derivatives” above.

Municipal Obligations. The term “Municipal Obligations” as used in the Prospectus and this SAI means debt obligations issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, excluded from gross income for regular Federal income tax purposes. Municipal Obligations generally are understood to include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for regular Federal income tax purposes in the opinion of bond counsel to the issuer.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest on them from Federal income taxes are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Company nor the portfolio manager will review the proceedings relating to the issuance of Municipal Obligations or the basis for opinions of counsel.

Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.

Even though Municipal Obligations are interest-bearing investments that promise a stable flow of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Municipal Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Municipal Obligations with shorter remaining maturities. The values of Municipal Obligations also may be affected by changes in the credit rating or financial condition of the issuing entities.

Tax legislation may affect the supply of, and the demand for, Municipal Obligations, as well as the tax-exempt nature of interest paid on those obligations. Neither the Company nor the portfolio manager can predict with certainty the effect of tax law changes upon the Municipal Obligation market, including the availability of instruments for investment by a Fund. In addition, neither the Company nor the portfolio manager can predict whether additional legislation adversely affecting the Municipal Obligation market will be enacted in the future. The Company monitors legislative developments and considers whether changes in the objective or policies of a Fund need to be made in response to those developments. If legislation were enacted that would treat a type of Municipal Obligation as taxable for federal income tax purposes, the Company would treat the security as a permissible taxable money market instrument for the Fund within the applicable limits set forth in the Prospectus.

Municipal Obligation Components. Certain Funds may invest in Municipal Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the “Auction Component”) pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the “Residual Component”) pays a residual interest rate based on the difference between the total interest paid by the issuer on the Municipal Obligation and the auction rate paid on the Auction Component. A Fund may purchase both Auction and Residual Components. Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease as the Auction Component’s rate increases and decrease as the Auction Component’s rate increases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Municipal Obligation having similar credit quality, redemption provisions and maturity.

Municipal Leases. Included among Municipal Obligations in which certain Funds may invest are participations in lease obligations or installment purchase contracts issued by state or local governmental authorities (“Municipal Leases”) to obtain funds to acquire a wide variety of equipment and facilities.

Although Municipal Leases do not normally constitute general obligations of the municipality, they are ordinarily backed by the municipality’s agreement to make the payments due under the obligation. These obligations have evolved to make it possible for state and local government authorities to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, Municipal Leases have additional risks not normally associated with other Municipal Obligations. Municipal Leases may contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for those purposes by the legislative body on a yearly or other periodic basis. There have been challenges to the legality of lease financing in some states and, from time to time, certain municipalities have considered not appropriating funds for lease payments. Moreover, although some Municipal Leases will be secured by the leased equipment and facilities, the disposition of the equipment or facilities in the event of foreclosure might prove to be difficult.

Municipal Leases that a Fund may acquire will be both rated and unrated. Rated Municipal Leases that may be held by a Fund include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. A Fund may acquire unrated issues that the portfolio manager deems to be comparable in quality to rated issues in which a Fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation and that there is a reasonable likelihood that the lease will not be canceled will be subject to oversight and approval by the Board.

An unrated Municipal Lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the portfolio manager to be of high quality and minimal credit risk will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the portfolio manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Municipal Leases held by a Fund may be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid investments, unless the Board determines on an ongoing basis that an adequate trading market exists for the Municipal Lease. In determining the liquidity of a Municipal Lease, in accordance with methods adopted by the Board, the following factors relating to the security are considered, among others: (i) the frequency of trades and quotes; (ii) the number of dealers willing to purchase or sell the security; (iii) the willingness of dealers to undertake to make a market; (iv) the nature of the marketplace trades; and (v) the likelihood that the obligation will continue to be marketable based on the credit quality of the municipality or relevant obligor.

Floating and Variable Rate Instruments. Certain Funds may invest in floating and variable rate instruments. Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank’s prime rate, a certificate of deposit rate or the LIBOR. Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rate or other commodities. Variable and floating rate securities tend to be less sensitive than fixed rate securities to interest rate changes and tend to have higher yields when interest rates increase. However, during periods of rising interest rates, changes in the interest rate of an adjustable rate security may lag changes in market rates.

The amount by which the rates paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Fluctuations in interest rates above these caps could cause adjustable rate securities to behave more like fixed rate securities in response to extreme movements in interest rates.

Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Certain Funds may purchase floating and variable rate demand bonds and notes, which are debt securities ordinarily having stated maturities in excess of one year but which permit their holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes, which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations have interest rates that fluctuate from time to time and frequently are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of variable rate demand notes. Because they are direct lending arrangements between the lender and borrower, variable rate demand notes generally will not be traded and no established secondary market generally exists for them, although they are redeemable at face value. If variable rate demand notes are not secured by letters of credit or other credit support arrangements, a Fund’s right to demand payment will be dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by a Fund will meet the quality criteria established by GEAM for the purchase of debt securities. GEAM considers on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations in the relevant Fund’s portfolio.

Participation Interests. Certain Funds may purchase from financial institutions participation interests in certain Municipal Obligations. A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by Government Securities. A Fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Fund’s participation interest in the Municipal Obligation, plus accrued interest. The Company intends that a Fund exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, or to maintain or improve the quality of its investment portfolio. A Fund will invest no more than 5% of the value of its total assets in participation interests.

Custodial Receipts. Certain Funds may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Municipal Obligations. The underwriter of these certificates or receipts typically purchases Municipal Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon obligations described above. Although under the terms of a custodial receipt a Fund would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Short Sales Against the Box. Each Fund may sell securities “short against the box.” Whereas a short sale is the sale of a security a Fund does not own, a short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Swap transactions, futures contracts and other derivative-type instruments that reflect the equivalent of a short sale or a short position are not considered to be a short sale or short position for this purpose or for purposes of determining whether a short sale or position is considered to be “against the box.”

Portfolio Holdings.

The Funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders. Accordingly, the Funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the Funds’ portfolio holdings is in the best interest of the Funds’ shareholders in the manner described below. GEAM and the Board may amend these policies and procedures at any time without prior notice.

Various non-Fund advisory clients of GEAM may hold securities substantially similar to those securities held by the Funds. Although GEAM has also adopted policies and procedures regarding the selective disclosure of the contents of those other portfolios, those policies and procedures contain different procedures and limitations than the policies and procedures that apply to the disclosure of the Funds’ portfolio holdings.

The Funds’ portfolio holdings are made public, as required by law, in the Funds’ annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period. In addition, as required by law, the Funds’ portfolio holdings as of fiscal quarter end are reported to the SEC, and posted to the Funds’ website, within 60 days after the end of the Funds’ first and third fiscal quarters.

The following information is also available on the Funds’ website (http://www.geam.com) or by calling 1-800-242-0134:

1. A complete listing of each Funds’ portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) as of each month-end, no earlier than 30 calendar days following the month-end;

2. Top ten portfolio holdings and related information (such as number of shares, value and percentage of the portfolio) for all Funds as of each month-end will be available no earlier than 15 calendar days after the month-end; and

3. Characteristics of securities (such as number of shares, principal amount of bonds, percentage of portfolio, sector, country, regional, quality and duration breakdowns, depending on the type of account) held in any of the Funds based on a Fund’s entire portfolio (or a portion thereof) as of each month-end will be available no earlier than 15 calendar days after the month-end.

Fund portfolio holdings may be posted earlier or later than reflected above as a result of regulatory requirements.

The Funds’ portfolio holdings information will be available on the Funds’ website until updated for the next appropriate period. This information may not be disclosed to any person earlier than the date it has been posted to the Funds’ website.

The Funds and GEAM reserve the right to make the Funds’ portfolio holdings and related information available on the Funds’ website earlier or later than permitted above if it is determined prior to such disclosure that (1) there is a legitimate business purpose to do so (as described below in the paragraphs related to selective disclosures of Fund portfolio holdings information); (2) any actual or potential conflicts of interest between the Funds and their affiliates are reviewed and considered; and (3) the timing of such disclosure is not expected to result in harm to the Funds. Prior to such disclosure being released and made available to the public on the Funds’ website, the following condition must be met: (a) Any Senior Vice President or Vice President of GEAM’s Legal Department or GEAM’s General Counsel; (b) any Manager of GEAM’s Compliance Department; and (c) the Chief Investment Officer (or other individual in a senior management position) of the applicable Fund, (i) must be informed of each arrangement involving the proposed disclosure of the Funds’ portfolio holdings information in a timeframe different from the standard timeframe, (ii) must analyze it to determine potential and actual conflicts of interests in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence.

Portfolio managers and other senior officers of GEAM may disclose or confirm the ownership by a Fund of any individual holdings or number of holdings to the press or other interested persons as long as such information has been previously publicly disclosed in accordance with the above. For example, a portfolio manager discussing a particular Fund may indicate that such Fund holds a security only if the Fund’s holding of such security has been publicly disclosed.

Selective (i.e., non-public) disclosures of portfolio holdings information relating to the Funds, even if subject to the conditions specified in the portfolio holdings policies and procedures, should be done only where legitimate business purposes of the Funds are served and the potential and actual conflicts of interest between the Funds and their affiliates are reviewed and considered.

Selective disclosures could be considered to serve the legitimate business purposes of the Funds, if: (1) done to further the interests of the Funds and (2) the disclosure is not expected to result in harm to the Funds (such harm could occur by permitting third parties to trade ahead of, or front run, the Funds or to effect trades in shares of the Funds with portfolio holdings information that other current or potential investors do not have). For example, certain vendors of GEAM or the Funds provide services that are essential in the operations of the Funds, or assist GEAM in providing services to the Funds or in conducting its investment management business activities in general. In order to properly perform these services, these vendors typically need to obtain Fund portfolio holdings information on a very frequent and timely basis, often on the same day it is derived. In addition, certain institutional Fund clients (and their representatives) may require us to provide them with more timely portfolio holdings information for their review, in fulfillment of their fiduciary obligations.

Potential and actual conflicts of interest between the Funds and their affiliates must also be reviewed and considered. For example, there may be situations where the selective disclosure of a Fund’s portfolio holdings information facilitates portfolio management activities or the potential growth of the Funds, which could legitimately serve the common interests of both the Funds and GEAM. However, such selective disclosures should not be made for the benefit of GEAM or its affiliates, such as the receipt of compensation for the disclosure of those portfolio holdings, without also considering whether the disclosure would be in the interests of the Funds or, at a minimum, result in no harm to the Funds.

The following conditions must be met in order to disclose Fund portfolio holdings information before it is released and made available to the public:

(1)(a) Any Senior Vice President or Vice President of GEAM’s Legal department or GEAM’s General Counsel; (b) any Manager of GEAM’s Compliance department; and (c) the Chief Investment Officer, or other individual in a senior management position of the applicable Fund, (i) must be informed of each arrangement involving selective disclosure of Fund portfolio holdings information, (ii) must analyze it to determine potential and actual conflicts of interest in an effort to minimize those conflicts to the extent reasonable and practicable and (iii) must authorize its occurrence; and

(2) Depending on the type of recipient, the recipient of the information must agree in writing to maintain the confidentiality of the information provided and not share it with anyone other than those persons who, on a need-to-know basis, assist it in fulfilling its fiduciary obligations (or the recipient must be subject to professional or ethical obligations not to disclose or improperly use the information, such as would apply to independent public accounting firms and legal counsel), and not to trade on the basis of the information provided in any account over which it has influence or control, until the public release of the information; and

(3) GEAM’s Relationship Management department must maintain a list of all entities that receive selective disclosure of portfolio holdings and the reason for such disclosure.

The following entities may also be provided Fund portfolio holdings information on a daily basis without any delay in transmission without being subject to the above conditions.

•	Entities that are subject to professional or ethical obligations not to disclose or improperly use the information (e.g., independent public accounting firms and legal counsel).

•	Broker-dealers or futures commission merchants in connection with the purchase or sale of securities, requests for price quotations on securities or bids on securities.

•	A custodian in connection with the provision of custodial services to the mutual fund.

As of the date of this SAI, the Funds provide their portfolio holdings to the following entities as of a date more frequent than month-end and/or prior to the time lag period (i.e., 30 days or 15 days) set forth above:

•	Custodian (sub-custodians) and accounting agent;

•	Securities lending agent(s);

•	Proxy voting agent(s);

•	Transfer agent (in the event of a redemption or purchase in-kind);

•	Sub-adviser(s);

•	Sub-administrator;

•	Legal counsel to the Funds, GEAM or non-interested directors of the Funds;

•	Auditor(s);

•	Financial printer(s);

•	Provider(s) of attribution and/or portfolio analysis, including:

•	FactSet Research Systems, Inc.

•	Richards & Tierney, Inc.

•	Rating agencies;

•	Other recipients could include various stock markets and exchanges, regulatory authorities and, to a more limited extent, the issuers of securities held by the Funds with respect to only the securities of the particular issuer.

A Fund also may provide to insurance companies whose separate accounts invest in the Fund, information about the Fund’s portfolio broken down by asset class.

Neither the Funds nor GEAM receive separate compensation with respect to the selective disclosure of portfolio holdings from any recipient of such information.

The Funds will make reasonable efforts to work with the entities listed above to obtain written acknowledgements and to implement the conditions described above. GEAM’s Compliance department will analyze no less frequently than annually the shareholder records of the Funds in an effort to determine whether any Fund client or critical vendor violated the no trading ban that is in effect until the public release of the portfolio holdings information. GEAM’s Compliance department will review the findings of the analysis with GEAM’s Legal department. However, such a monitoring effort is not likely to detect every misuse of that information, particularly if concealed in some fashion. Certain employees of GEAM and GE Investment Distributors, Inc. (“GEID” or the “Distributor”) may also have access to that non-public portfolio information, but those employees will normally be subject to a code of ethics and other policies and procedures intended to prevent misconduct.

There can be no assurance that the Funds’ policies and procedures on disclosure of portfolio holdings will protect the Funds from misuse of such information by individuals or entities that come into possession of the information.

INVESTMENT RESTRICTIONS

The Funds are subject to certain fundamental and non-fundamental investment policies and limitations. Under the 1940 Act, fundamental investment policies and limitations may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change. Non-fundamental policies may be changed by a majority vote of the Board at any time.

Fundamental Investment Restrictions

Fundamental Investment Restrictions for all Funds (Except as Otherwise Noted):

1.	No Fund may issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

2.	Each Fund, other than the Real Estate Securities Fund, shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of a Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

3.	No Fund, except as provided below for the Real Estate Securities Fund, will make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

For the Real Estate Securities Fund only: The Real Estate Securities Fund may invest in the securities of issuers directly or indirectly engaged in the real estate industry and in real estate without limitation as to concentration.

4.	Each Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

5.	No Fund may lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

6.	No Fund may borrow money, except that a Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

7.

Each Fund, other than the Core Value Equity Fund and the Small-Cap Equity Fund, may not underwrite securities of other issuers except insofar as the Company may be deemed an underwriter under the 1933 Act, in selling portfolio securities. Each of the Core Value

Equity Fund and Small-Cap Equity Fund may not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the 1933 Act.

8.	Each Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

Non-Fundamental Investment Restrictions

Non-Fundamental Investment Restrictions for all Funds other than the Core Value Equity Fund, Small-Cap Equity Fund and Real Estate Securities Fund, (Except as Otherwise Noted)

The Funds, other than the Core Value Equity Fund, Small-Cap Equity Fund and Real Estate Securities Fund, are also subject to the following non-fundamental investment restrictions, which may be changed by the Board without shareholder approval. Under these restrictions:

1.	The U.S. Equity Fund may not invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value, would be invested in such securities.

2.	No Fund may purchase securities of other investment companies if, as a result thereof, the Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Fund’s assets would be invested in any one investment company, or more than a total of 10% of the Fund’s assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer’s commission or profit, other than customary broker’s commission, is involved, and so long as immediately thereafter not more than 10% of such Fund’s total assets, taken at market value, would be invested in such securities. These limitations also do not apply to investments by the Funds in money market funds such as the GE Institutional Money Market Fund, as permitted under the 1940 Act and the rules thereunder.

3.	No Fund may invest more than 30% of its assets, measured at time of purchase, in debt securities (other than U.S. Government securities) that are rated lower than the four highest rating categories assigned by Moody’s or Standard & Poor’s.

4.	No Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

5.	Each Fund, other than the Total Return Fund, may not make additional investments when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

6.	The Income Fund, U.S. Equity Fund and Premier Growth Equity Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund holds the securities sold short or may obtain such securities (in an amount equal to the short position) without payment of any consideration.

7.	No Fund may acquire any security or other investment that is not readily marketable if more than 15% of its net assets, taken at market value, would be invested in such securities and other investments. For purposes of this restriction, an investment is considered to be not readily marketable if it cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment.

8.	Each Fund, other than the Total Return Fund, will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name and will provide shareholders at least 60 days’ prior notice before making any change to this non-fundamental investment restriction.

Non-Fundamental Investment Restrictions for the Core Value Equity Fund and Small-Cap Equity Fund (Except as Otherwise Noted)

The Core Value Equity Fund and Small-Cap Equity Fund are also subject to the following non-fundamental investment restrictions, which may be changed by the Board without shareholder approval. Under these restrictions, each of the Core Value Equity Fund and Small-Cap Equity Fund:

1.	May not purchase or sell put options, call options, spreads or combinations of put options, call options and spreads, except that each Fund may purchase and sell covered put and call options on securities and stock indexes and futures contracts and options on futures contracts.

2.	May not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act, except that this restriction does not apply to the Small-Cap Equity Fund.

3.	May not invest in companies for the purpose of exercising control or management.

4.	May not purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by a Fund in units or attached to securities may be deemed to be without value.

5.	May not purchase illiquid investments if more than 15% of the total assets of a Fund would be invested in illiquid investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

6.	May not purchase restricted securities if more than 10% of the total assets of a Fund would be invested in restricted securities. Restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, (“Rule 144A securities”), that have been determined to be liquid by the Board based upon the trading markets for the securities.

7.	Will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name and will provide shareholders at least 60 days’ prior notice before making any change to this non-fundamental investment restriction.

Non-Fundamental Investment Restrictions for the Real Estate Securities Fund

The Real Estate Securities Fund is also subject to the following non-fundamental investment restrictions, which may be changed by the Board without shareholder approval. Under these restrictions, the Real Estate Securities Fund:

1.	May not invest in securities of foreign issuers if at the time of acquisition more than 20% of its total assets, taken at market value, would be invested in such securities.

2.	May not purchase securities of other investment companies if, as a result thereof, the Real Estate Securities Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Real Estate Securities Fund’s assets would be invested in any one investment company, or more than a total of 10% of the Real Estate Securities Fund’s assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer’s commission or profit, other than customary broker’s commission, is involved, and so long as immediately thereafter not more than 10% of such Real Estate Securities Fund’s total assets, taken at market value, would be invested in such securities. These limitations also do not apply to investments by the Real Estate Securities Fund in money market funds, such as the GE Institutional Money Market Fund, as permitted under the 1940 Act and the rules thereunder.

3.	May not invest more than 20% of its assets, measured at time of purchase, in debt securities (other than U.S. Government securities) that are rated lower than the four highest rating categories assigned by Moody’s or Standard & Poor’s.

4.	May not enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

5.	May not make additional investments when borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

6.	May not acquire any security or other investment that is not readily marketable if more than 15% of its net assets, taken at market value, would be invested in such securities and other investments. For purposes of this restriction, an investment is considered to be not readily marketable if it cannot be disposed of by the Real Estate Securities Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment.

7.	Will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name and will provide shareholders at least 60 days’ prior notice before making any change to this non-fundamental investment restriction.

Notes to Investment Restrictions for all Funds (Except as Otherwise Noted)

The percentage limitations in the restrictions listed above apply at the time of purchases of securities, and a later increase or decrease in percentage resulting from a change in value of net assets, or in any ratings, will not be deemed to result in a violation of the restrictions.

For purposes of fundamental investment restriction number 3 above, the Company may use the industry classifications reflected by the S&P 500 Index, if applicable at the time of determination. For all other portfolio holdings, the Company may use the Directory of Companies Required to File Annual Reports with the SEC and Bloomberg Inc. In addition, the Company may select its own industry classifications, provided such classifications are reasonable.

Also for purposes of fundamental investment restriction No. 3 above with respect to all Funds, the meaning of concentration is meant to be consistent with the current views of the SEC staff that investments representing more than 25% of a fund’s total assets in an industry or group of industries constitutes concentration for purposes of requiring a recital of a policy under Section 8(b) (1)(E) of the 1940 Act to concentrate in that industry.

PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions to buy and sell securities for each Fund are made by the portfolio manager(s), subject to oversight by GEAM and the Board. Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On many foreign exchanges, commissions are fixed and may be higher than for securities traded on U.S. exchanges. Generally, no stated commissions are applicable to securities traded in U.S. OTC markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. Government Securities generally will be purchased on behalf of a Fund from underwriters or dealers, although certain newly issued Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

The following table shows the amount of brokerage commissions paid by the Funds over the past three fiscal years. Variations in the amount of brokerage commissions paid by a Fund from year to year may result from changing asset levels, market conditions or changes in GEAM’s outlook. Funds that are not listed paid no brokerage commissions.

	Annual Brokerage Commissions Paid
Fund	Year Ended December 31,
	2013		2012	2011
U.S. Equity Fund	$21,668		$36,109	$29,226
S&P 500 Index Fund	$6,152		$6,329	$9,821
Premier Growth Equity Fund	$13,381		$13,350	$18,307
Core Value Equity Fund	$11,579		$19,306	$21,317
Small-Cap Equity Fund	$43,771		$50,403	$58,022
Total Return Fund	$1,076,956	*	$2,064,471	$2,176,635
Real Estate Securities Fund	$201,533		$124,410	$174,565

*	The total commissions decreased for the fiscal year ended December 31, 2013 for the Total Return Fund due to a restructuring of the portfolio.

The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these procedures, in selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager seeks the most favorable terms available under the circumstances (“best execution”). In assessing the overall terms available to ensure best execution for any transaction, the portfolio manager considers factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In selecting brokers or dealers to execute securities transactions on behalf of a Fund, the portfolio manager does not take into account a broker or dealer’s promotional or sales efforts on behalf of a Fund.

In addition, the investment advisory agreement between the Company and GEAM relating to each Fund authorizes GEAM, on behalf of the Fund, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which GEAM or its affiliates exercise investment discretion. The fees under the investment advisory agreement relating to a Fund will not be reduced by reason of the Fund’s receiving brokerage and research services. Such services include analyses and reports regarding issuers, industries, economic trends, portfolio strategy, and may effect securities transactions and perform certain functions related thereto. In addition, such services may include advice concerning the advisability of investing in, purchasing or selling securities and the availability of particular securities or buyers or sellers of securities. The research services received from broker-dealers that execute transactions on behalf of a Fund may be useful to GEAM in servicing that Fund as well as all of GEAM’s accounts and not all of these services may be used in connection with the particular Fund or Funds generating the commissions. Consistent with limits established by the federal securities laws, a Fund may pay a broker-dealer commissions for agency transactions that exceed the amount of commissions charged by other broker-dealers in recognition of their research and brokerage services.

The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of transactions involved during the fiscal period ended December 31, 2013. Funds that are not listed paid no brokerage commissions to firms that provided such services.

Fund	Amount of Transactions To Firms Providing Brokerage and Research Services	Amount of Commissions on Those Transactions
U.S. Equity Fund	$10,200,955	$7,740
Premier Growth Equity Fund	$5,694,906	$4,735
Core Value Equity Fund	$5,509,977	$4,161
Small-Cap Equity Fund	$16,387,508	$21,442
Total Return Fund	$15,109,339	$12,111
Real Estate Securities Fund	$27,785,682	$40,165

The following table shows the dollar amount of brokerage commissions paid to each firm that provided research and brokerage services obtained in compliance with Section 28(e) of the Exchange Act and the approximate dollar amount of transactions involved during the fiscal year ended December 31, 2013.

Firm	Commissions Paid to Firm for Brokerage and Research Services	Total Amount of Transactions for Brokerage and Research Services
Bank of America Merrill Lynch	$21,484	$12,118,105
Liquidnet Inc.	$19,769	$17,835,268
Barclay’s Capital Inc.	$10,163	$10,325,743
Credit Suisse	$7,306	$12,811,218
Weeden & Co.	$4,899	$5,891,519
Citigroup	$4,754	$3,847,464
Morgan Stanley & Co.	$2,755	$3,459,786
ITG	$2,588	$3,660,389
Jefferies & Co Inc.	$2,495	$1,215,791
North South Capital	$2,086	$833,581
BTIG, LLC	$1,912	$760,695
Goldman Sachs	$1,789	$1,034,730
Direct Access Partners	$1,408	$946,415
M. Ramsey King Securities	$1,375	$914,409
Cantor Fitzgerald	$1,164	$571,108
Instinet International	$863	$422,836
UBS	$744	$843,856
Jones & Associates	$711	$549,038
Knight Equity Markets, L.P.	$625	$361,161
Pulse Trading (BlockCross)	$450	$557,184
Knight Direct Trading Institutional, L.P.	$406	$1,236,259
Mogavero Lee & Co.	$263	$190,616
Vandham Securities Corp.	$215	$204,671
J.A. Glynn	$114	$83,731
Capital Institutional Services, Inc	$16	$12,794

OTC purchases and sales on behalf of the Funds will be transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Fund will not purchase any security, including Government Securities, during the existence of any underwriting or selling group relating to the security of which any affiliate of the Fund or GEAM is a member, except to the extent permitted under rules, interpretations or exemptions of the SEC.

GEAM may select broker-dealers that are affiliated with the Company or GEAM. All brokerage transaction commissions paid to affiliates will be fair and reasonable. The Company’s Board has determined that, to the extent consistent with applicable provisions of the 1940 Act and rules thereunder and procedures adopted by the Board, transactions for a Fund may be executed through the Distributor, if, in the judgment of GEAM, the use of the Distributor is likely to result in a price and execution at least as favorable to the Fund as those obtainable through other qualified broker-dealers, and if, in the transaction, the Distributor charges the Fund a fair and reasonable rate consistent with that payable by the Fund to other broker-dealers on comparable transactions. Under rules adopted by the SEC, the Distributor generally may not execute transactions for a Fund on the floor of any national securities exchange, but may effect transactions by transmitting orders for execution providing for clearance and settlement, and arranging for the performance of those functions by members of the exchange not associated with the Distributor. The Distributor will be required to pay fees charged by those persons performing the floor brokerage elements out of the brokerage compensation that it receives from a Fund.

The Funds did not pay any brokerage commissions to affiliated brokers during the previous three fiscal years.

The portfolio turnover rate for a Fund is calculated by dividing the lesser of amounts of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the securities owned by the Fund during the fiscal year (excluding from the computation amounts relating to all securities, including options, whose maturities or expiration dates at the time of acquisition of one year or less). For example, a portfolio turnover rate of 100% during a fiscal year would mean that all of a Fund’s securities (except those excluded from the calculation) were replaced once during that fiscal year. Certain of the Funds’ investment strategies may result in a Fund having a higher portfolio turnover rate. High portfolio turnover may cause a Fund to experience increased transaction costs, dealer markups, brokerage expenses and other acquisition costs. The portfolio managers do not consider portfolio turnover rate a limiting factor in making investment decisions on behalf of any Fund consistent with the Fund’s investment objective(s) and policies. Because the rate of portfolio turnover is not a limiting factor, however, particular holdings may be sold at any time, if investment judgment or Fund operations make a sale advisable. As a result, the annual portfolio turnover rates in future years may exceed the percentages shown below. Turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements resulting from fluctuations in shareholder purchase, exchange and redemption transactions, market conditions or changes in a portfolio manager’s outlook.

The following table provides the portfolio turnover rates for each Fund for the fiscal periods ended December 31, 2013 and December 31, 2012:

Fund	Portfolio Turnover Rate Period Ended 12/31/13	Portfolio Turnover Rate Period Ended 12/31/12
U.S. Equity Fund	40%	66%
S&P 500 Index Fund	3%	6%
Premier Growth Equity Fund	21%	17%
Core Value Equity Fund	43%	62%
Small-Cap Equity Fund	39%	36%
Income Fund	256%	327%
Total Return Fund	175%	168%
Real Estate Securities Fund	82%	49%

As of the fiscal year ended December 31, 2013, the Funds held securities of their regular broker-dealers or of their parents as follows:

Fund	Broker Security	Market Value ($)
GE Investments S&P 500 Index Fund	JPMorgan Chase & Co.	$2,716,688
	Wells Fargo Securities, LLC	$2,703,298
	Bank of America Securities, LLC	$2,061,608
	Citigroup Global Markets, LLC	$1,951,676
	The Goldman Sachs Group Inc.	$913,421
	Morgan Stanley	$532,994
GE Investments Income Fund	Morgan Stanley	$658,312
	Citigroup Inc.	$286,024
	Bank of America Corp.	$658,800
	The Goldman Sachs Group Inc.	$473,431
	Wells Fargo Securities, LLC	$463,266
	UBS Securities, LLC.	$151,060
	Credit Suisse Securities (USA) LLC	$112,056
	JPMorgan Chase & Co.	$883,750
	RBC Capital Markets, LLC	$80,257
GE Investments Total Return Fund	JPMorgan Chase & Co.	$25,551,834
	Wells Fargo Securities, LLC	$20,651,755
	Bank of America Corp.	$19,383,796
	Citigroup Inc.	$15,505,552
	The Goldman Sachs Group Inc.	$10,377,583
	Morgan Stanley	$7,814,225
	UBS Securities, LLC.	$5,908,919
	RBC Capital Markets, LLC	$4,810,648
	Barclays Capital, LLC	$4,013,019
	Credit Suisse Securities (USA) LLC	$2,972,611
	Deutsche Bank AG	$2,419,049
	RBS Securities INC.	$1,064,015
GE Investments US Equity Fund	Citigroup Inc.	$699,890

Fund	Broker Security	Market Value ($)
	JPMorgan Chase & Co.	$571,642
	Wells Fargo Securities, LLC	$552,790
	The Goldman Sachs Group Inc.	$355,052
	Bank of America Corp.	$205,415
GE Investments Premier Growth Equity Fund	The Goldman Sachs Group Inc.	$741,478
GE Investments Core Value Equity Fund	Wells Fargo Securities, LLC	$489,548
	Citigroup Inc.	$366,438
	JPMorgan Chase & Co.	$317,780

MANAGEMENT OF THE COMPANY

Directors and Officer

Board’s Oversight Role in Management. The Board’s role in management of the Company is oversight of activities of service providers and officers of the Company. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Company, primarily GEAM and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including GEAM’s Chief Investment Officers (or their senior representatives), the Company’s and GEAM’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of all of the non-interested directors) meets during its scheduled meetings, and between meetings the Chair of the Audit Committee maintains contact, with the Company’s Treasurer. The Board also receives periodic presentations from senior personnel of GEAM or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, and investment research. GEAM and other service providers to the Company have adopted a variety of policies, procedures and controls designed to address among other things particular risks to the Company. Different processes, procedures and controls are employed with respect to different types of risk. The Board also receives reports from counsel to the Company or counsel to GEAM and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities, or make the Board obligated to perform those activities directly.

Board Composition and Leadership Structure. The 1940 Act requires that at least 40% of an investment company’s directors not be “interested persons” (as defined in the 1940 Act) of that company, and as such, those non-interested directors may not be affiliated with GEAM. To rely on certain exemptive rules under the 1940 Act, a majority of an investment company’s directors must be non-interested directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the non-interested directors. Currently, a majority of the Company’s directors are non-interested directors. The Chairman of the Board is an interested person of the Company, and the non-interested directors have designated a lead non-interested director who chairs meetings or executive sessions of the non-interested directors, reviews and comments on Board meeting agendas, represents the views of the non-interested directors to management and facilitates communication among the non-interested directors and their independent legal counsel. The Board has determined that its leadership structure, in which the non-interested directors have designated a lead non-interested director to function as described above, is appropriate in light of the services that GEAM and its affiliates provide to the Company and potential conflicts of interest that could arise from these relationships.

The non-interested directors are members of the Company’s Audit Committee and Governance Committee. The Audit Committee evaluates and selects the Company’s independent auditors. The Audit Committee meets with the Company’s independent auditors to review the scope and cost of the Company’s audit, reviews the audit report, addresses any issues with the independent auditors, and if there are significant services to be performed by the independent auditors approves the provision of such services after considering the possible effect of such services on their independence. During the prior fiscal year, the Audit Committee held three meetings.

The Governance Committee selects and nominates person(s) for election or appointment as directors including non-interested directors and directors who are interested persons of the Company. The Governance Committee reviews the compensation payable to the non-interested directors and makes recommendations to the Board with respect thereto, reviews and evaluates the functioning of the Board and the various committees of the Board, selects independent counsel to the non-interested directors and consults with independent counsel so that it may be apprised of regulatory developments affecting governance issues. The Governance Committee is also responsible for reviewing any nominees recommended to the Board by shareholders and evaluates such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Because the Company does not hold regular annual shareholder meetings, no formal procedures have been established with respect to shareholder submission of director candidates for consideration by the Governance Committee. During the prior fiscal year, the Governance Committee members met in executive session with their independent legal counsel one time to address governance-related matters.

The Board has delegated to GEAM’s fair valuation committee (the “Valuation Committee”) responsibility for establishing the fair value of securities and other investments for which quotations or other market values are either not readily available or do not reflect all market developments. The Valuation Committee performs its role subject to valuation procedures approved by the Board. The Valuation Committee is comprised of several GEAM officers, including the Chief Investment Officer of each asset class, and a representative of the Company’s non-interested directors. At least one non-interested director participates in each meeting of the Valuation Committee and each fair value established by the Valuation Committee is reviewed by the Board at its next regularly scheduled meeting.

Information About Each Director’s Experience, Qualifications, Attributes or Skills. The Board believes that the significance of each director’s experience, qualifications, attributes or skills is an individual matter (meaning that experience or knowledge that is important for one director may not have the same value for another) and that these factors are best evaluated at the Board level, with no single director, or particular single factor, being indicative of Board effectiveness. However, the Board believes that directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Company management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a director’s educational background; business or professional training or practice (e.g., accounting or law); public service or academic positions; experience from service as a board member (including the Board of the Company) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other professional or life experiences. The Governance Committee charter contains certain other factors considered by the Governance Committee in identifying and evaluating potential director nominees. To assist them in evaluating matters under federal and state law, the directors are counseled by their own independent legal counsel, who participates in Board meetings and interacts with GEAM, and also may benefit from information provided by the Company’s or GEAM’s counsel; both Board and Company counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Detailed information about each director and executive officer who is an “interested person” (as defined in the 1940 Act) of the Company and each non-interested director is shown in the tables below. Each person named as a director also may serve in a similar capacity for other Funds advised by GEAM. The business address of each Director and executive officer who is an “interested person” is 1600 Summer Street, Stamford, Connecticut 06905.

INTERESTED DIRECTORS AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jeanne M. LaPorta 48	Director and President	Until successor is elected and qualified – less than 1 year	Senior Vice President and Commercial Operations Leader at GEAM since March 2014; President of GE Institutional Funds and GE Investments Funds, Inc. since April 2014; President and Trustee of GEAM’s UCITs Funds since March 2014; Senior Vice President and Commercial Administrative Officer at GEAM from April 2010 to March 2014; Vice President of GE Institutional Funds since July 2003; Vice President of Elfun Funds and GE Retirement Savings Plan Funds since October 2003; Secretary of GE Funds from July 2007 to September 2010 and Vice President from July 2007 to February 2011; Senior Vice President and Deputy General Counsel of GEAM from October 2007 to April 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from July 2003 to June 2010; and Vice President and Associate General Counsel – Marketing and Client Services (formerly Asset Management Services) at GEAM from May 1997 to October 2007.	25	Director of GE Institutional Funds since 2014; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since 2014.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Matthew J. Simpson 53	Director and Executive Vice President	Until successor is elected and qualified – 7 years	Executive Vice President, General Counsel and Secretary of GEAM since July 2007; Secretary of Elfun Funds and GE Retirement Savings Plan Funds since July 2007; Senior Vice President and General Counsel – Marketing and Client Services (formerly Asset Management Services) of GEAM and Senior Vice President and General Counsel of GE Asset Management Services from February 1997 to July 2007; Vice President and Associate General Counsel of GEAM from October 1992 to February 1997; Secretary of GE Institutional Funds and GE Investments Funds, Inc. from 1997 to July 2007 and Vice President from September 2003 to July 2007; Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds from 1998 to July 2007 and Vice President from October 2003 to July 2007; and Secretary of GE Funds from 1993 to July 2007 and Vice President from September 2003 to July 2007.	25	Trustee and Executive Vice President of GE Institutional Funds since July 2007; Trustee of Elfun Funds, GE Retirement Savings Plan Funds and General Electric Pension Trust since July 2007 and Trustee and Executive Vice President of GE Funds from July 2007 to February 2011.

Arthur A. Jensen 47	Treasurer	Until successor is elected and qualified – 3 years	Treasurer of GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since June 2011; Mutual Funds Controller of GEAM since April 2011; Senior Vice President at Citigroup from 2008 to 2010; and Vice President at JPMorgan from 2005 to 2008.	N/A	N/A

Joon Won Choe 44	Vice President & Secretary	Until successor is elected and qualified – 3 years	Senior Vice President and Deputy General Counsel of GEAM since March 2011; Vice President and Secretary of GE Institutional Funds. since September 2010; Vice President and Assistant Secretary of Elfun Funds and GE Retirement Savings Plan Funds since September 2010; Senior Vice President and Associate General Counsel of GEAM from June 2010 to March 2011; Vice President and Associate General Counsel of GEAM from November 2005 to June 2010 and Vice President and Secretary of GE Funds from September 2010 to February 2011.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert Herlihy 46	Chief Compliance Officer	Until successor is elected and qualified - 8 years	Chief Compliance Officer of GEAM, GE Institutional Funds, Elfun Funds and GE Retirement Savings Plan Funds since July 2005; Chief Compliance Officer of GE Funds from July 2005 to February 2011; and Manager of Fund Administration at GEAM from 2002 to 2005.	N/A	N/A

Each of Jeanne M. LaPorta and Matthew J. Simpson are deemed “interested persons” of the Trust by virtue of their status as directors, officers or employees of GEAM, GEID and/or GE.

NON-INTERESTED DIRECTORS
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John R. Costantino c/o GEAM 1600 Summer St. Stamford, CT 06905 67	Chairman of the Board	Until successor is elected and qualified – 17 years	General Partner, NGN Capital LLC since 2006; and Managing Director, Vice President of Walden Capital Management since 1996.	17	Trustee of GE Institutional Funds since 1997; Trustee of Neuroscience Research Institute since 1986; Trustee of Fordham University from 1989 to 1995 and 2001 to 2007 and Trustee Emeritus since 2007; Trustee of GE Funds from 1993 to February 2011; Director of Artes Medical from 2006 to 2008; and Trustee of Gregorian University Foundation from 1992 to 2007.

R. Sheldon Johnson c/o GEAM 1600 Summer St. Stamford, CT 06905 67	Director	Until successor is elected and qualified –3 years	Head of Global Institutional Equity Sales and Marketing at Morgan Stanley & Co., Inc. from 2002 to 2006 and Managing Director at Morgan Stanley & Co., Inc. from 1988 to 2006.	17	Trustee of GE Institutional Funds since April 2011 and Trustee of St. Lawrence University since 2003.

Donna M. Rapaccioli c/o GEAM 1600 Summer St. Stamford, CT 06905 51	Director	Until successor is elected and qualified –2 years	Dean of the Gabelli School of Business since 2007 and Accounting Professor since 1987 at Fordham University.	17	Trustee of GE Institutional Funds since January 2012 and Trustee of Emmanuel College since 2010.

Mr. Costantino has been a Board member for 17 years. Mr. Johnson was elected as a Board member by shareholders of the Company in April 2011, Ms. Rapaccioli was appointed by the Board to serve as a Board member in January 2012, and Mr. Simpson was appointed by the Board to serve as a Board member in July 2007 and elected as a Board member by shareholders of the Company in April 2011. Ms. LaPorta was appointed by the Board to serve as a Board member in March 2014. Additional information about each director follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each director possesses which the Board believes has prepared them to be effective directors.

•	John R. Costantino - In addition to his tenure as a board member of various other funds advised by GEAM, Mr. Costantino has over 25 years of private equity investing experience. He has also served as an officer or a board member of charitable organizations and public and private companies for over 25 years.

•	R. Sheldon Johnson - Mr. Johnson has over 26 years of experience at Morgan Stanley & Co., Inc., where he managed many aspects of sales, trading, derivatives, product development, and marketing for global business. He has served on the boards of directors and trustees of the iShares funds. He has also served as a trustee of St. Lawrence University for 11 years.

•

Donna M. Rapaccioli - Ms. Rapaccioli has over 21 years of service as a full-time member of the business faculty at Fordham University, where she developed and taught undergraduate and graduate courses, including International Accounting and Financial Statement Analysis

and has taught at the executive MBA level. She has served on Association to Advance Collegiate Schools of Business (“AACSB”) accreditation team visits, lectured on accounting and finance topics and consulted for numerous investment banks.

•	Matthew J. Simpson - In addition to his tenure as a board member of various other funds advised by GEAM, Mr. Simpson has been with GEAM for 21 years, most recently as Executive Vice President & General Counsel, responsible for all legal matters impacting GEAM. Prior to his current position, Mr. Simpson was Senior Vice President & General Counsel specializing in mutual fund regulations. His legal experience of over 26 years includes professional positions as an associate at several law firms, specializing in financial services and investment management, and being a member of various legal committees such as the New York City Bar Association Committee on Investment Management and the Rules Committee of the Investment Company Institute and the Institutional Investor Legal Forum.

•	Jeanne M. LaPorta - In addition to her service as a board member of various other funds advised by GEAM, Ms. LaPorta is a Senior Vice President and Commercial Operations Leader at GEAM and President of GE Institutional Funds and GE Investments Funds. She has been with GEAM since 1997, and has previously held various positions at GEAM including Senior Vice President and Commercial Administrative Officer, Senior Vice President and Deputy General Counsel and Vice President and Associate General Counsel at GEAM.

Listed below for each director is a dollar range of securities beneficially owned in the Company together with the aggregate dollar range of equity securities in all registered investment companies overseen by the director in the GE Family of Funds, as of December 31, 2013.

Name of Director	Dollar Range of Equity Securities in GE Investments Funds, Inc.	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen by Director in Family of Of Investment Companies
Michael J. Cosgrove*	$-0-	$1 - 10,000
Jeanne LaPorta**	$-0-	$-0-
Matthew J. Simpson	$-0-	$10,001 - $50,000
John R. Costantino	$-0-	$-0-
Donna M. Rapaccioli	$-0-	$-0-

*	Mr. Cosgrove retired as a director of the Company effective March 31, 2014.
**	As of March 7, 2014, Ms. LaPorta began serving as a director of the Company.

The following table lists for each non-interested Director and his or her immediate family members as of December 31, 2013, each class of securities owned beneficially or of record in GEAM and GEID or any entity directly or indirectly, controlling, controlled by, or under common control with GEAM or GEID, including GE and any sub-adviser or any entity directly or indirectly, controlling, controlled by, or under common control of any sub-adviser.

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percent of Class
John R. Costantino		NONE
R. Sheldon Johnson		NONE
Donna M. Rapaccioli		NONE

No employee of GE or any of its affiliates receives any compensation from the Company for acting as a director or officer of the Company. Effective January 1, 2014, each director of the Company who is not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, receives an annual fee of $130,000 for services as a director or trustee for the GE Family of Funds (which, as of December 31, 2013, included two investment companies and their numerous fund portfolios), which fee is allocated proportionately between those companies based upon total assets. Prior to January 1, 2014, each director of the Company who was not a director, officer or employee of GEAM, GEID, GE, or any affiliate of those companies, received an annual fee of $120,000 for services as a director or trustee for the GE Family of Funds. In addition to the annual fee listed above, Mr. Costantino, as lead director or trustee of each such investment company, also receives $20,000 per annum. Mr. Johnson, as lead independent director or trustee of the Valuation Committee, also receives $10,000 per annum. Ms. Rapaccioli, as the Chair of the Audit Committee, receives an additional $10,000 per annum for serving in that capacity.

The table below shows the compensation received by each director from the Funds and from the investment companies managed by GEAM for the 12-month period ended December 31, 2013.

Fund Name	Michael J. Cosgrove*	Matthew J. Simpson	Jeanne M. LaPorta**	John R. Costantino	R. Sheldon Johnson	Donna M. Rapaccioli
U.S. Equity Fund	None	None	None	$453	$421	$421
S&P 500 Index Fund	None	None	None	$2,779	$2,581	$2,581
Premier Growth Equity Fund	None	None	None	$544	$505	$505
Core Value Equity Fund	None	None	None	$236	$219	$219
Small-Cap Equity Fund	None	None	None	$627	$582	$582
Income Fund	None	None	None	$656	$609	$609
Total Return Fund	None	None	None	$42,012	$39,011	$39,011
Real Estate Securities Fund	None	None	None	$1,155	$1,073	$1,073
Total Compensation from Company	None	None	None	$48,462	$45,001	$45,001
Total Compensation from all Investment Companies Managed by GEAM	None+	None+	None+	$140,000++	$130,000++	$130,000++

*	As of March 31, 2014, Mr. Cosgrove retired as a Director of the Company.
**	As of March 7, 2014, Ms. LaPorta began serving as a Director of the Company. As of March 7, 2014, Ms. LaPorta served as Trustee or Director of 25 registered investment company portfolios advised by GEAM. She is considered to be an “interested person” of each investment company advised by GEAM, as defined in Section 2(a)(19) of the 1940 Act, and, accordingly, serves as a Trustee or Director thereof without compensation.
+	As of December 31, 2013, Messrs. Cosgrove and Simpson served as Trustees or Directors of 25 registered investment company portfolios advised by GEAM. They are considered to be “interested persons” of each investment company advised by GEAM, as defined in Section 2(a)(19) of the 1940 Act, and, accordingly, serve as Trustees or Directors thereof without compensation.
++	As of December 31, 2013, Messrs. Costantino and Johnson and Ms. Rapaccioli served as Trustees or Directors of 17 registered investment company portfolios advised by GEAM, including the Company.

Investment Adviser and Administrator

GEAM serves as the Company’s investment adviser and administrator. GEAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is located at 1600 Summer Street, Stamford, Connecticut 06905. GEAM, which was formed under the laws of Delaware in 1988, is a wholly owned subsidiary of GE. GE is a diversified technology and financial services company with products and services ranging from aircraft engines, power generation, water processing and security technology to medical imaging, business and consumer financing and advanced materials. GE serves customers in more than 100 countries and employs more than 300,000 people worldwide. GEAM currently provides advisory services with respect to a number of other mutual funds and private institutional accounts. The professionals responsible for the investment operations of GEAM also provide investment advisory services with respect to GE’s pension and benefit plans and a number of funds offered exclusively to GE employees, retirees and certain related persons. These funds include the Elfun Family of Funds (the first of which, Elfun Trusts, was established in 1935) and the funds offered as part of GE’s 401(k) program (also known as the GE Retirement Savings Plan) (formerly known as the GE Savings & Security Program), which are referred to as the GE RSP U.S. Equity Fund (formerly known as the GE S&S U.S. Equity Fund) and the GE RSP Income Fund (formerly known as the GE S&S Income Fund). The investment professionals at GEAM and its predecessors have managed GE’s pension assets since 1928. As of December 31, 2013, GEAM had approximately $119 billion of assets under management, of which approximately $22 billion was invested in mutual funds.

Personnel of each of the Funds, GEAM, GE Investment Distributors, Inc. and each sub-adviser are subject to a code of ethics, pursuant to Rule 17j-1 under the 1940 Act (and also pursuant to Rule 204A-1 under the Advisers Act with respect to GEAM and each sub-adviser), which establishes procedures for personal investing and restricts certain transactions by persons subject to the code. Personnel subject to the code of ethics are permitted to invest in securities, including securities that may be purchased or held in the particular portfolios of the Company, if they follow procedures outlined in the code.

GEAM Investment Advisory, Administration and Sub-Administration Agreements. The duties and responsibilities of GEAM are specified in investment advisory and administration agreements (the “advisory agreements”) between GEAM and the Company on behalf of each Fund. Under the advisory agreements, GEAM, subject to the supervision of the Board, provides a continuous investment program for each Fund’s assets, including investment research and management. GEAM determines from time to time what investments are purchased, retained or sold by the Funds and places purchase and sale orders for the Funds’ investments. GEAM provides the Company with all executive, administrative, clerical and other personnel necessary to operate each Fund, and pays salaries and other employment-related costs of employing these persons. GEAM furnishes the Company and each Fund with office space, facilities, and equipment and pays the day-to-day expenses related to the operation of such space, facilities and equipment. GEAM, as administrator, also: (1) maintains the books and records of each Fund; (2) prepares reports to shareholders of each Fund; (3) prepares and files tax returns for each Fund; (4) assists with the preparation and filing of reports and the Company’s registration statement with the SEC; (5) provides appropriate officers for the Company; (6) provides administrative support necessary for the Board to conduct meetings; and (7) supervises and coordinates the activities of other service providers, including independent auditors, legal counsel, custodians, accounting service agents, and transfer agents. Under a separate sub-administration agreement, GEAM has delegated certain administrative functions as of October 1, 2013 to State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111 (“State Street Bank”).

GEAM is generally responsible for employing sufficient staff and consulting with other persons that it determines to be necessary or useful in the performance of its obligations under the advisory agreements. The advisory agreements obligate GEAM to provide services in accordance with each Fund’s investment objectives, policies and restrictions as stated in the Company’s current registration statement, as amended from time to time, and to keep the Company informed of developments materially affecting each Fund, including furnishing the Company with whatever information and reports that the Board reasonably requests.

Other than those expenses expressly assumed by GEAM, as described above, each Fund is responsible under the advisory agreement relating to it for paying all expenses incurred in its operations and all of the Company’s general administrative expenses allocated to it. These include, but are not limited to: (1) share redemption expenses, (2) shareholder servicing costs, (3) expenses of any shareholder servicing plans or distribution plans adopted by the Board, (4) custody expenses, (5) transfer agency and recordkeeping expenses, (6) brokerage fees and commissions, (7) taxes, (8) federal and state registration fees, (9) expenses of preparing, printing and distributing prospectuses to regulators and existing shareholders, (10) expenses of shareholder and Board meetings, (11) fees of disinterested directors, (12) expenses of preparing and distributing proxy materials, (13) fees of parties unaffiliated with GEAM for valuing portfolio securities and computing net asset values for Funds, (14) legal fees, (15) auditors fees, (16) insurance premiums, and (17) membership dues in industry associations.

The advisory agreements permit GEAM, subject to the approval of the Board and other applicable legal requirements, to enter into any advisory or sub-advisory agreement with affiliated or unaffiliated entities whereby such entity would perform some or all of GEAM’s responsibilities under one or more of the advisory agreements. In this event, GEAM remains responsible for ensuring that these entities perform the services that each undertakes pursuant to a sub-advisory agreement.

The advisory agreements provide that GEAM may render similar advisory and administrative services to other clients so long as when Funds or any other clients served by GEAM are prepared to invest in or desire to dispose of the same security, available investments or opportunities for sales will be allocated in a manner believed by GEAM to be equitable to the Fund, the services that it provides under the agreements are not impaired thereby. The advisory agreements also provide that GEAM shall not be liable for any error of judgment or mistake of law or for any loss incurred by a Fund in connection with GEAM’s services pursuant to the agreements, except for (1) willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreements, and (2) to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation.

Each advisory agreement is effective from its date of execution, and continues in effect for an initial two-year term and will continue from year to year thereafter so long as its continuance is approved annually by (a) the Board, or (b) the vote of a majority of the relevant Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a vote of the majority of the directors who are not parties to the agreement or interested persons (as that term is defined in the 1940 Act) of any party to the agreement, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The advisory agreements are not assignable and each may be terminated without penalty by either the Company or GEAM upon no more than sixty days nor less than thirty days written notice to the other or by the Board of the Company or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the applicable Fund.

The advisory agreements governing the investment advisory services furnished to the Company by GEAM provide that, if GEAM ceases to act as the investment adviser to the Company, at GEAM’s request, the Company’s license to use the initials “GE” will terminate and the Company will change the name of the Company and the Funds to a name not including the initials “GE.”

Advisory Fee Rates.

Method of Calculating Advisory Fees. Each Fund pays GEAM a fee for advisory and administrative services (“Management Fee”). The Management Fee is deducted daily from the assets of each of the Funds and paid to GEAM monthly. The Management Fee for the Real Estate Securities Fund declines incrementally as Fund assets increase. This means that investors pay a reduced fee rate with respect to Fund assets over a certain level or “breakpoint”. The Management Fees payable to GEAM are based on the average daily net assets of each Fund at the following annual rates:

U.S. Equity Fund	0.55%
S&P 500 Index Fund[1]	0.35%
Premier Growth Equity Fund	0.65%
Core Value Equity Fund	0.65%
Small-Cap Equity Fund	0.95%
Income Fund	0.50%
Total Return Fund	0.35%
Real Estate Securities Fund	0.85 0.80 0.75	% first $100,000,000 % next $100,000,000 % over $200,000,000

[1]	GEAM has entered into contractual arrangements with the Company to limit the Management Fee charged to the S&P 500 Index Fund to 0.30% of the average daily net assets of the S&P 500 Index Fund (the “Management Fee Limitation Agreement”). Unless terminated or amended, the Management Fee Limitation Agreement will continue in effect until April 30, 2015. The fee waiver will terminate automatically if the Management Fee Limitation Agreement terminates. The Management Fee Limitation Agreement can be amended or terminated only with the approval of the Company’s Board of Directors and GEAM.

GEAM has a contractual arrangement with the Company to waive a portion of its Management Fee charged to a Fund in an amount equal to the Management Fee payable to GEAM by the GE Institutional Money Market Fund with respect to a Fund’s cash holdings invested in the GE Institutional Money Market Fund, if any. Such contractual management fee waiver arrangement will extend through April 30, 2015, and can be amended or terminated only with the approval of the Company’s Board of Directors and GEAM.

Advisory Fees Paid.

Total Annual Advisory Fees Paid. This table shows the total dollar amounts of advisory fees that each Fund paid to the Adviser (and that were waived/reimbursed) for each of the last three fiscal years ending on December 31:

Fund	Total Management Fees for Fiscal Year ended December 31, 2013	Total Waived/ Reimbursed for Fiscal Year ended December 31, 2013	Total Management Fees for Fiscal Year ended December 31, 2012	Total Waived/ Reimbursed for Fiscal Year ended December 31, 2012	Total Management Fees for Fiscal Year ended December 31, 2011	Total Waived/ Reimbursed for Fiscal Year ended December 31, 2011
U.S. Equity Fund	$178,428	$(891)	$172,528	$(893)	$192,242	$(1,200)
S&P 500 Index Fund	$682,011	$(101,534)	$669,269	$(99,594)	$699,507	$(103,317)
Premier Growth Equity Fund	$246,611	$(1,399)	$248,222	$(1,422)	$278,392	$(1,630)
Core Value Equity Fund	$109,425	$(541)	$105,241	$(594)	$117,789	$(627)
Small-Cap Equity Fund	$436,871	$(2,656)	$427,871	$(16,028)	$488,246	$(108,701)
Income Fund	$189,894	$(3,924)	$241,429	$(8,213)	$262,851	$(6,226)
Total Return Fund[1]	$10,396,089	$(158,414)	$13,730,074	$(317,746)	$13,977,429	$(356,315)
Real Estate Securities Fund	$790,605	$(1,364)	$667,575	$(1,227)	$666,023	$(1,535)

[1]	Effective January 23, 2013, the Fund’s Management Fee was reduced from 0.50% to 0.35% as a result of the Fund’s portfolio restructuring that changed the investment management of the Fund’s underlying strategies from active management to passive management.

Manager of Managers Structure

In order for GEAM to delegate portfolio management duties to a sub-adviser with respect to a Fund as permitted by the advisory agreement between GEAM and that Fund, the 1940 Act requires that the sub-advisory agreement be approved by the shareholders of that Fund. Specifically, Section 15(a) of the 1940 Act makes it unlawful for any person to act as an investment adviser (including as a sub-adviser) to a mutual fund, such as the Funds, except pursuant to a written contract that has been approved by shareholders of the fund.

On July 28, 2009, GEAM, the Company, and certain other investment companies advised by GEAM received an exemptive order (the “Order”) from the SEC granting certain exemptions from Section 15(a) of the 1940 Act and certain rules thereunder and from certain disclosure obligations under various rules and forms. The exemptive relief granted by the Order would, upon shareholder approval of the “manager of managers” structure, enable GEAM and the Board to operate with greater efficiency by allowing GEAM, subject to Board approval, to retain and replace unaffiliated sub-advisers, and enter into and amend sub-advisory agreements with unaffiliated sub-advisers, without incurring the expense and delays of obtaining shareholder approval.

Shareholders of the Small-Cap Equity Fund, Total Return Fund, and Real Estate Securities Fund approved such “manager of managers” structure at a shareholder meeting held on August 6, 2008, April 9, 2009, and March 22, 2006, respectively. Shareholders of each of the other Funds approved the “manager of managers” structure at a shareholder meeting held on April 1, 2011.

Current Sub-Advisers

S&P 500 Index Fund

SSgA Funds Management, Inc. (SSgA FM). GEAM has retained SSgA FM to provide day-to-day portfolio management to the S&P 500 Index Fund. SSgA FM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2013, SSgA FM had approximately $334.95 billion in assets under management. SSgA FM and other advisory affiliates of State Street Corporation make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. As of December 31, 2013, SSgA had approximately $2.34 trillion in assets under management. For fiscal years ended December 31, 2013, 2012 and 2011, sub-advisory fees of $87,944, $86,488 and $89,943, respectively, were paid to SSgA FM.

Sub-Advisory Agreement. Prior to May 1, 2001, State Street Bank and Trust Company, acting through its SSgA division, was the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM effective July 24, 1997. This investment sub-advisory agreement was approved by the Board, including a majority of independent directors, at a meeting held for that purpose on June 4, 1997 and by the Fund’s shareholders on July 23, 1997. Effective May 1, 2001, SSgA FM became the investment sub-adviser to the S&P 500 Index Fund pursuant to an investment sub-advisory agreement with GEAM. This investment sub-advisory agreement was approved by the Board, including a majority of independent directors, at a meeting held for that purpose on April 20, 2001.

The sub-advisory agreement with SSgA FM is not assignable and may be terminated without penalty by the sub-adviser or GEAM upon sixty (60) days written notice to the other or by the Board or by the vote of a majority of the Fund’s outstanding voting securities upon sixty (60) days written notice to the sub-advisor.

The sub-advisory agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Company or its shareholders or by GEAM in connection with its services pursuant to the agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties and obligations under the agreement.

Real Estate Securities Fund and Total Return Fund

CenterSquare Investment Management, Inc. (“CenterSquare”) (formerly known as Urdang Securities Management, Inc.). GEAM has retained CenterSquare as sub-adviser for the Real Estate Securities Fund. From May 1, 2009 through January 22, 2013, GEAM retained CenterSquare to manage a portion of the Total Return Fund’s assets allocated to real estate-related investments. CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc. (“CenterSquare Holdings”). CenterSquare Holdings is wholly owned by The Bank of New York Mellon Corporation (“BNY Mellon”) and operates as part of BNY Mellon’s Investment Management Division. As a wholly owned subsidiary of CenterSquare Holdings, CenterSquare is a second tier subsidiary of BNY Mellon. CenterSquare is located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462. CenterSquare is a registered investment adviser that was formed in 1995 to focus exclusively on opportunities in the real estate securities market, including publicly traded real estate investment trusts (REITs). As of December 31, 2013, CenterSquare managed accounts invested in publicly traded real estate securities with assets in the aggregate totaling approximately $6.0 billion. For the fiscal years ended December 31, 2013, 2012 and 2011, sub-advisory fees were paid to CenterSquare in the amount of $431,615, $339,744 and $333,436, respectively, with respect to the Real Estate Securities Fund and $8,350, $136,173 and $137,240, respectively, with respect to the Total Return Fund. The sub-advisory agreement with CenterSquare with respect to the Total Return Fund was terminated following the restructuring of the Total Return Fund in January 2013.

Sub-Advisory Agreement. CenterSquare is the investment sub-adviser to the Real Estate Securities Fund pursuant to an investment sub-advisory agreement with GEAM effective April 1, 2006. This investment sub-advisory agreement was approved by the Board (including a majority of the independent directors) at a meeting held for that purpose on January 26, 2006 and by the Fund’s shareholders on March 22, 2006. GEAM terminated the sub-advisory agreement with CenterSquare relating to the Total Return Fund effective at the close of business on January 22, 2013.

The sub-advisory agreement with CenterSquare is not assignable and may be terminated without penalty by the sub-adviser or GEAM upon sixty (60) days written notice to the other or by the Board or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the Fund.

The sub-advisory agreement provides that the sub-adviser may render similar advisory and administrative services to other clients so long as the services that it provides under the agreement are not impaired thereby. The sub-advisory agreement also provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its shareholders or by GEAM in connection with its services pursuant to the agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreement.

Small-Cap Equity Fund and Total Return Fund

GEAM has engaged the following investment sub-advisers to each manage a portion of the Small-Cap Equity Fund: Palisade Capital Management, L.L.C. (“Palisade”), Champlain Investment Partners, LLC (“Champlain”), GlobeFlex Capital, LP (“GlobeFlex”), Kennedy Capital Management, Inc. (“Kennedy”) and SouthernSun Asset Management, LLC (“SouthernSun”). GEAM retained Palisade from June 10, 2010 through January 22, 2013 to manage a portion of the Total Return Fund’s assets allocated to small-cap equity investments. For the fiscal years ended December 31, 2013, 2012 and 2011, the aggregate sub-advisory fees paid to the foregoing sub-advisers was $281,074, $277,547 and $315,616, with respect to the Small-Cap Equity Fund for each respective period. For the fiscal years ended December 31, 2013, 2012 and 2011, GEAM paid sub-advisory fees of $12,452, $188,675 and $170,526, to Palisade for its investment sub-advisory services to the Total Return Fund for each respective period.

Palisade, having its principal office located at One Bridge Plaza, Fort Lee, New Jersey 07024, provides a continuous investment program with respect to those Fund assets allocated to Palisade by GEAM, which may be changed from time to time at the sole discretion of GEAM (“Allocated Assets”). Palisade is registered as an investment adviser under the Advisers Act, and was formed in 1995 to focus on managing small-cap strategies with a focus on a core style of investment. As of December 31, 2013, Palisade had over $4.6 billion in assets under management. Prior to October 1, 2008, Palisade had served as the sole sub-adviser to the Small-Cap Equity Fund since the Fund’s inception in April of 2000. GEAM terminated the sub-advisory agreement with Palisade relating to the Total Return Fund effective at the close of business on January 22, 2013, when the Total Return Fund was restructured to a passive management strategy.

Champlain, having its principal office located at 180 Battery Street, Burlington, Vermont 05401, provides a continuous investment program with respect to Champlain’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Champlain is registered as an investment adviser under the Advisers Act, and was formed in 2004 to focus on managing core small and mid-cap strategies. As of December 31, 2013, Champlain had over $6.03 billion in assets under management. Champlain has served as one of the sub-advisers to the Small-Cap Equity Fund since October 1, 2008.

GlobeFlex, having its principal office located at 4365 Executive Drive, Suite 720, San Diego, California 92121, provides a continuous investment program with respect to GlobeFlex’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. GlobeFlex is registered as an investment adviser under the Advisers Act, and was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. As of December 31, 2013, GlobeFlex had over $3.8 billion in assets under management. GlobeFlex has served as one of the sub-advisers to the Small-Cap Equity Fund since October 1, 2008.

Kennedy, having its principal office located at 10829 Olive Boulevard, St. Louis, Missouri 63141, provides a continuous investment program with respect to Kennedy’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. Kennedy is registered as an investment adviser under the Advisers Act, and was formed and founded in 1980 to provide customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as high-net-worth individuals. Kennedy specializes in the small and mid-cap asset classes. As of December 31, 2013, Kennedy had approximately $5.66 billion in both discretionary and non-discretionary assets under management. Kennedy has served as one of the sub-advisers to the Small-Cap Equity Fund since September 13, 2010.

SouthernSun, having its principal office located at 6070 Polar Avenue, Suite 300, Memphis, Tennessee 38119, provides a continuous investment program with respect to SouthernSun’s Allocated Assets, which may be changed from time to time at the sole discretion of GEAM. SouthernSun is registered as an investment adviser under the Advisers Act, and was formed in 1989 to focus on both U.S. and international value small and mid-cap companies, serving the institutional marketplace. As of December 31, 2013, SouthernSun had over $5.3 billion in assets under management. SouthernSun has served as one of the sub-advisers to the Small-Cap Equity Fund since October 1, 2008.

Sub-Advisory Agreements. At a shareholders meeting held on August 6, 2008, the shareholders of the Small-Cap Equity Fund approved separate sub-advisory agreements between GEAM and each of Champlain, GlobeFlex and SouthernSun, and an amended and restated sub-advisory agreement with Palisade, each which became effective on October 1, 2008. At a special meeting held on July 30, 2010, the Board approved a new sub-advisory agreement between GEAM and SouthernSun and at a regular meeting held on September 10, 2010, the Board approved a new sub-advisory agreement between GEAM and Kennedy. At a regular meeting held on March 6, 2014, the Board approved a new sub-advisory agreement between GEAM and SouthernSun.

Each respective sub-advisory agreement with each of Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun is not assignable and may be terminated without penalty by either the sub-adviser or GEAM upon 60 days’ written notice to the other or by the Board, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to the sub-adviser. Each sub-advisory agreement provides that respective sub-adviser may render similar sub-advisory services to other clients so long as the services that it provides under the sub-advisory agreement are not impaired thereby. Each sub-advisory agreement also provides that a sub-adviser shall not be liable for any loss incurred by the Fund except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the respective sub-advisory agreement.

Total Return Fund

BlackRock Investment Management, LLC (BlackRock). GEAM has engaged BlackRock to provide day-to-day portfolio management to the Total Return Fund effective January 23, 2013. BlackRock, having its principal office located at 1 University Square, Princeton, NJ 08540, provides sub-advisory services to the Total Return Fund and is an indirect wholly-owned subsidiary of BlackRock, Inc. BlackRock is responsible for determining the composition of the Total Return Fund’s portfolio of investment securities, subject to the direction and control of the Board and in accordance with the Total Return Fund’s principal investment strategies. BlackRock’s responsibilities include furnishing investment research and advice and implementing a continuous investment program for the Total Return Fund. BlackRock is also responsible for taking steps necessary to implement the investment program through the purchase, sale and exchange of securities and other investments, and for providing regular reports to the Board. As of December 31, 2013, BlackRock, Inc. had approximately $4.32 trillion in assets under management. Because BlackRock was retained as a new sub-adviser to the Total Return Fund effective January 23, 2013, no sub-advisory fees were paid to BlackRock for the two fiscal years ended December 31, 2011 or December 31, 2012. For the fiscal year ended December 31, 2013, GEAM paid sub-advisory fees of $627,175 to BlackRock for its investment sub-advisory services to the Total Return Fund.

Sub-Advisory Agreement. BlackRock is the investment sub-adviser to the Total Return Fund pursuant to an investment sub-advisory agreement with GEAM effective January 23, 2013. This investment sub-advisory agreement was approved by the Board (including a majority of the independent directors) at a meeting held on December 17, 2012.

The sub-advisory agreement with BlackRock is not assignable and may be terminated without penalty by the sub-adviser or GEAM upon sixty (60) days written notice to the other or by the Board or by the vote of a majority of the outstanding shares of the class of stock representing an interest in the Fund.

The sub-advisory agreement provides that the sub-adviser may render similar advisory and administrative services to other clients so long as the services that it provides under the agreements are not impaired thereby. The sub-advisory agreement also provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its shareholders or by GEAM in connection with its services pursuant to the agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties or obligations under the agreement.

Securities Activities of GEAM and the Sub-Advisers

Securities held by the Funds also may be held by other funds or separate accounts for which the investment adviser, GEAM and/or each of the sub-advisers – BlackRock, Champlain, GlobeFlex, Kennedy, Palisade, SouthernSun, SSgA FM and/or CenterSquare (each a “Sub-Adviser” and collectively, the “Sub-Advisers”) act as an adviser. Because of different investment objectives or other factors, a particular security may be bought by GEAM and/or the Sub-Advisers for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of GEAM and/or a Sub-Adviser arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of GEAM and/or any Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when GEAM and/or a Sub-Adviser (under the supervision of the Board) deems the purchase or sale of a security to be in the best interests of the Company as well as other funds or accounts for which GEAM and/or the Sub-Adviser acts as an adviser, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Company with those to be sold or purchased for other funds or accounts in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by GEAM and/or a Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Company and to such other funds or accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

Service Arrangements

GENPACT (formerly GE Capital International Services), formerly provided the Funds with various administration and tax reporting services, which were terminated following the engagement of State Street Bank as the Funds’ sub-administrator in October of 2013. Such services included, but were not limited to, the preparation of financial statements, Forms N-CSR, N-SAR, N-Q and 24f-2, as well as certain tax reporting and accounting oversight. The Funds paid GENPACT an annual fee for their services that was allocated pro rata among the Funds based on net assets. The amounts paid by the Funds for the services provided by GENPACT for the following years ended December 31, were as follows:

Fund	2013	2012	2011
U.S. Equity Fund	$420	$554	$638
S&P 500 Index Fund	$2,400	$3,203	$3,466
Premier Growth Equity Fund	$519	$697	$730
Core Value Equity Fund	$216	$293	$365
Small-Cap Equity Fund	$595	$795	$730
Income Fund	$696	$924	$1,003
Total Return Fund	$35,424	$52,289	$41,245
Real Estate Securities Fund	$975	$1,296	$1,095

Under a sub-administration agreement, GEAM has delegated certain administrative functions as of October 1, 2013 to State Street Bank. Under the sub-administration agreement, State Street Bank performs certain back office services to support GEAM, including among other things, furnishing financial and performance information about the Funds for inclusion in regulatory filings and Board and shareholder reports; preparing regulatory filings, Board materials, and tax returns; performing expense and budgeting functions; performing tax compliance testing; and maintaining books and records. The amounts paid by the Funds for the services provided by State Street Bank for the year ended December 31, 2013 were as follows:

Fund	2013
U.S. Equity Fund	$190
S&P 500 Index Fund	$808
Premier Growth Equity Fund	$252
Core Value Equity Fund	$75
Small-Cap Equity Fund	$566
Income Fund	$114
Total Return Fund	$11,938
Real Estate Securities Fund	$328

Investor Service Plan – Total Return Fund (Classes 1 and 3 shares)

The Company has adopted an Investor Service Plan (the “Service Plan”) with respect to each of Class 1 and Class 3 shares of the Total Return Fund. The Service Plans were not adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Company may compensate insurance companies (“Insurers”) issuing variable annuity contracts (“Contracts”) and/or variable life insurance policies (“Policies”) that offer Class 1 or Class 3 shares of the Total Return Fund as an investment option or other parties that have entered into an Investor Service Agreement with the Company pursuant to which the Insurer or other party has agreed to perform certain investor services specified therein necessary to administer the Contracts and Policies (including account maintenance, record keeping services and administrative services) and to facilitate the Company’s provision of services to investors in Class 1 or Class 3 shares, respectively. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Total Return Fund with respect to Class 1 and Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 and Class 3 shares, respectively.

The Service Plan with respect to Class 1 shares of the Total Return Fund was originally adopted by the Board on December 9, 2005, as subsequently amended, and therefore, for the periods ended December 31, 2013, 2012 and 2011, $2,059,938, $2,053,415 and $2,193,959, respectively, were paid under the Service Plan. The Service Plan with respect to Class 3 shares of the Total Return Fund, was adopted by the Board on February 25, 2009 and became effective on May 1, 2009, For the periods ended December 31, 2013, 2012 and 2011, $3,734,805, $3,438,652 and $3,379,456, respectively, were paid under the Class 3 Service Plan.

Each Service Plan will continue in effect from year to year so long as such continuance is approved annually by the Board. Each Service Plan remains in effect for successive one-year periods unless otherwise terminated (1) upon mutual agreement of GEAM and the Insurer, (2) by either GEAM or the Insurer at the end of any one-year term by written notice to the other party at least 30 days before the end of such term, and (3) automatically upon the termination of the participation agreement between the Company and the Insurer pursuant to which the shares of the Total Return Fund are offered to separate accounts of the Insurer or upon the termination of the Service Plan.

Distribution and Service (12b-1) Plans

The Company has adopted a Distribution and Service Plan under Rule 12b-1 under the 1940 Act with respect to Class 1 and Class 3 shares of the Total Return Fund (each, a “12b-1 Plan”). Under the 12b-1 Plans for Class 1 and Class 3 shares, payments made under the respective Service Plan for such class of shares are covered in the event that any portion of compensation paid pursuant to such Service Plan is determined to be an indirect use of the assets attributable to that class of shares to finance distribution of such shares.

Furthermore, pursuant to the 12b-1 Plan for Class 3 shares, the Company may compensate GEID, the Company’s principal underwriter, for providing the sales services and investor services (including account maintenance, record keeping services and administrative services) specified therein up to the following rate of the average daily net assets of the Total Return Fund attributable to its Class 3 shares – 0.25%. GEID has agreed to provide such sales services and investor services to Class 3 shares of the Total Return Fund pursuant to the terms of the Distribution Agreement between the Company and GEID with respect to such shares. Furthermore, GEID has engaged Capital Brokerage Corporation (“CBC”), the principal underwriter/distributor of the Contracts and Policies indirectly invested in Class 3 shares of the Total Return Fund, to provide such sales services and investor services pursuant to the terms of the Fund Marketing and Investor Service Agreement between GEID and CBC.

The inception date for the Class 1 12b-1 Plan was May 1, 2009 and the inception date for the Class 3 12b-1 Plan was May 1, 2006. Prior to closure of Class 2 shares in June 2011, there also was a Class 2 12b-1 Plan. During the fiscal period ended December 31, 2011 the Total Return Fund—Class 2 shares paid $21,986 to GEID for distribution and shareholder servicing under its 12b-1 Plan, with the full amount of $21,986 being spent by GEID for compensation to broker dealers. During the fiscal period ended December 31, 2013, 2012 and 2011, the Total Return Fund – Class 3 shares paid $4,668,507, $4,299,869 and $4,224,320, respectively, to GEID for distribution and shareholder servicing under its 12b-1 Plan, with the full amount of $4,668,507, $4,299,869 and $4,224,320, respectively, being spent by GEID for compensation to broker-dealers. Each 12b-1 Plan will continue in effect with respect to its applicable class of shares of the Total Return Fund from year to year so long as such continuance is approved annually by the Board and by those directors who are not “interested persons” (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreements related to the 12b-1 Plan (the “Independent Directors”). Each 12b-1 Plan may be terminated with respect to its applicable class of shares at any time by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding shares of such class.

Administrative Services Agreement

GEAM has entered into an Administrative Services Agreement with Insurers offering variable annuity contracts and variable life insurance policies invested in the Total Return Fund pursuant to which the Insurer has agreed to provide certain services in the nature of “personal service and/or the maintenance of shareholder accounts” as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein to GEAM, the Company and the Total Return Fund. To compensate the Insurers for providing such administrative services, GEAM has agreed to pay the Insurers an amount equal to 0.076% (for Class 1 shares) and 0.05% (for Class 3 shares) of the average daily net assets attributable to the Total Return Fund. The Administrative Services Agreement remains in effect for successive one-year periods unless otherwise terminated. The Administrative Services Agreement may be terminated (1) upon mutual agreement of GEAM and the Insurer, (2) either GEAM or the Insurer at the end of any one-year term by written notice to the other party at least 30 days before the end of such term, and (3) automatically upon the termination of the participation agreement between the Company and the Insurer pursuant to which the shares of the Total Return Fund are offered to separate accounts of the Insurer.

Portfolio Managers – Other Accounts Managed

The following table identifies for each Fund: (i) the portfolio managers identified in the Prospectuses who are primarily responsible for the day-to-day management of the Funds, (ii) the number of registered investment companies managed by each portfolio manager on a day-to-day basis (excluding the subject Fund) and the corresponding total assets managed in such investment companies, (iii) the number of other pooled investment vehicles managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such pooled investment vehicles, (iv) the number of other accounts managed by each portfolio manager on a day-to-day basis and the corresponding total assets managed in such other accounts, (v) for each of the foregoing categories, the number of accounts and total assets in the accounts whose fees are based on performance, if any, and (vi) the dollar range of a Fund’s securities owned by each such Fund’s portfolio manager, if any. Where a Fund is managed by a Sub-Adviser, the Sub-Adviser is set forth beside the Fund’s name in the table below. Except where otherwise stated, no performance fees are paid for the accounts listed below. All information, unless otherwise noted, is provided as of December 31, 2013.

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

U.S. Equity Fund

David B. Carlson	9 Other Registered Investment Companies with $4.9 billion in total assets managed.[1]	1 Pooled Investment Vehicle with $64.7 million in total assets managed. [1]	14 Other Accounts with $3.5 billion in total assets managed, of which the fee for 1 account with $19.4 million in total assets is based on the performance of the accounts. [1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

U.S. Equity Fund

Stephen V. Gelhaus	10 Other Registered Investment Companies with $3.2 billion in total assets managed.[1]	1 Other Pooled Investment Vehicle with $107.9 million in total assets managed.[1]	9 Other Accounts with $2.6 billion in total assets managed, of which the fee for 1 account with $32.4 million in total assets is based on the performance of the account.[1]	None

Paul C. Reinhardt	7 Other Registered Investment Companies with $1.3 billion in total assets managed.[1]	1 Other Pooled Investment Vehicle with $43.2 million in total assets managed.[1]	7 Other Accounts with $1.7 billion in total assets managed, of which the fee for 1 account with $12.9 million in total assets is based on the performance of the account.[1]	None

S&P 500 Index Fund (Sub-Advised by SSgA FM)

Karl A. Schneider, CAIA	113 Other Registered Investment Companies with $163.95 billion in total assets managed.	261 Other Pooled Investment Vehicles with $408.54 billion in total assets managed.	501 Other Accounts with $476.58 billion in total assets managed.	None

S&P 500 Index Fund (Sub-Advised by SSgA FM)

John Tucker, CFA	113 Other Registered Investment Companies with $163.95 billion in total assets managed.	261 Other Pooled Investment Vehicles with $408.54 billion in total assets managed.	501 Other Accounts with $476.58 billion in total assets managed.	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Premier Growth Equity Fund

David B. Carlson	9 Other Registered Investment Companies with $4.9 billion in total assets managed. [1]	1 Other Pooled Investment Vehicle with $64.7 million in total assets managed. [1]	14 Other Accounts with $2.7 billion in total assets managed, of which the fee for 1 account with $19.4 million in total assets is based on the performance of the account.[1]	None

Core Value Equity Fund

Paul C. Reinhardt	7 Other Registered Investment Companies with $1.3 billion in total assets managed.[1]	1 Other Pooled Investment Vehicle with $43.2 million in total assets managed.[1]	7 Other Accounts with $1.7 billion in total assets managed, of which the fee for 1 account with $12.9 million in total assets is based on the performance of the account.[1]	None

Stephen V. Gelhaus	10 Other Registered Investment Companies with $3.2 billion in total assets managed.[1]	1 Other Pooled Investment Vehicle with $107.9 million in total assets managed.[1]	9 Other Accounts with $2.6 billion in total assets managed, of which the fee for 1 account with $32.4 million in total assets is based on the performance of the account.[1]	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Small-Cap Equity Fund

Mike Cervi [2]	0 Other Registered Investment Companies with $-0- in total assets managed.	0 Other Pooled Investment Vehicles with $-0- in total assets managed.	0 Other Accounts with $-0- in total assets managed.	None

David Wiederecht [2]	0 Other Registered Investment Companies with $-0- in total assets managed.	0 Other Pooled Investment Vehicles with $-0- in total assets managed.	0 Other Accounts with $-0- in total assets managed.	None

Small-Cap Equity Fund (Sub-Advised by Palisade)

Marc Shapiro	2 Other Registered Investment Companies with $464.17 million in total assets managed.	1 Other Pooled Investment Vehicle with $ 1.03 million in total assets managed.	7 Other Accounts with $696.12 million in total assets managed.	None

Dennison T. Veru	2 Other Registered Investment Companies with $464.17 million in total assets managed.	0 Other Pooled Investment Vehicles with $0 in total assets managed.	114 Other Accounts with $845 million in total assets managed.	None

Small-Cap Equity Fund (Sub-Advised by Champlain)

Scott Brayman	5 Other Registered Investment Companies with $3.36 billion in total assets managed.	3 Other Pooled Investment Vehicles with $538.35 million in total assets managed.	64 Other Accounts with $2.11 billion in total assets managed.	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Small-Cap Equity Fund (Sub-Advised by GlobeFlex)

Robert Anslow	2 Other Registered Investment Companies with $496 million in total assets managed.	3 Other Pooled Investment Vehicles with $283 million in total assets managed.	43 Other Accounts with $3.09 billion in total assets managed, of which the fees for 3 accounts with $564 million in total assets are based on the performance of the accounts.	None

Small-Cap Equity Fund (Sub-Advised by Kennedy)

Frank Latuda, Jr., CFA	2 Other Registered Investment Companies and 1 UCITS totaling $274.3 million in total assets managed.	1 Other Pooled Investment Vehicle with $1.7 million in total assets managed.	217 Other Accounts with $1.46 billion in total assets managed.	None

Small-Cap Equity Fund (Sub-Advised by SouthernSun)

Michael Cook	4 Other Registered Investment Companies with $1,407.76 million in total assets managed.	4 Other Pooled Investment Vehicles with $69.28 million in total assets managed, of which the fee for 1 account with $4.65 million in total assets is based on the performance of the account.	2,846 Other Accounts with $3.83 million in total assets managed.	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Income Fund

William M. Healey	4 Other Registered Investment Companies with $1.1 billion in total assets managed.[1]	0 Other Pooled Investment Vehicles with $-0- million in total assets managed.[1]	19 Other Accounts with $8.09 billion in total assets managed.[1]	None

Mark H. Johnson	4 Other Registered Investment Companies with $1.1 billion in total assets managed.[1]	0 Other Pooled Investment Vehicles with $-0- in total assets managed.[1]	15 Other Accounts with $2.94 billion in total assets managed.[1]	None

Total Return Fund

Jeffrey Palma [2]	0 Other Registered Investment Companies with $-0- in total assets managed.	0 Other Pooled Investment Vehicles with $-0- in total assets managed.	0 Other Accounts with $-0- in total assets managed.	None

David Wiederecht [2]	0 Other Registered Investment Companies with $-0- in total assets managed.	0 Other Pooled Investment Vehicles with $-0- in total assets managed.	0 Other Accounts with $-0- in total assets managed.	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Total Return Fund

Alan Mason	19 Other Registered Investment Companies with $5.48 billion in total assets managed.	636 Other Pooled Investment Vehicles with $366.4 billion in total assets managed.	944 Other Accounts with $298.8 billion in total assets managed.	None

Christopher Bliss, CFA, CPA	59 Other Registered Investment Companies with $59.68 billion in total assets managed.	127 Other Pooled Investment Vehicles with $284.0 billion in total assets managed.	185 Other Accounts with $571.9 billion in total assets managed.	None

Greg Savage, CFA**	246 Other Registered Investment Companies with $547.2 billion in total assets managed.	85 Other Pooled Investment Vehicles with $37.15 billion in total assets managed.	13 Other Accounts with $527.5 billion in total assets managed.	None

Scott Radell, CFA	74 Other Registered Investment Companies with $128.7 billion in total assets managed.	99 Other Pooled Investment Vehicles with $129.7 billion in total assets managed.	71 Other Accounts with $76.04 billion in total assets managed.	None

James Mauro	74 Other Registered Investment Companies with $128.7 billion in total assets managed.	99 Other Pooled Investment Vehicles with $129.7 billion in total assets managed.	71 Other Accounts with $76.04 billion in total assets managed.	None

Karen Uyehara	74 Other Registered Investment Companies with $128.7 billion in total assets managed.	99 Other Pooled Investment Vehicles with $129.7 billion in total assets managed.	71 Other Accounts with $76.04 billion in total assets managed.	None

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

Real Estate Securities Fund (Sub-Advised by CenterSquare)

Dean Frankel, CFA	4 Other Registered Investment Companies with $932 million in total assets managed.	8 Other Pooled Investment Vehicles with $927 million in total assets managed.	38 Other Accounts with $3.76 billion in total assets managed. 9 accounts out of the 38 with a total of $1.35 billion in assets currently have a performance-based fee.	None

Eric Rothman, CFA	2 Other Registered Investment Companies with $282 million in total assets managed.	5 Other Pooled Investment Vehicles with $445 million in total assets managed.	27 Other Accounts with $1.52 billion in total assets managed. 5 accounts out of the 27 with a total of $359 million in assets currently have a performance-based fee.	None

1	Asset amounts include only the portion of each account’s total assets for which the identified portfolio manager is primarily responsible for the day-to-day management.
2	The noted portfolio manager of the Small-Cap Equity Fund and Total Return Fund is responsible for allocating the Fund’s assets to separate teams of portfolio managers and analysts for day-to-day management.

Portfolio Managers – Potential Conflicts of Interest

Portfolio managers at GEAM and at each Sub-Adviser may manage multiple registered investment companies, unregistered investment pools and/or investment accounts, which could raise potential conflicts of interest in the areas described below. Each of GEAM and the Sub-Advisers has policies and procedures in place that are reasonably designed to mitigate these conflicts of interest, which are also described below.

GEAM, Palisade and CenterSquare

Compensation. The compensation paid to GEAM, Palisade or CenterSquare for managing the Funds is based only on a percentage of assets under management. Although a small number of client accounts pay GEAM, Palisade or CenterSquare a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio managers because their compensation is not directly based on fee revenue earned by GEAM, Palisade or CenterSquare on particular accounts.

GEAM may have a conflict of interest in its allocation of assets of the Small-Cap Equity Fund among the various Sub-Advisers. GEAM pays the management fees of the Sub-Advisers from its management fees and, therefore, may have an incentive to allocate more assets to Sub-Advisers with lower fees in order for GEAM to retain more of its management fee.

Research. Execution and research services provided by brokers may not always be utilized in connection with the Funds or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. Each of GEAM, Palisade and CenterSquare allocates brokerage commissions for these services in a manner that each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

IPO Allocation. If a portfolio manager identifies an initial public offering that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, each of GEAM, Palisade and CenterSquarehas adopted procedures to ensure that each allocates shares of initial public offerings to the Funds each advises and other client accounts in a manner in which each believes is fair and equitable and consistent with each of its fiduciary obligations to each of its clients.

Trade Allocation. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other client account, the Funds may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, each of GEAM, Palisade and CenterSquare aggregates orders of the Funds it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with each of its fiduciary obligations to each of its clients.

SSgA FM

A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees – the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM has processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

Champlain

Compensation. All associates and partners have a base salary, along with participation in a discretionary bonus plan. The discretionary bonus is distributed based on individual contribution and overall firm performance. In addition, partners participate in pre-tax profit distributions. All senior members of the investment team are partners and own a minimum of 10% of the firm. The majority of compensation for partners is the distribution of profits and the discretionary bonus plan, aligning both short and long term interests with those of clients.

Research. Champlain obtains research and information services in exchange for client brokerage commissions; these transactions include third party research, Champlain attendance at broker-sponsored industry conferences, and soft dollar payments for data feeds and other analytical services. Clients may pay commissions higher than obtainable from other brokers in return for these products and services. All clients receive the benefit of these services and all trading is done under best execution protocols.

Trade Allocation. Champlain will seek to manage potential conflicts of interest in the following specific respects: (i) Where a potential transaction would benefit more than one client, trades will be bunched where advantageous and allocated pro rata until all participating accounts have been satisfied, or by some other means deemed fair under the circumstances. The firm uses a trading system which facilitates the automated accomplishment of this fair allocation, and the trader instructs the system to adjust the allocation to minimize odd lots. Allocations may not be pro-rata due to individual account restrictions. This may result in a slightly larger allocation in permitted securities to those accounts than would otherwise be warranted by the account assets or no allocation at all if the security violates account guidelines. Also, cash flows in particular accounts may be considered when allocating investment opportunities; and (ii) we ensure that the firm’s Code of Ethics provisions on personal securities trading are followed so that personal trading by employees does not interfere with trading on behalf of clients.

GlobeFlex

GlobeFlex does not believe that any material conflicts of interest should arise in connection with the management of the Fund and other accounts other than the typical conflicts that arise where there are multiple accounts. Those typical conflicts include the limited time that can be devoted to each strategy or account, even when similarly managed, the allocation of investment opportunities that may be limited and the capacity constraints that can limit the efficient effective investment of new cash. Accounts are managed on a team basis, utilizing a systematic process and accounts within the same strategy typically hold the same securities at generally the same proportionate weightings, subject to client restrictions and cash flows. The type of fee schedule pertaining to an account (asset-based and/or performance) does not affect how GlobeFlex manages an account. Lastly, trades are usually blocked and allocated pro rata among participating accounts. GlobeFlex has adopted policies and procedures that are designed to ensure that all clients are treated fairly.

GlobeFlex is the investment manager of two private investment limited partnerships, one for “Accredited Investors,” as defined in Regulation D under the 1933 Act (pursuant to Section 3(c)(1) of the 1940 Act), and one for “Qualified Purchasers,” as defined in Section 2(a)(51) of the 1940 Act (pursuant to Section 3(c)(7) of the 1940 Act). The partnership for Qualified Purchasers (International Small Cap) is managed generally in the same manner as the other institutional portfolios comprising the GlobeFlex International Small Cap Equity composite. The partnership for Accredited Investors (Emerging Markets Small Cap) is managed generally in the same manner as the other institutional portfolios comprising the GlobeFlex Emerging Markets Small Cap Equity composite. GlobeFlex is also the investment manager of an International All Cap Commingled Trust for Qualified Purchasers (Rule 3c-7). The commingled trust (International All Cap) is managed generally in the same manner as the other institutional portfolios comprising the GlobeFlex International All Cap Equity composite.

No special conflicts of interest should exist between GlobeFlex’s client accounts and the limited partnerships or commingled trust because these accounts are part of their respective composites and are generally managed identically to the other accounts in those composites, trades are usually allocated pro-rata, and portfolio managers are not compensated in such a way that would lead to GlobeFlex’s favoring the limited partnerships or the commingled trust over other accounts. GlobeFlex manages portfolios within a composite in a manner intended to minimize performance dispersion. In addition, GlobeFlex does not use brokerage commissions generated by other clients to pay for research or other services used solely for the limited partnerships and/or the commingled trust.

Finally, aside from the reasons stated above, GlobeFlex does not believe any special conflicts of interest will exist between the limited partnerships and/or the commingled trust and the Small-Cap Equity Fund. The Fund is managed pursuant to an investment strategy that is different from the limited partnerships’ and the commingled trust’s and, as such, will be included within a different composite, namely the GlobeFlex U.S. Small Cap Growth Composite.

Compensation. The structure of the compensation of GlobeFlex’s investment team is intended to align with the interests of the Fund and its shareholders. GlobeFlex seeks to incentivize portfolio managers to outperform within structured parameters for stock selection and risk control. All portfolios are managed on a team basis, and compensation is based on the overall success of all accounts under management. There are no special performance-based compensation structures related to any particular accounts under management. GlobeFlex believes its compensation structure minimizes incentives or disincentives that might create any special or material conflicts of interest.

Research. GlobeFlex uses soft dollars to purchase third-party research, the commitment to which is significant at a research-driven firm such as GlobeFlex. GlobeFlex monitors its use of soft dollars, which is intended to fall within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. GlobeFlex seeks to limit its soft commission use to those research and brokerage services and products that GlobeFlex believes facilitate the investment decision making process and otherwise comply with the SEC’s interpretations of Section 28(e). It purchases a variety of proprietary financial data that it then uses in its internal research and portfolio construction systems. Because GlobeFlex does not segregate U.S. and International equity data and other research, GlobeFlex believes that the research it obtains with soft dollars benefits all of its clients, regardless of the strategy (U.S. or International) used to manage any particular account.

IPO Allocation. GlobeFlex does not cause client accounts to participate in IPOs.

Trade Allocation. GlobeFlex has adopted allocation policies intended to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. In order to meet these objectives, GlobeFlex generally aggregates orders of all portfolios where it is buying or selling the same security at the same time. Participating clients generally receive the average price and share execution expenses proportionately. Once GlobeFlex has completed execution and the trades have settled, positions are allocated across all participating accounts on a pro-rata basis. Its methods are consistent with the disclosure in its Form ADV.

Kennedy

Within Kennedy’s Small Cap Value strategy, Mr. Latuda manages a number of separately managed accounts. He also manages separate accounts and a commingled vehicle as well as several non-discretionary model portfolios within the Mid Cap Value strategy. In addition, Mr. Latuda manages separate accounts for the firm in an all cap value strategy and a small/mid (“SMID”) cap value strategy. Certain conflicts may arise as the result of an account’s size, client-imposed restrictions or fee schedule. Investment opportunities are allocated fairly among clients within each strategy managed by Mr. Latuda pursuant to Kennedy’s internal policies and procedures, which also extends to its brokerage practices.

SouthernSun

Compensation. The compensation paid to SouthernSun for managing the Funds is based only on a percentage of assets under management. Although a small number of client account(s) pay SouthernSun a performance-based fee, that fee structure does not present a material conflict of interest for the portfolio manager because his compensation is not directly based on fee revenue earned by SouthernSun on particular accounts.

Research. SouthernSun does not have any formal arrangements or commitments to utilize research, research-related products and other services obtained from broker-dealers or third parties on a soft dollar commission basis. However, SouthernSun does receive research from brokers, but it is under no obligation to trade with any certain broker.

IPO Allocation. In the event SouthernSun participates in any new issues, SouthernSun’s policy and practice is to allocate shares of new issues fairly and equitably among its advisory clients according to its allocation policy so as not to advantage any firm, personal or related account and so as not to favor or disfavor any client, or group of clients, over any other.

Trade Allocation. SouthernSun has adopted a policy for the fair and equitable allocation of transactions with no particular group or client(s) being favored or disfavored over any other clients. SouthernSun’s policy prohibits any allocation of trades in a manner that SouthernSun’s proprietary accounts, affiliated accounts, or any particular client(s) or group of clients receive more favorable treatment than other client accounts. When investing and rebalancing accounts, SouthernSun utilizes a practice of rotational allocation whereby each group of clients with similar investment objectives is systematically queued in priority of trading. Partially completed transactions may also be allocated on a pro-rata or random basis depending on the percentage of order completion.

BlackRock

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Total Return Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Total Return Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Total Return Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Mr. Radell may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Radell may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Portfolio Managers – Compensation

Set forth below are descriptions of the structure of, and methods used to determine, portfolio manager compensation at GEAM and each of the Sub-Advisers.

GEAM

The following compensation structure applies to all GEAM portfolio managers except David B. Carlson, Paul C. Reinhardt, David Wiederecht and Michael J. Solecki:

A portfolio manager’s compensation package includes both fixed (“Base Compensation”) and variable (“Incentive Compensation”) components. In determining the Base Compensation, GEAM seeks to be competitive with its industry peers. GEAM bases each portfolio manager’s Base Compensation on his/her professional experience and responsibilities relative to similarly situated GEAM portfolio managers.

Each portfolio manager is eligible to receive Incentive Compensation annually in the form of variable cash bonuses that are based on quantitative and qualitative factors. Generally, 80% of Incentive Compensation is quantitatively determined, based on the investment performance of the individual portfolio manager and, where applicable, the investment performance of the portfolio manager’s investment team as a whole, over both a one- and three-year time-frame relative to relevant benchmarks. The remaining 20% of Incentive Compensation is based on GE Growth Values which include several qualitative factors, including:

•	Teamwork/Leadership (Inclusiveness) – effectively collaborating, cooperating and managing within the investment team and/or the department;

•	Marketing Support (External Focus) – devoting appropriate time and effort to support the education of clients and consultants on performance and investment methodology;

•	Effective Communication (Clear Thinking) – driving efficient, open and effective sharing of information, data and ideas across the investment team and with the broader organization and clients; and

•	Domain Expertise – leverages expertise to improve internal and external processes by serving as an expert resource for the investment team and clients.

•	Imagination and Courage – generates new and creative ideas and is resourceful and open to change.

With respect to the portfolio managers - David B. Carlson, Paul C. Reinhardt, David Wiederecht and Michael J. Solecki, the following compensation structure applies:

As a Senior Executive of GE, the portfolio manager’s compensation package includes fixed (“Base Compensation”), variable (“Incentive Compensation”) and long-term incentive (e.g. “Stock Options”) components. The portfolio manager’s compensation is impacted by both his or her individual performance and GE’s overall performance in any given year.

The portfolio manager’s Base Compensation is not on an annual increase cycle. The timing and percent of increases varies based on evaluation of the individual on the factors outlined below, GE’s overall performance, as well as other internal and external economic factors (e.g., external pay data for similar types of jobs).

The portfolio manager’s Incentive Compensation is impacted by the size of the bonus pool as well as an evaluation of the individual on the factors outlined below. The size of the GEAM incentive bonus pool in a given year is based upon average overall GE financial results and is not tied directly to GEAM results. From this incentive bonus pool, the portfolio manager’s Incentive Compensation amounts are determined and vary based on evaluation of the individual on the factors outlined below.

The portfolio manager’s long-term incentives (e.g. Stock Options) are granted periodically and awards vary based on evaluation of the individual on the factors outlined below.

The portfolio manager is evaluated on the following four factors:

•	Performance on current job – “Results” – this assessment is based on an understanding of the competencies and behaviors necessary to perform the given job. The evaluation focuses on observable behaviors as well objective measures where possible, including: Portfolio and Mandate Performance for the portfolio manager’s particular Asset Class, Contribution as a Trustee and Senior Leader for the business, Client satisfaction and retention, support of Institutional Marketing and Sales efforts and Leadership of the portfolio manager’s team and across the business;

•	GE Growth Values – these are the values that drive success within the company. Employees are assessed as to how they display and are a role model for the GE Growth Values;

•	Promotability – consideration of an individual’s capacity based on performance, aptitude and demonstrated ability and interest to take on broader responsibilities; and

•	Extraordinary Skills - In limited circumstances, an employee may demonstrate special value to GE by possessing unique knowledge/skill in a specialized area necessary to perform the job that would be extremely difficult to replace.

The following applies to all GEAM portfolio managers:

In addition to the forgoing compensation, GE periodically grants options to purchase shares of GE common stock. GE determines the overall timing, frequency and size of such grants, which it distributes to its subsidiary businesses and provides guidelines for the subsequent grant to individual employees. The pool of GEAM employees eligible for such grants could include portfolio managers; however, no special grants are guaranteed, allocated or anticipated specifically for portfolio managers. The strike price of stock options is the selling price of GE common stock as of the grant date. The strike price, dividend guidelines and vesting schedule are published to recipients by GE at the time of the grant.

All employees hired before December 31, 2010, including portfolio managers, are eligible to participate in GE’s defined benefit plan and its defined contribution plan, which offers participating employees the tax benefits of deferring the receipt of a portion of their cash compensation. All employees hired after December 31, 2010, including portfolio managers, are not eligible to participate in GE’s defined benefit plan, but are eligible to participate in its defined contribution plan. Aside from such plans, deferred compensation is not a regular component of a portfolio manager’s compensation. In the past, GE has periodically offered the opportunity for certain executives (which may include certain portfolio managers) to defer portions of their Base Compensation and Incentive Compensation. These deferral programs are offered and administered at the discretion of GE and provide for the deferral of salary at a specific rate of return, payable upon retirement according to a predetermined payment schedule.

Relocation benefits may be offered to portfolio managers. Determination regarding whether a particular position will include relocation benefits is determined before any candidate is considered and is noted on the position description/advertisement. When relocation is offered, the package is in accordance with GE standard domestic relocation guidelines, a portion of the benefits provided on a pre-tax basis and a portion of the benefits provided on a post-tax basis. Those guidelines vary based on whether an individual is a homeowner or renter – with business discretion regarding inclusion of all the potential package offerings.

SSgA FM

The compensation of SSgA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street Corporation’s performance, SSgA performance, and individual performance. Each year State Street Corporation’s Global Human Resources department participates in compensation surveys in order to provide SSgA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street Corporation and SSgA business results, State Street Corporation allocates an incentive pool to SSgA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member. The incentive pool is allocated to the various functions within SSgA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

CenterSquare

CenterSquare uses two portfolio managers to co-manage the Fund assets. The portfolio managers may manage assets in other managed accounts. CenterSquare pays its portfolio managers competitive salaries.

The components of the compensation structure as it relates to senior investment staff include the following:

•	Base pay: salary is competitive for all businesses across the Bank of New York Mellon’s (BNY Mellon) businesses and geographies; base pay level links pay with performance and reflects the market value of the position, individual performance and company business results

•	Short term income plan: annual cash bonus plan that is primarily based on an individual meeting business unit goals, career development goals and adherence to corporate values along with overall CenterSquare and BNY Mellon Investment Management operating performance

•	Deferred compensation plan: long-term compensation that is made available generally to Senior Executives of the firm; invests in a combination of BNY Mellon stock (4-year vesting period) and in CenterSquare’s Global Real Estate Securities strategy (3-year cliff vesting period).

Total compensation is determined based on a combination of factors, ranging from the individual’s position in the firm, individual employee performance, performance of the firm, and performance of BNY Mellon Investment Management.

Palisade

Palisade seeks to maintain a compensation program that is competitive within its industry. Employee portfolio managers receive a fixed base salary based on their experience and responsibilities and are eligible for a variable annual performance-based incentive bonus. The incentive bonus is based on a combination of the overall results of the firm and the general overall before-tax performance of all accounts managed by the portfolio manager, including the Small-Cap Equity Fund, based in part on the objective performance of the Fund over the past one year and three year periods against the Russell 2000® Index benchmark and the Small-Cap Equity Fund’s ranking within the appropriate Lipper peer group, as well as other subjective factors. Palisade’s investment professionals may also receive discretionary bonuses tied to the performance of Palisade, the Small-Cap Core Equity team, and the individual. Portfolio managers who are partners of the firm receive distributions based on their pro rata share of the firm’s profits.

In 2013, Palisade initiated a Unit Appreciation Right (“UAR”) Plan, whereby key employees of Palisade, including all eligible members of the Small Cap Core Equity team, participate in the UAR Plan. This plan provides an opportunity for each participating employee to share in the appreciation of Palisade’s equity value over time, similar to a stock option plan in a publicly traded company.

All employees are eligible for Palisade’s 401(k) plan. Employees and partners are eligible for Palisade’s group life, health and disability insurance programs.

Champlain

All employees and partners have a base salary, along with participation in a discretionary bonus plan. In addition, partners participate in pre-tax profit distributions. All senior members of the investment team are partners.

GlobeFlex

The GlobeFlex investment team is compensated by fixed base salary and an annual performance bonus linked to both qualitative and quantitative measures, as determined by Marina Marrelli, CEO, and Bob Anslow, CIO. For investment team members, bonus compensation is tied directly to both short- and long-term success factors. Factors considered include overall performance of all GlobeFlex equity strategies relative to appropriate peer groups and benchmarks over one (short-term) and three-year (long-term) periods, as well as contribution to original research effort, and general value-added to GlobeFlex’s team. Performance is measured on a pre-tax basis and all forms of compensation are in cash. Members of the investment team who are also GlobeFlex partners receive equity distributions based on firm-wide profits. In addition, portfolio managers participate in all other group benefits offered to all GlobeFlex employees, such as retirement and health plans.

Kennedy

Kennedy’s compensation structure is designed to directly tie investment professionals to the performance of client portfolios and thus to align Kennedy’s employees’ interests with those of clients. Kennedy believes that its measures are highly objective and significantly driven by the performance contribution attributable to each investment professional.

Portfolio Manager Compensation

Portfolio manager compensation begins with a base salary and is typically augmented by both quarterly and annual bonuses. Quarterly investment performance bonuses are generally based upon the returns generated for client accounts relative to one or more identified benchmarks on a trailing one-year basis, and also relative to industry peers on a rolling three-year basis. Other forms of variable compensation, including annual bonuses, are typically based on the achievement of certain goals (such as assets under management and investment performance) as well as subjective scoring.

Assistant Portfolio Manager Compensation

In line with the way portfolio managers are compensated, assistant portfolio managers (“APMs”) at Kennedy receive a combination of fixed and variable pay. APMs may continue to perform research on stocks in one or more economic sectors, and may therefore be compensated in part by tracking a “shadow” portfolio designed to emulate the performance of clients’ accounts.

SouthernSun

The compensation and interests of SouthernSun’s portfolio manager are aligned with his clients. The portfolio manager is compensated by a salary, 401(k) plan contributions, potentially profit sharing, and ownership distributions.

BlackRock

The discussion below describes the portfolio managers’ compensation as of December 31, 2013.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Messrs. Bliss and Savage

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Messrs. Bliss and Savage is not measured against a specific benchmark.

Discretionary Incentive Compensation

Mr. Mason

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager. Performance of multi-asset class funds is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. The performance of Mr. Mason is not measured against a specific benchmark.

Discretionary Incentive Compensation

Mr. Radell

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within

BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to the portfolio manager, such benchmarks for the Fund and other accounts are: a combination of market-based indices (e.g., Barclays U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Messrs. Bliss, Mason, Radell and Savage have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock is eligible to participate in the deferred compensation program.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($255,000 for 2013). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

Proxy Voting Policies and Procedures

The Company’s Board has delegated the responsibility for voting proxies to GEAM for all Funds other than the Small-Cap Equity Fund, which is managed by Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun; the S&P 500 Index Fund, which is managed by SSgA FM; the Real Estate Securities Fund, which is managed by CenterSquare; and the Total Return Fund, which is managed by BlackRock, in accordance with GEAM’s proxy voting policies and procedures (“Proxy Policy”).

Subject to GEAM’s recommendation and review of the proxy voting policies of each Sub-Adviser, the Board has delegated the responsibility for voting proxies to Sub-Advisers for the Funds that they sub-advise, in accordance with their respective proxy voting policies and procedures.

GEAM and each Sub-Adviser will notify the Board of any material change to its policy at the next regular Board meeting after the material change occurs.

Summarized below are the proxy voting policies and procedures of GEAM and each Sub-Adviser.

Summary of GEAM’s Proxy Voting Policies and Procedures

GEAM exercises its fiduciary duties by reviewing, voting and documenting proxies for all voting securities for which it has voting responsibility and acting solely in the best interests of its clients. All proxies are voted in accordance with the Proxy Policy, which has been adopted by the Board of Directors of GEAM and in accordance with GEAM’s proxy voting guidelines (“Proxy Guidelines”), which have been adopted by the proxy committee of GEAM (“Proxy Committee”).

The Proxy Committee is comprised of between five and ten individuals, including both the Chief Executive Officer and the General Counsel of GEAM. The Proxy Committee is responsible for reviewing the Proxy Guidelines and a summary of the proxy matters encountered by GEAM at least annually and, if necessary, updating the Proxy Guidelines.

GEAM has hired Institutional Shareholder Services, Inc. (“ISS”) to collect all proxy materials, provide research and vote all proxies as instructed to do so by GEAM. Upon receipt of a proxy, ISS provides the Proxy Analyst, an employee of GEAM responsible for facilitating and processing all proxy votes, with an analysis of the proxy material, which includes management’s recommendation, and a vote recommendation based on the Proxy Guidelines.

In general, GEAM votes with management. In certain limited cases, GEAM may instruct ISS to abstain from voting a proxy where such abstention is believed to be in the overall best interest of clients such as the Company. The proxy analyst reviews each analysis and vote recommendation subject to the following:

a. Domestic and International Routine Issues: The proxy analyst confirms ISS recommendations on routine issues. Such issues falling under this section (a) generally include voting: (1) for auditors and the board of directors, changes to the state of incorporation (if still incorporated in the United States), stock splits, the authorization of additional shares of common stock, staggered stock boards (if voting with management), reasonable stock option plans, director compensation and employee stock purchase plans, management proposals dealing with environmental and social issues, share repurchases; and (2) against supermajority votes, unequal classes of common and preferred stock, the establishment of preemptive rights and the authorization of preferred stock if excessive as compared to the common stock.

b. Domestic and International Non-Routine Issues; Vote with Management and Consistent with Proxy Guidelines: If the issue is (a) determined to be non-routine by the proxy analyst, or is (b) a “refer” issue as determined by ISS, due to the fact it is not addressed in the Proxy Guidelines, a GEAM securities analyst (“Securities Analyst”) or portfolio manager (“Portfolio Manager”) for the relevant asset class will review the proxy material and recommend how to vote such proxy. If the recommendation is to vote with management and consistent with the proxy guidelines, such recommendation will be forwarded to ISS. Non-routine issues falling under this section (b) and section (c) (below) generally include golden parachutes, poison pills, environmental and social issues, severance agreements, restructurings and mergers.

c. Domestic and International Non-Routine Issues; Voting Against Management or Inconsistent with the Proxy Guidelines: If the issue is (a) determined to be non-routine by the proxy analyst, or is (b) a “refer” issue as determined by ISS due to the fact that it is not addressed in the Proxy Guidelines and either (i) the Portfolio Manager or Securities Analyst for the relevant asset class recommends a vote against management or (ii) the Portfolio Manager or Securities Analyst seeks in any case to vote contrary to the Proxy Guidelines (other than abstention votes), then at least three (3) Proxy Committee members will review the proxy material and determine how to vote such proxy. In certain circumstances, an independent third party will be engaged to determine how to vote the proxy (See material conflict of interest below).

A material conflict of interest may arise in a situation where the proxy analyst, Portfolio Manager or Securities Analyst, when voting the proxy, has knowledge of a situation where either GEAM or one of its affiliates would enjoy a substantial or significant benefit from casting a vote in a particular way (Material Conflict of Interest). If a Material Conflict of Interest does arise,

ISS (or in certain limited cases, another independent third party) will be solely responsible for voting the proxy, the Material Conflict of Interest will be documented, the Board will be notified at the next regular Board meeting following the Material Conflict of Interest and the Proxy Committee will be notified of such conflict at its annual meeting. In the absence of a conflict of interest or in the case of an immaterial conflict of interest, regular procedures will be followed.

Summary of Palisade’s Proxy Voting Policies and Procedures

The Board has adopted the proxy voting policies and procedures (“Palisade Proxy Policy”) of Palisade, a sub-adviser, on behalf of Palisade’s Allocated Assets of the Small-Cap Equity Fund. Subject to GEAM’s and the Board’s continuing oversight, the Board delegates the responsibility for voting these proxies to Palisade. The Palisade Proxy Policy will be presented to the Board at least annually and Palisade will notify GEAM and the Board of any material changes to the Palisade Proxy Policy at the next regular meeting after the material change occurs.

Palisade undertakes to ensure that all proxies for its Allocated Assets will be voted in a manner consistent with the best interests of the Small-Cap Equity Fund’s shareholders. To assist it in using this policy, Palisade has engaged the services of ISS. ISS provides research on each issue, along with a proxy voting recommendation. The recommendations are determined in accordance with the ISS guidelines (“ISS Guidelines”), which Palisade has adopted as a general policy. The ISS research and recommendation are then forwarded to one of Palisade’s Chief Investment Officers who then makes an independent decision whether or not to vote in accordance with the ISS recommendation, generally giving weight to the recommendations of management of the company holding the shareholder meeting, with overriding consideration to the Small-Cap Equity Fund’s stated guidelines on the issue, if any.

By way of illustration, the guidelines address the following:

a. Corporate Governance Issues: Such issues falling under this section generally include voting: for auditors, proposals to elect all directors annually, greater disclosure of political contributions and trade association spending policies, shareholder proposals asking a company to submit its poison pill for shareholder ratification; and against supermajority votes, and retirement plans for non-employee directors. Director compensation and the election of directors will be evaluated on a case-by-case basis.

b. Changes to Capital Structure: Such issues falling under this section generally include voting: for open market share repurchases, and management proposals to increase the common share authorization for a stock split or share dividend; and against the authorization of preferred stock if excessive as compared to the common stock. The authorization of additional shares of common stock, creation of a tracking stock, mergers, acquisitions, reorganizations, and spin-offs will be evaluated on a case-by-case basis.

c. Social, Environmental and Corporate Responsibility Issues: The guidelines generally call for evaluating these proposals on a case-by-case basis. However, the guidelines generally recommend voting for proposals requesting the company report on its policies related to toxic/hazardous materials; and against proposals restricting the company from making charitable contributions.

Palisade has a “Mandatory Sign-Off” procedure so that Palisade must review each issue before voting. However, if no sign-off is received by ISS before the voting deadline, ballots will be voted in accordance with the vote recommendation provided by ISS. Palisade’s Compliance Department is responsible for monitoring receipt of ISS’ research and recommendations, and for ensuring that the votes are submitted in a timely manner.

Palisade endeavors to adhere to the ISS Guidelines when voting proxies. However, situations may arise where such Chief Investment Officer believes that it is in the best interests of the Small-Cap Equity Fund’s shareholders to vote the proxy in a manner contrary to the applicable ISS Guideline. In these instances, the proposed resolution will be brought to the attention of the portfolio manager or analyst covering the security, who will review the issue. If the portfolio manager or analyst also desires to vote the proxy contrary to the agent’s recommendation, the portfolio manager or analyst will provide a brief memorandum to Palisade’s Conflicts of Interest Committee explaining his or her reasons for his or her desired vote. The Conflicts of Interest Committee will evaluate whether any material conflicts of interest (as discussed below) have influenced the portfolio manager or analyst’s proxy voting decision and may approve an “override” of the ISS recommendation if the Committee is comfortable that no such material conflict exists.

A conflict of interest may arise when Palisade has knowledge of a situation where any of Palisade, its members, employees, or affiliates would enjoy a special or increased benefit from casting its vote in a particular way. A conflict will be presumed to be non-material unless it potentially affects at least 1% of Palisade’s annual revenue. Palisade considers itself unlikely, as a firm, to experience a material conflict of interest in how it votes proxies.

If a material conflict of interest does arise, ISS will be solely responsible for voting the proxy based upon the ISS Guidelines or the Small-Cap Equity Fund’s specific guidelines, if any, and the override procedure described above will not apply. Should this be impractical, an independent third party will be engaged to determine how to vote the proxy. If a conflict arises which is non-material, an ISS recommendation may be overridden using the procedures described above. As used above in this section, the definition of “material” is subject to change at Palisade’s discretion.

Summary of Champlain’s Proxy Voting Policies and Procedures

Champlain, as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Champlain maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Champlain’s firm’s proxy policies and practices. Champlain’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. A copy of Champlain’s written proxy policy and procedures and/or the record of proxy votes for a client’s portfolio will be provided to that client upon request.

Champlain’s policy is to vote proxies for client accounts unless otherwise directed in writing. Champlain votes all proxies for all Champlain sponsored mutual funds and commingled funds.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Responsibility

The proxy manager is the individual that has the responsibility for the implementation and monitoring of Champlain’s proxy voting policy, practices, disclosures and record keeping, including outlining Champlain’s voting guidelines in its procedures (the “Proxy Manager”).

Procedure

Champlain has adopted comprehensive proxy voting procedures to implement the firm’s investment policies on behalf of clients. Proxy policies and procedures will be monitored closely, and may be amended or updated when appropriate, to ensure the policies outlined below are effectively executed:

Voting Procedures

•	All employees will forward any proxy materials received on behalf of clients to the Proxy Manager;

•	The Proxy Manager will determine which client accounts hold the security to which the proxy relates;

•	Absent material conflicts, the appropriate company analyst will determine how Champlain should vote the proxy in accordance with applicable voting guidelines. Proxy systems (i.e. Proxy Edge) may be used to aid in the voting process;

•	Clients may provide proxy guidelines to Champlain, in which case the appropriate company analyst will vote in accordance with the applicable voting guidelines provided while adhering to the Conflicts of Interest section below;

•	The Proxy Manager will complete the proxy and vote the proxy in a timely and appropriate manner.

Disclosure

•	Champlain will conspicuously display information in its Disclosure Document summarizing the proxy voting policy and procedures, including a statement that clients may request information regarding how Champlain voted a client’s proxies, and that clients may request a copy of these policies and procedures.

Client Requests for Information

•	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Proxy Manager.

•	In response to any request, the Proxy Manager will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Champlain voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

Proxy Voting Philosophy

Champlain believes that its primary fiduciary responsibility is to maximize the financial returns of all managed accounts. With this goal in mind, we will engage in a rigorous appraisal and evaluation process in which Champlain’s proxy voting will support corporate management practices that are strictly shareholder oriented and corporate policies, which are aligned with maximizing shareholder returns.

Fiduciary Responsibility

Champlain has the fiduciary responsibility to make all decisions (including those related to proxy issues) according to the best interests of the ultimate beneficiaries of accounts under management. Champlain will carefully review each proxy issue and evaluate the statements and views of competing parties, and vote proxies based solely on the best interests of Champlain’s clients.

Using Management Guidance

The quality of corporate management is one of the most important considerations of Champlain portfolio managers and analysts when making investment decisions. Considerable weight is given to the recommendations of a company’s management and directors with respect to proxy issues. In some cases, unless such recommendations conflict with the interests of clients, votes will be cast in accordance with management recommendations. However, in certain cases, company recommendations may be in conflict with Champlain’s assessment of sound management practices and therefore not in the interests of clients, leading to votes in opposition to management. Champlain will strive for consistency in its proxy voting, but also acknowledges that there are no hard and fast rules guiding all situations. Individual proxy issues are always evaluated on their particular merits, and where conflicts arise between the interests of corporate management and the interests of Champlain clients, resolution is always in favor of the clients.

Policy on Board of Directors

Champlain believes that meaningful, independent oversight of corporate managers is a critical function of a company’s board of directors, and a cornerstone of sound corporate governance. To that end, Champlain will support proposals seeking a majority of independent directors for the board, as well as proposals requiring independent directors for nominating, audit and compensation committees. Votes on individual director nominees are made on a case-by-case basis examining such factors as board and committee composition, past attendance record and governance efficacy. Votes for director nominees may be withheld in cases where a lack of independence, lack of material financial interest in the company, or evidence of poor past governance practices exists.

Policy on Audit Committee

Champlain believes that audit committees should be comprised of directors who are independent and financially literate, and shall vote in favor of such a structure. The audit committee should have the exclusive authority to hire independent auditors. Champlain will generally withhold votes for audit committee members who approve significant non-audit relationships with outside auditors, as well as vote against ratification of the outside auditor when such relationships exist.

Policy on Proxy Contest Defenses / Anti-takeover Measures

Champlain generally opposes proxy contest defenses and anti-takeover measures since they tend to restrict shareholder rights and participation, and often limit the realization of maximum economic value. Champlain supports shareholder resolutions that reverse previously adopted anti-takeover measures or, in general, enhance shareholder rights. However, as with all proxy issues, Champlain conducts a full review of each proposal and vote in the best interests of clients.

Anti-takeover measures generally opposed:

•	Classification of the Board of Directors

•	Shareholder rights plans (poison pills)

•	Greenmail

•	Supermajority rules to approve mergers or amend charter or bylaws

•	Authority to place stock with disproportionate voting rights

•	Golden Parachutes

Shareholder resolutions generally supported:

•	Rescind or prohibit any of the above anti-takeover measures

•	Annual voting of directors; repeal classified boards.

•	Adoption of confidential voting

•	Adoption of cumulative voting

•	Redeem shareholder rights plans

•	Proposals that require shareholder approval of rights plans (poison pills)

Policy on Capital Structure

Champlain considers disciplined capital use an essential component of effective corporate management. Therefore we carefully consider proposals to authorize increased common shares, and generally limit authorization to funding needs for the next twelve months or for compelling management uses. Champlain will generally vote for proposals to increase common shares for a stock split. Other capital structure proposals, such as preferred stock, will be voted for on a case-by-case basis.

Policy on Executive and Director Compensation

Champlain believes stock based compensation plans must be very carefully analyzed to protect the economic interests of shareholders, while providing appropriate motivation for corporate managers. Such plans should be highly correlated to both individual and corporate performance. Champlain will oppose all option plans with excessive transfer of shareholder wealth, in the form of dilution to shareholder equity and voting power, to corporate directors, executives and employees. Champlain will consider factors such as other corporate incentives, corporate performance, industry practices, and terms and duration of the option program in its decision. Although each plan will be voted on a case-by-case basis, Champlain will generally vote against plans, which do not meet several criteria. Champlain standards for option plan approval include: (1) dilution of less than 2% per annum, (2) strike prices either indexed against a relevant industry or market benchmark, or set at a premium to the current stock price, (3) strike prices set systematically, (4) options cost expensed, and (5) any material revisions to plans requiring a shareholder vote. Champlain believes that these criteria will lead to votes in favor of plans that meet the ultimate goal of aligning management and shareholder interests, while providing reasonable economic incentives for managers. Champlain will vote for proposals requiring shareholder approval to reprice options, and will generally vote against option strike price repricing. Champlain withholds votes for director nominees in the event of option repricing without shareholder approval. Director compensation plans are viewed on a case-by-case basis, with the goal of protecting economic interests of shareholders and aligning interests of directors with shareholders. Employee Stock Purchase plans are voted on a case-by-case basis.

Policy on Mergers and Corporate Restructurings

All mergers, acquisitions and restructurings are voted on a case-by-case basis taking into account financial terms, benefits and acquisition price.

Social and Environmental Issues

In recent years, a number of shareholder resolutions have been placed in corporate proxy statements that would require a company to alter its normal business practices in order to comply with the sponsor’s view of corporate responsibility or citizenship. Examples of such proposals include requests that a company:

•	allow shareholder control of corporate charitable contributions

•	exit the nuclear power business

•	adopt the MacBride Principles

•	adopt the Valdez Principles

•	stop doing business with the US Department of Defense

•	stop using animals for product testing

•	make donations to a pro-life or pro-choice advocate

•	stop donations to a pro-life or pro-choice advocate

•	move its annual meeting to a town with better public transportation

While Champlain directors, officers, employees and clients may have personal views with respect to each of these and other issues; it is Champlain’s corporate policy not to favor resolutions that would impose mandatory constraints on a company’s perceived ability to compete in the marketplace. In practice, this generally means voting against these shareholder resolutions.

Conflicts of Interest

•	If there is a conflict of interest between the Champlain proxy voting policy and a client’s expressed voting policy, Champlain will vote the proxy in the manner the client has articulated.

•	Champlain will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Champlain with the issuer of each security to determine if Champlain or any of its employees has any financial, business or personal relationship with the issuer.

•	If a material conflict of interest exists, the Proxy Manager will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

•	Champlain will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping

The Proxy Manager shall retain the following proxy records in accordance with the SEC’s five- year retention requirement:

•	These policies and procedures and any amendments;

•	A record of each vote that Champlain casts;

•	A copy of each written request from a client for information on how Champlain voted such client’s proxies, and a copy of any written response.

•	Any document Champlain created that is material to making a decision on how to vote proxies, or that memorializes that decision;

Summary of GlobeFlex’s Proxy Voting Policies and Procedures

GlobeFlex subscribes to a third party service provider (the “Service”) with respect to proxy voting. Under a proxy voting agency service agreement, the Service keeps GlobeFlex apprised of shareholder meeting dates of securities holdings, makes copies of proxy materials available for GlobeFlex’s review upon request, and votes proxies in accordance with GlobeFlex’s guidelines or instructions. The Service maintains all necessary proxy voting records and, upon request, prepares reports concerning how votes were cast for clients. The Service will be notified of proxy guidelines provided by clients and will be instructed to vote for the specific client according to the custom policies. The Service will keep records of the custom policies and voting history.

When making proxy voting decisions, and except to the extent superseded by client proxy voting policies, GlobeFlex generally adheres to its proxy voting guidelines, which set forth GlobeFlex’s positions on recurring issues. The guidelines are reviewed periodically and updated or revised as necessary. The guidelines are not exhaustive and do not include all potential voting issues. Proposals not covered by the guidelines and contested situations are evaluated on a case-by-case basis, taking into consideration all of the relevant facts and circumstances at the time of the vote. GlobeFlex’s voting decisions are then communicated to the Service.

Although GlobeFlex may consider the Service’s recommendations on proxy issues, GlobeFlex bears the ultimate responsibility for proxy voting decisions. For ERISA plans for which GlobeFlex votes proxies, GlobeFlex is not relieved of its fiduciary responsibility by following directions of the Service or the ERISA plans’ named fiduciaries or by delegating proxy voting responsibility to another person. In the case of voting proxies for clients that are publicly traded, GlobeFlex will rely upon the Service’s recommendations, in order to avoid potential or perceived conflicts of interest.

Identifying and resolving conflicts of interest

Potential conflicts of interest

A potential conflict of interest arises when GlobeFlex has business interests that may not be consistent with the best interests of its client. The following is a non-exhaustive list of potential conflicts of interests that could influence the proxy voting process:

•	GlobeFlex retains an institutional client, or is in the process of retaining an institutional client that is (or is affiliated with) an issuer that is held in GlobeFlex’s client portfolios.

•	GlobeFlex retains a client, or is in the process of retaining a client that is an officer or director of an issuer that is held in GlobeFlex’s client portfolios.

•	GlobeFlex’s Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.

•	A GlobeFlex employee personally owns a significant number of an issuer’s securities that are also held in GlobeFlex’s client portfolios.

Identifying conflicts of interest

GlobeFlex realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its Employees to notify the CCO of any material conflict that may impair GlobeFlex’s ability to vote proxies in an objective manner. The CCO will continuously monitor for conflicts. GlobeFlex has also hired a third-party compliance consulting firm, ACA Compliance Group (ACA). GlobeFlex will consult with ACA and/or outside counsel if any possible conflicts arise. ACA will also review and attempt to identify additional proxy voting conflicts at least annually during its annual review of GlobeFlex.

In addition, any attempts by others within GlobeFlex to influence the voting of client proxies in a manner that is inconsistent with the proxy voting policy shall be reported to the CCO. Further, any attempts by persons or entities outside GlobeFlex to influence the voting of client proxies shall be reported to the CCO. The CCO may then elect to report the attempt to the CEO, CIO and legal counsel.

Resolution of conflicts of interest

The resolution, as mentioned in SEC release number IA-2106, is that, upon detection of a material conflict of interest, the proxy vote in question will be voted in accordance with the pre-determined policy recommendation of the independent, third party service provider.

Recordkeeping

The Service maintains historical proxy records as described in this section.

Client request to review proxy votes:

•	Any request, whether written (including e-mail) or oral, received by any employee of GlobeFlex, must be promptly reported to Client Service. All written requests must be retained in the permanent file.

•	In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, Client Service may distribute to any client requesting proxy voting information the complete proxy voting record of that client for the period requested.

•	Client Service will furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). GlobeFlex will maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable, and maintained in the permanent file.

•	Clients are permitted to request the proxy voting record for the 5-year period prior to their request.

Proxy voting policy and procedures:

•	GlobeFlex will maintain the current Proxy Voting Policy and Procedures, as well as all past versions for the last 7 years.

Proxy voting records shall consist of the following:

•	A record of how GlobeFlex voted client proxies.

•	Documents prepared or created by GlobeFlex that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•	Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

GlobeFlex will ensure that Part 2 of Form ADV and private placement memoranda are updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) information about how clients may obtain information on how GlobeFlex voted their securities.

Proxy Solicitation

As a matter of practice, it is GlobeFlex’s policy to not reveal or disclose to any client how GlobeFlex may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. GlobeFlex will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

Summary of Kennedy’s Proxy Voting Policies and Procedures

Introduction

Rule 206(4)-6 under the Advisers Act is designed to ensure that investment advisers fulfill their fiduciary obligation when voting client proxies. Disclosure requirements include:

(i)	investment advisers that exercise proxy voting authority for clients must describe the firm’s proxy policies and procedures, and upon request, provide clients with a copy of those policies and procedures; and

(ii)	advisers must describe how clients may obtain information on how their securities were voted.

Kennedy has adopted the following policies with respect to voting proxies on behalf of its clients:

1.	Kennedy’s written proxy voting policy, which may be updated and supplemented from time-to-time, will be provided to each client for which Kennedy has been delegated the authority or responsibility to vote proxies;

2.	Clients will be advised about how to obtain a copy of the proxy voting policy and information about how their securities were voted;

3.	The proxy voting policy is consistently applied and records of votes maintained for each client;

4.	Kennedy documents the reasons for voting, including exceptions;

5.	Kennedy maintains records of such votes cast and client requests for proxy voting information for inspection by the client or governmental agencies;

6.	Kennedy monitors such voting for any potential conflicts with the interests of its clients; and

7.	Kennedy maintains systems to ensure that material conflicts will be resolved prior to voting, documenting in each case that its good faith determination was based on the clients’ best interests and did not result from the conflict.

Conflicts of Interests

Kennedy is an investment adviser to pension plans, public and private companies, mutual funds and individual investors, and is a sub-adviser to wrap programs as described in Kennedy’s Form ADV. The management fees collected from such clients are Kennedy’s principal source of revenue. With respect to the fees received for advisory services rendered, conflicts of interest may occur when Kennedy must vote on ballot items of the public companies for which it manages the pension plan assets and, in certain cases, Kennedy may have a relationship with the proponents of proxy proposals or participants in proxy contests.

To mitigate potential conflicts of interest or the appearance of conflicts, Kennedy does not allow employees to sit on the board of directors of any public company without Senior Management approval. To the extent that such conflicts occur, Kennedy will generally follow the recommendation of the proxy voting service to ensure that the best interests of its clients are not subordinated to Kennedy’s interests. Kennedy may, in selected matters, consult the Proxy Committee to obtain guidance to vote proxies. Routine matters shall not constitute a material conflict with respect to this procedure.

The Proxy Committee has a duty to make reasonable investigation of information relating to conflicts of interest. The Proxy Committee is chaired by the Chief Executive Officer and is comprised of the Chief Operating Officer, the Director of Research, the Chief Compliance Officer, the Senior Client Service Associate and such other members as may be amended from time-to-time as required by a majority vote of its current members, with three members serving as a quorum. The Proxy Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict - in which case the committee member will abstain from voting.

Engagement of Service Provider

In order to facilitate the proxy voting process, Broadridge Investor Communication Solutions, Inc. (“Broadridge”) has been retained to provide access to a selection of third-party providers that are available to provide proxy vote recommendations and research. Votes are cast through the Broadridge ProxyEdge® platform (“ProxyEdge®”). With the assistance of Broadridge, Egan-Jones Proxy Services (“Egan-Jones”) has been selected to provide vote recommendations based on its own internal guidelines. The services provided to Kennedy through Egan-Jones include access to Egan-Jones research analysis and their voting recommendations. Services provided to KCM through ProxyEdge® include receipt of proxy ballots, vote execution based upon the recommendations of Egan-Jones, access to the voting recommendations of Egan-Jones, as well as reporting, auditing, working with custodian banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyEdge® also maintains proxy voting records and provides Kennedy with reports that reflect the proxy voting activities of client portfolios. Kennedy uses this information for appropriate monitoring of such delegated responsibilities.

Kennedy may, under soft dollar arrangements, pay for no more than the cost allocated to research services for such uses (“mixed-use” services). The cost of that portion of the services that does not constitute “research” for the purposes of Section 28(e) will be reimbursed to the broker-dealer provider. Presently, Broadridge’s services are not provided to Kennedy by a broker-dealer under a soft dollar arrangement.

Proxies are voted through the ProxyEdge® application in accordance with one of two proxy voting platforms offered by Kennedy. It is the client’s decision as to which set of guidelines will be used to vote its proxies. Not all clients delegate proxy voting authority to Kennedy; however, Kennedy is deemed to have voting authority in the absence of a specific delegation of authority and will vote in accordance with the General Guidelines.

Platforms Available

•	General Policy which is generally voted in conformity with the Egan-Jones Proxy Voting Principles.

•	Socially Responsible Investment Policy which is generally voted in conformity with the Egan-Jones Socially Responsible Investing Proxy Voting Principles and Guidelines.

    The General Policy is the standard policy to be used for voting proxies for all clients’ accounts (both ERISA and non-ERISA related) unless the client specifically selects the SRI Policy.

Kennedy generally votes proxy ballots for its clients using a proxy voting service to help fulfill voting obligations, although some clients may choose to retain voting responsibility. Unless otherwise instructed, Kennedy will undertake to vote proxies. Kennedy must make proxy voting decisions solely in the best interests of its clients and will place clients’ interests above its own interests.

Generally, Kennedy follows the recommendations of Egan-Jones, which then forwards the voting recommendation to Broadridge to process. For proxies relating to issues not addressed in the guidelines, the vote will be referred back to Kennedy. A client is encouraged to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with one of the two policies offered by Kennedy. Kennedy does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself. Kennedy may direct that proxies be voted in a manner different from that recommended by Egan-Jones. However, when Kennedy’s interests conflict with the interests of its clients, the recommendation of the proxy voting service will be followed. Additionally, Kennedy may seek guidance from its Proxy Voting Committee to resolve material conflicts of interest.

Securities Lending Arrangements

Kennedy’s clients may elect to participate in a securities lending program through the client’s selected custodian. Under typical securities lending arrangements, securities on loan to a borrower on a proxy record date may not be voted by the lender. Therefore, Kennedy will not vote securities that are on loan as the responsibility to vote proxies will typically reside with the borrower of the shares.

International Constraints

Although it is Kennedy’s policy to vote all proxies for the securities held in a client’s account(s) for which it has proxy voting authority, in the case of non-U.S. issuers proxies are voted on a best efforts basis. Generally, research coverage of non-U.S. issuers is issued through Egan-Jones. Voting recommendations are not always provided with research; therefore, ballots for non-U.S. issuers are generally voted according to the chosen policy.

Custodian Considerations

A custodian may, in its sole discretion, determine that it will provide proxies to Broadridge for U.S. domestic companies, but not for non-U.S. issuers. Or, custodians may determine to provide proxies for non-U.S. issuers only to its selected proxy voting provider. In these instances, Broadridge generally is not able to vote proxies for Non-U.S. issuers held in a client’s account.

It is important to understand that from time-to-time custodian issues may arise which are beyond Kennedy’s control. Upon account inception, it is Kennedy’s responsibility to notify the client’s custodian so that the custodian may begin to forward proxy materials directly to

Broadridge. In the event a client delegate proxy voting authority to Kennedy, it remains the client’s obligation to instruct their custodian to forward applicable proxy materials directly to Broadridge so that their shares can be voted. Although Kennedy makes its best efforts to make sure that the client’s custodian has received Kennedy’s instructions, it is the responsibility of the client’s custodian to acknowledge receipt of the instructions and to establish the account correctly in order for proxy materials to be submitted to Broadridge in a timely manner. Kennedy is not able to vote shares if Broadridge does not receive proxy materials on a timely basis from the custodian.

It is within each custodian’s discretion as to whether it will provide ballots to Broadridge for issuers whose stocks are held in each client’s account. Instead, a custodian may select its own proxy voting provider and choose not to provide proxy ballots to Broadridge. In these instances, Broadridge is generally not able to vote proxies for the client’s account and Kennedy generally will not be able to accept voting authority for the client’s account.

When voting ballots, it is within each custodian’s discretion as to whether it will aggregate shares, held on behalf of various clients, in an omnibus account instead of submitting individual ballots for segregated accounts. In these cases, custodians must rely on internal records to differentiate the various underlying holdings. In these instances, Broadridge will generally not be able to provide Kennedy with a detailed history of voting records at the individual client account level.

Kennedy maintains written proxy voting policies and procedures as required by Rule 206(4)-6 under the Advisers Act. A copy of Kennedy’s complete proxy voting policy and procedures may be obtained by writing Kennedy Capital Management, Inc., 10829 Olive Blvd, St. Louis, MO 63141.

Except as otherwise required by law, the Firm has a general policy of not disclosing proxy voting records to an unaffiliated third party.

Summary of SouthernSun’s Proxy Voting Policies and Procedures

Election of the Board of Directors

SouthernSun believes that good corporate governance generally starts with a board composed primarily of independent directors. SouthernSun will evaluate board structures on a case-by-case basis.

Approval of Independent Registered Public Accounting Firm

SouthernSun believes that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence. SouthernSun will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether SouthernSun believes independence has been, or could be, compromised.

Equity-based compensation plans

SouthernSun believes that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features. SouthernSun will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:

1.	Requiring senior executives to hold stock in a company.

2.	Requiring stock acquired through option exercise to be held for a certain period of time.

3.	Using restricted stock grants instead of options.

4.	Awards based on non-discretionary grants specified by the plan’s terms rather than subject to management’s discretion.

While SouthernSun evaluates plans on a case-by-case basis, it will generally oppose plans that have the following features:

1.	Annual option grants that would exceed 2% of outstanding shares.

2.	Ability to issue options with an exercise price below the stock’s current market price.

3.	Automatic share replenishment (“evergreen”) feature.

4.	Authorization to permit the board of directors to materially amend a plan without shareholder approval.

5.	Authorizes the re-pricing of stock options or the cancellation and exchange of options without shareholder approval.

These are guidelines, and SouthernSun considers other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

SouthernSun views the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, SouthernSun generally believes that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

Because the requirement of a supermajority vote can limit the ability of shareholders to effect change, SouthernSun generally supports proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals and oppose proposals to impose super-majority requirements.

Shareholder Rights Plans

While SouthernSun recognizes that there are arguments both in favor of and against shareholder rights plans which when triggered by a hostile acquisition attempt give shareholders share purchase or sale rights so far out of line with the market as to advantage certain shareholders at the risk of diminution of wealth to the company, also known as poison pills, such measures may tend to entrench current management, which SouthernSun may consider to have a negative impact on shareholder value. SouthernSun believes the best approach is for a company to seek shareholder approval of rights plans and it generally support shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

Records Retention

SouthernSun will maintain the following records:

•	Copies of all policies and procedures written

•	A copy of each proxy statement received

•	A record of each vote cast

•	A copy of any document created that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

SouthernSun will maintain a copy of each written client request for information on voted proxies on behalf of such fund, and a copy of any written response to any (written or oral) client request for information on how SouthernSun voted proxies on behalf of the requesting client fund.

SouthernSun will maintain records of its proxy voting and any document created that was material in determining the vote for at least five years (2 years on site.)

Summary of SSgA FM’s Proxy Voting Policies and Procedures

On behalf of the S&P 500 Index Fund, the Board has adopted the proxy voting policies and procedures of SSgA FM, the Fund’s sub-adviser, and, subject to GEAM’s and the Board’s continuing oversight, delegates the responsibility of voting proxies for the S&P 500 Index Fund to SSgA FM. SSgA FM’s Proxy Voting Policy will be presented to the Board at least annually, and SSgA FM will notify GEAM and the Board of any material changes to SSgA FM’s proxy policy at the next regular Board meeting after the material change occurs.

SSgA FM has undertaken to vote proxies with respect to the S&P 500 Index Fund’s underlying securities holdings and retains the final authority and responsibility for such voting. SSgA FM, at the direction of SSgA FM’s Investment Committee, retains Institutional Shareholder Services Inc. (“ISS”), a firm with expertise in proxy voting and corporate governance, to support SSgA’s voting process. SSgA FM uses ISS’s services in three ways: (1) as SSgA FM’s proxy voting agent (providing SSgA FM with vote execution and administration services); (2) applying SSgA FM’s Proxy Voting Guidelines; and (3) providing research and analysis relating to general corporate governance issues and specific proxy items SSgA FM has instructed the voting agent to follow the voting guidelines as set by SSgA FM’s Investment Committee. The implementation of SSgA FM’s Proxy Voting Guidelines is overseen by SSgA FM’s Global Proxy Review Committee (“SSgA FM PRC”). The SSgA FM PRC reports to SSgA’s Investment Committee, and may refer certain significant proxy items to that Committee. Oversight of the proxy voting process is ultimately the responsibility of SSgA’s Investment Committee.

The following represents a summary of SSgA FM’s Proxy Voting Policy and Proxy Voting Guidelines, and is qualified in its entirety by reference to the full Proxy Voting Policy and Proxy Voting Guidelines.

SSgA FM generally supports management on routine corporate governance matters such as election of independent directors who do not appear to have been remiss in the performance of their oversight responsibilities and who do not simultaneously serve on an unreasonable (as determined by SSgA FM) (other than those affiliated with the issuers) number of other boards, approval of auditors, directors’ and auditors’ compensation, directors’ liability and indemnification, discharge of board members’ duties, discharge of auditors, approval of financial statements and allocation of income, dividend payouts that are greater than or equal to country and industry standards, authorization of share repurchase programs, general updating of or corrective amendments to charter, change in corporation name, exclusive forum provisions and elimination of cumulative voting.

SSgA FM generally votes in support of management on the following items, which have potentially substantial financial or best-interest impact: capitalization changes that eliminate other classes of stock and/or unequal voting rights, changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies; elimination of pre-emptive rights for a share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares; elimination of “poison pill” rights; stock purchase plans with an exercise price of not less than 85% of fair market value; stock option plans that are incentive based and not excessively dilutive; other stock-based plans that are appropriately structured; reductions in super-majority vote requirements; and the adoption of anti-“greenmail” provisions. SSgA FM generally supports management proposals on executive compensation where there is a strong relationship between executive pay and performance over a five-year period. In addition, SSgA FM supports an annual advisory vote on executive compensation.

SSgA FM generally votes against management on matters such as capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholders, changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders, anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers, amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions; elimination of shareholders’ right to call special meetings; establishment of classified boards of directors; quorum requirement reductions below a majority of outstanding shares absent compelling reasons; proposals that reduce shareholders’ rights or have the effect of entrenching incumbent management; adjournment of meeting to solicit additional votes in connection with a merger or transaction; “other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy; and proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

SSgA FM evaluates mergers and acquisitions on a case-by-case basis in order to seek the best value for the S&P 500 Index Fund. SSgA FM generally votes against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets and offers where SSgA FM believes there is a reasonable prospect for an enhanced bid or other bidders and offers where, at the time of voting, the current market price of the security exceeds the bid price. SSgA FM generally votes in favor of transactions that maximize shareholder value. Some of the considerations include, but are not limited to, the offer premium, strategic rationale, board oversight of the process for the recommended transaction, and, offers in which the secondary market price is substantially lower than the net asset value.

SSgA FM generally supports shareholder proposals on issues such as establishing the annual election of directors unless the board is comprised of a supermajority of independent directors, the board’s key committees (auditing, nominating and compensation) are comprised of independent directors, as well as considering other governance factors such as antitakeover devices; requiring majority vote for director election; and mandating that changes to the bylaws or charter have shareholder approval. SSgA also supports special meeting and written consent proposals if certain criteria are met; proposals requiring the disclosure of executive retirement benefits in the absence of an independent compensation committee, the disclosure of auditor and consulting relationships when the same or related entities are conducting both activities; the establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function are also generally supported.

SSgA FM generally votes against shareholder proposals on issues such as limits to tenure of directors; requirements that candidates for directorships own large amounts of stock before being eligible to be elected; restoration of cumulative voting in the election of directors; and proposals asking companies to adopt full tenure holding periods for their executives. SSgA FM will typically vote against or abstain from voting on environmental or social proposals absent a compelling economic impact on shareholder value.

From time to time, SSgA FM will review a proxy which may present a potential conflict of interest. In general, SSgA FM does not believe matters that fall within its Proxy Voting Guidelines and are voted consistently with the Proxy Voting Guidelines present any potential conflicts, since the vote on the matter has effectively been determined without reference to the soliciting entity; however, where matters do not fall within SSgA FM’s Proxy Voting Guidelines or where SSgA FM believes that voting in accordance with the Proxy Voting Guidelines is unwarranted, SSgA FM conducts an additional review to determine whether there is a conflict of interest. Although various relationships could be deemed to give rise to a conflict of interest, SSgA FM has determined that two categories of relationships present a serious concern to warrant an alternative process: (1) clients of SSgA FM or its affiliates which are among the top 100 clients of State Street Corporation or its affiliates based upon revenue; and (2) the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

In circumstances where either (i) the matter does not fall clearly within the Proxy Voting Guidelines or (ii) SSgA FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of SSgA FM’s Corporate Governance Team will determine whether a Material Relationship exists. If so the matter is referred to the SSgA FM PRC. The SSgA FM PRC then reviews the matter and determines whether a conflict of interest exists, and if so, how to best resolve such conflict. For example, the SSgA FM PRC may (i) determine that the proxy vote does not give rise to a conflict due to the issues presented, (ii) refer the matter to the SSgA Investment Committee for further evaluation or (iii) retain an independent fiduciary to determine the appropriate vote.

Summary of CenterSquare’s Proxy Voting Policies and Procedures

CenterSquare exercises voting authority for clients in accordance with ISS recommendations, and has retained ISS to vote client proxies. As such, CenterSquare’s proxy voting policies and procedures are intended to give precedence to its clients’ best interests. Based on ISS’ recommendations, proposals assessed to positively impact shareholders will be voted in favor of and proposals that would appear to have adverse impact on shareholders will be voted against. In the event that there are material conflicts of interest, client proxies will be voted in accordance with the recommendations of ISS, rather than CenterSquare’s interpretation as to what may be in the best interest of any client. CenterSquare will monitor the voting delegated to ISS.

Summary of BlackRock’s Proxy Voting Policies and Procedures

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. BlackRock does this through engagement with boards and management of investee companies and, for those clients who have given BlackRock authority, through voting at shareholder meetings.

BlackRock believes that there are certain fundamental rights attached to share ownership: companies should be accountable to shareholders for the use of their money, companies and their boards should be structured with appropriate checks and balances to ensure that they operate in shareholders’ interests, effective voting rights are central to the rights of ownership and there should be one vote for one share. Key elements of shareholder protection include protection against excessive dilution, the election of directors and the appointment of auditors. Specifically, shareholders should have the right to elect, remove and nominate directors and to amend the corporate charter or by-laws. Shareholders should also be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, the distribution of income and the capital structure. In order to exercise these rights in their own best interests, BlackRock believes shareholders have the right to sufficient and timely information to be able to take an informed view of the performance of the company and management.

BlackRock’s focus is on the board of directors, as the agent of shareholders, who should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to management and oversee management’s performance. BlackRock’s starting position is to be supportive of boards in their oversight efforts on BlackRock’s behalf and the items of business they put to a shareholder vote at shareholder meetings. Votes against or withheld from resolutions proposed by the board are a signal that BlackRock is concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns communicated to it regarding the strategy or management of a company.

These principles set out BlackRock’s approach to engaging with companies, provide guidance on BlackRock’s position on the key aspects of corporate governance and outline how these might be reflected in BlackRock’s voting decisions. Corporate governance practices vary internationally and BlackRock’s expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, BlackRock does believe that there are some overarching principles of corporate governance that apply globally. BlackRock assesses voting matters on a case-by-case basis and in light of a company’s unique circumstances. BlackRock is interested to understand from the company’s reporting the approach taken, particularly where it is different from the usual market practice and to understand how it benefits shareholders.

BlackRock also believes that shareholders are responsible for exercising oversight of, and promoting due care in, the stewardship of their investment in a company. These ownership responsibilities include, in BlackRock’s view, engaging in certain circumstances with management or board members on corporate governance matters, voting proxies in the best long- term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. BlackRock’s approach to oversight in relation to its corporate governance activities is set out in the section titled “BlackRock’s oversight of its corporate governance activities” below.

Corporate governance, engagement and voting

BlackRock recognizes that accepted standards of corporate governance differ between markets but BlackRock believes that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of BlackRock’s corporate governance activities is the protection and enhancement of its clients’ investments in public corporations. Thus, these principles focus on practices and structures that BlackRock considers to be supportive of long-term value creation. BlackRock discusses below the principles under six key themes. In BlackRock’s regional and market-specific voting guidelines BlackRock explains how these principles inform its voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

•	Boards and directors

•	Accounting and audit-related issues

•	Capital structure, mergers, asset sales and other special transactions

•	Remuneration and benefits

•	Social, ethical and environmental issues

•	General corporate governance matters

At a minimum BlackRock would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with BlackRock’s view of what is in the best interests of shareholders, BlackRock will engage with the company and/or use its vote to encourage better practice. In making voting decisions, BlackRock takes into account research from external proxy advisors, other internal and external research and academic articles, information published by the company or provided through engagement and the views of BlackRock’s equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve its understanding of investee companies and their governance structures, so that BlackRock’s voting decisions may be better informed. Engagement also allows BlackRock to share its philosophy and approach to investment and corporate governance with issuers to enhance their understanding of BlackRock’s objectives. There are a range of approaches BlackRock may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the operation and strategic direction of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

BlackRock expects the board of directors to promote and protect shareholder interests by:

•	establishing an appropriate corporate governance structure;

•	overseeing and supporting management in setting strategy;

•	ensuring the integrity of financial statements;

•	making decisions regarding mergers, acquisitions and disposals;

•	establishing appropriate executive compensation structures; and

•	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. BlackRock will engage with the appropriate directors where BlackRock has concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about individual board directors may include their membership on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. BlackRock assesses directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. BlackRock expects there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence include but are not limited to:

•	current employment at the company or a subsidiary;

•	former employment within the past several years as an executive of the company;

•	providing substantial professional services to the company and/or members of the company’s management;

•	having had a substantial business relationship in the past three years;

•	having, or representing a shareholder with, a substantial shareholding in the company;

•	being an immediate family member of any of the aforementioned; and

•	interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders where they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. BlackRock believes that directors are in the best position to assess the optimal size for the board but BlackRock would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Accounting and audit-related issues

BlackRock recognizes the critical importance of financial statements which provide a complete and accurate picture of a company’s financial condition. BlackRock will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. BlackRock takes particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, BlackRock believes it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. BlackRock will review the transaction to determine the degree to which the proposed transaction enhances long term shareholder value. BlackRock would prefer that such transactions have the unanimous support of the board and have been negotiated at arm’s length. BlackRock may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction does involve related parties BlackRock would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In BlackRock’s view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. BlackRock believes that shareholders are broadly capable of making decisions in their own best interests. BlackRock would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests. BlackRock would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. BlackRock encourages companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. BlackRock uses third party research, in addition to its own analysis, to evaluate existing and proposed compensation structures. BlackRock holds members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. BlackRock is not supportive of one-off or special bonuses unrelated to company or individual performance. BlackRock supports incentive plans that payout rewards earned over multiple and extended time periods. BlackRock believes consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

BlackRock’s fiduciary duty to clients is to protect and enhance their economic interest in the companies in which BlackRock invests on their behalf. It is within this context that BlackRock undertakes its corporate governance activities. BlackRock believes that well-managed companies will deal effectively with the social, ethical and environmental (SEE) aspects of their businesses.

BlackRock expects companies to identify and report on the key, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management are dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

BlackRock may vote against the election of directors where BlackRock has concerns that a company might not be dealing with SEE issues appropriately. Sometimes BlackRock may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding BlackRock’s course of action, BlackRock will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and substantial economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, BlackRock will engage directly with the board or management. The trigger for engagement on a particular SEE concern is BlackRock’s assessment that there is potential for material economic ramifications for shareholders.

BlackRock does not see it as its role to make social, ethical or political judgments on behalf of clients. BlackRock expects investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and situation of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies forms the basis on which shareholders can assess the extent to which the economic interests of shareholders have been protected and enhanced and the quality of the board’s oversight of management. BlackRock considers as fundamental, shareholders’ rights to vote, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), which reports to the equity portfolio management business and is considered an investment function. BlackRock maintains regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, Asia ex-Japan, Japan, and Australia/New Zealand, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Committee which is composed of the Chair and Vice-Chair of each regional Corporate Governance Committee. The Corporate Governance Committees review and approve amendments to the BlackRock Guidelines and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. The Corporate Governance Committees likewise retain the authority to, among other things, deliberate or otherwise act directly on specific proxies as they deem appropriate. BlackRock’s Equity Investment Portfolio Oversight Committee (EIPOC) oversees certain aspects of the Global Corporate Governance Committee and the Corporate Governance Group’s activities.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its proxy voting guidelines (“Guidelines”) for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “shareblocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. BlackRock is not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client will derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

•	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

•	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees reserve the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the voting process. In addition, the Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

•	BlackRock’s Global Corporate Governance Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

•

BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate

Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure proxy- related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

•	In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies, or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock, or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by its clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BlackRock’s evaluation of this relationship, BlackRock believes that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Reporting

BlackRock reports its proxy voting activity directly to clients and publically as required. In addition, BlackRock publishes for clients a more detailed discussion of its corporate governance activities, including engagement with companies and with other relevant parties.

Reporting a Material Conflict of Interest

If a material conflict of interest does arise, such conflict will be documented by GEAM or a Sub-Adviser, as applicable, on a material conflict of interest form and the Board will be notified of such material conflict at the next regular board meeting after the material conflict occurs.

Additional Information

Should a shareholder of a Fund wish to obtain information, free of charge, regarding how proxies received by a particular Fund were voted during the most recent 12-month period ending June 30 of each year, please call (800) 242-0134 during business hours or visit http://www.geam.com. A shareholder may also view such information on the SEC’s website at www.sec.gov, under the Company’s filing on Form N-PX.

Custodian

State Street Bank is the Company’s custodian. State Street Bank’s principal office is located at One Lincoln Street, Boston, Massachusetts 02111. Under a custody agreement with the Company, State Street Bank maintains the portfolio securities acquired by the Company, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Funds.

State Street Bank may segregate securities of the Funds on which call options are written and cash or liquid assets in amounts sufficient to cover put options written on securities by “tagging” such securities or assets and not permitting them to be sold. Likewise, such segregation may be used in connection with the covering of put and call options written on futures contracts. Assets of certain of the Funds constituting margin deposits with respect to financial futures contracts generally are held in the custody of FCMs through which such transactions are effected. These Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of the Fund may be segregated pursuant to similar arrangements with the brokers involved.

Transfer Agent

U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, WI 53202, serves as the transfer agent of the Fund’s Investments, effective November 11, 2013. As transfer agent, U.S Bancorp Fund Services, LLC, is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, U.S Bancorp Fund Services, LLC, receives monthly fees charged to the Funds, plus certain charges for securities transactions.

Distributor

GE Investment Distributors, Inc., located at 1600 Summer Street, Stamford, CT 06905, serves as the distributor of Fund shares on a continuing best efforts basis.

NET ASSET VALUE

The Company will not calculate the net asset value of a Fund’s shares on days that the NYSE is closed. The following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected. The value of the portfolio securities held by each Fund may change on such days when shareholders will not be able to purchase or redeem the Fund’s shares.

Under the 1940 Act, and the rules thereunder, a Fund may suspend redemptions and/or postpone the payment of sale proceeds during any period when (i) the NYSE is closed for trading (other than customary week-end and holiday closings) or, as determined by the SEC, trading on the NYSE is restricted; (ii) an emergency exists, as determined by the SEC, which makes the disposal of securities owned by a Fund or the fair value determination of the Fund’s assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption and/or the payment of sale proceeds.

Fund shares are sold and redeemed at net asset value (“NAV”). The NAV of each share is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, each day the NYSE is open for trading. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of certain Funds may not take place contemporaneously with the determination of the prices of many of their portfolio securities used in the calculation. Normally, this means that a Fund will use prices for foreign securities from market closings that occur earlier than when the net asset value is calculated, but this may also mean that securities may be priced with closing prices from a market that closes shortly after the NYSE closes, such as for some exchange traded funds (ETFs) traded on the NYSE Amex Equities (or any other exchange) and exchange traded index futures contracts and options, which normally close trading at 4:15 p.m. Eastern time. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for the security. All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollar values at the WM/Reuters 11:00 a.m. Eastern time exchange rate. If quotations are not readily available for a portfolio security, or if it is believed that the price or quotation for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to more accurately reflect the “fair value” of that portfolio security. An affected portfolio security held by any Fund could be valued using these procedures.

The NAV per share class for each Fund is determined by adding the value of the Fund’s investments, cash, and other assets attributable to that class, subtracting its liabilities, and then dividing the result by the number of that class’ outstanding shares.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by an independent pricing service. The pricing services use various pricing models for each asset class. The inputs and assumptions to the models of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of like securities, sector groupings, and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations.

A Fund uses non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics, and a price is not provided by a pricing service or is deemed not to be reliable.

Any short-term securities of sufficient credit quality held by any Fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

If prices are not readily available for a portfolio security, or if it is believed that the price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Board that are designed to establish its “fair value”. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio securities primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

Fair value determinations generally are used for securities whose value is affected by a significant event that may materially affect the value of a security, and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Listed derivatives such as exchange traded futures, options and swaps are typically valued at the settlement or close price on the exchange in which they trade, and if no close price is available, then at the last sale price. Non-listed over-the-counter derivatives are typically valued by an approved independent pricing service or broker-dealer.

Portfolio securities that are valued using techniques other than market quotations, particularly securities that are “fair valued,” are subject to valuation risk.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Federal Tax Status of the Funds

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. This is a general discussion only and does not constitute tax advice.

Qualification as Regulated Investment Company

Each Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”) and to qualify as a regulated investment company each year. If a Fund distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the “90% distribution requirement”), and meets the other qualification requirements for a regulated investment company, then under the provisions of Subchapter M of the Code the Fund generally should have little or no liability for federal income taxes. In particular, a Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

Each Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

A Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership”; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98.2% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the “excise tax avoidance requirements”). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, such as a Fund, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, or parties that contributed in aggregate $250,000 or less in seed money to the Fund. The Funds are therefore not subject to the excise tax.

Section 817(h) Diversification Requirements

Each Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Funds) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of Subchapter M and of the 1940 Act, and may affect the securities in which a Fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a Fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

•	no more than 55% of a Fund’s total assets may be represented by any one investment

•	no more than 70% by any two investments

•	no more than 80% by any three investments

•	no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If for any taxable year a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a Fund fails to comply with the diversification (or other) requirements of Section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Funds’ investment advisers and sub-advisers and each Fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a Fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund’s investment adviser and sub-advisers might otherwise select.

Capital Loss Carryforwards

As of December 31, 2013, the following Funds have capital loss carryforwards as indicated below. The capital loss carryforwards of each such Fund are available to offset that Fund’s future capital gains realized prior to the expiration of the applicable carryforwards to the extent provided in the Code and regulations thereunder. Under the tax law, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

Amount
Fund	Short-Term		Long-Term		Expiration Dates: December 31,
Income Fund	$ $	160,389 7,478,153	$ $	0 0	2016 2017
U.S. Equity Fund	$ $	417,001 412,664	$ $	0 0	2017 2018
S&P 500 Index Fund	$ $ $	5,131,837 20,177,021 3,073,444	$ $ $	0 0 0	2016 2017 2018

Investments in Foreign Securities

Investment income received from sources within foreign countries, or capital gains earned by a Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of a Fund’s assets to be invested within various countries is not now known. The Company intends that each Fund will operate so as to qualify for applicable treaty-reduced rates of tax.

If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), that Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election may require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund’s investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of “qualifying income” from which the Fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

Each Fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must meet the 90% distribution requirement to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

A Fund’s transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to “mark to market” certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of a Fund as a regulated investment company, the Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of each Fund and seeks to make the appropriate entries in each Fund’s books and records when the Fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectus for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

CAPITAL STOCK

The Company was incorporated in the Commonwealth of Virginia on May 14, 1984. The authorized capital stock of the Company consists of 11,700,300,000 shares of capital stock, par value one cent ($0.01) per share.

Each issued and outstanding share of a Fund is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in net assets allocated to the shares attributable to such Fund remaining after satisfaction of outstanding liabilities. The shares of each Fund are fully paid and non-assessable and have no preemptive or conversion rights.

Multiple Class Plan

The Company has adopted a Multiple Class Plan (the “Multiple Class Plan”) under Rule 18f-3 of the 1940 Act, pursuant to which the Company may offer Class 1 shares of the following Funds: the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Income Fund, Core Value Equity Fund, Small-Cap Equity Fund and Real Estate Securities Fund. The Company may also offer the following classes of shares of the Total Return Fund: Class 1 and Class 3.

Class 1 shares are offered without the imposition of any front-end sales charges or deferred sales charge and do not (with the exception of the Total Return Fund) bear any asset-based class expenses for sales services and investor services.

Total Return Fund:

Class 1 and Class 3 shares are offered with an investor service plan that provides for an investor service expense at an annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares and Class 3 shares, respectively. Class 1 and Class 3 shares are each offered without the imposition of any front-end sales charges or deferred sales charge but with a Distribution and Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Class 3 Distribution and Service Plans provide for expenses for sales and investor services at the annual rate of 0.25%, of the average daily net assets of the Total Return Fund attributable to Class 3 shares.

All Applicable Funds:

Each of these Classes represents an equal fractional undivided interest in the same portfolio of securities held by a Fund. Dividends are calculated in the same manner for each Class and are declared and paid on all Classes on the same days and at the same times. In addition, each Class also shares in the expenses of a Fund, except with respect to those expenses that are specific to a particular Class. Furthermore, each of these Classes has equal voting rights, except that each Class has exclusive voting rights with respect to matters that exclusively affect such Class.

PRINCIPAL STOCKHOLDERS

As of March 31, 2014, the following persons owned of record or beneficially 5% or more of the noted class of each of the following Funds:

Name	Fund	Percentage Ownership
Genworth Life Insurance Company of New York 6610 W. Broad Street Bldg. 3, 5th Floor Richmond, VA 23230-1702	S&P 500 Index Fund Small-Cap Equity Fund Core Value Equity Fund Total Return (Class 3)	5.32 5.27 7.05 6.18	% % % %

Genworth Life Insurance Company 6610 W. Broad Street Bldg. 3, 5th Floor Richmond, VA 23230-1702	U.S. Equity Fund Premier Growth Equity Fund	6.68 5.20	% %

As of March 31, 2014, the following persons owned of record or beneficially 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Funds, as that term is defined in the 1940 Act. To the extent a shareholder “controls” a specified Fund, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholders.

Name	Fund	Percentage Ownership
Genworth Life and Annuity Insurance Company 6610 W. Broad Street Bldg. 3, 5th Floor Richmond, VA 23230-1702

Income Fund

Premier Growth Equity Fund

Real Estate Securities Fund

S&P 500 Index Fund

Small-Cap Equity Fund

Total Return Fund (Class 1)

Total Return Fund (Class 3)

U.S. Equity Fund

Core Value Equity Fund

		95.11 92.06 91.62 94.68 94.73 98.75 63.84 90.99 92.95	% % % % % % % % %

Pacific Life Insurance Company 700 Newport Center Drive Bewport Beach, CA 92660-6397	Total Return Fund (Class 3)	25.9%

As of March 31, 2014 officers and directors of the Company together beneficially owned (i.e., as owners of variable annuity or variable life insurance contracts) less than 1% of each class of each Fund.

FUND HISTORY AND ADDITIONAL INFORMATION

General Information

The Company is an open-end management investment company incorporated under the laws of the Commonwealth of Virginia on May 14, 1984. The Company consists of eleven separate investment portfolios (the “Funds” or a “Fund”), each of which is, in effect, a separate mutual fund. The Company issues a separate class of capital stock for each Fund representing fractional undivided interests in that Fund. An investor, by investing in a Fund, becomes entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, an investor shares pro-rata in any losses of that Fund.

Pursuant to investment advisory agreements and subject to the authority of the Company’s Board, GEAM serves as the Company’s investment adviser and administrator and conducts the business and affairs of the Company. GEAM has engaged SSgA FM as the investment sub-adviser to provide day-to-day portfolio management to the S&P 500 Index Fund; has engaged CenterSquare as the investment sub-adviser to provide day-to-day portfolio management to the Real Estate Securities Fund; and has engaged Palisade, Champlain, GlobeFlex, Kennedy and SouthernSun to provide day-to-day portfolio management to the Small-Cap Equity Fund; and has engaged BlackRock to provide day-to-day portfolio management to the Total Return Fund. (As used herein, “Adviser” shall refer to GEAM and, where applicable, either BlackRock, SSgA FM, CenterSquare, Palisade, Champlain, GlobeFlex, Kennedy or SouthernSun in their respective roles.)

The Company currently offers each class of its capital stock to separate accounts (the “Accounts”) of various life insurance companies as funding vehicles for certain variable annuity contracts and variable life insurance contracts (“variable contracts”) issued by such life insurers through the Accounts. Certain of these life insurance companies may be affiliates of the Company or GEAM.

The Company does not offer its stock directly to the general public. As of the date of this SAI, each Account (with one exception) is registered as an investment company with the SEC and a separate prospectus describing each such Account and variable contract being offered through that Account will accompany the Prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The one Account that is not registered as an investment company with the SEC has a separate disclosure document (rather than a prospectus) describing the Account and the variable contracts being offered through that Account which will accompany the Prospectus when shares of the Company are offered as a funding vehicle for such variable contracts. The Company may, in the future, offer any class of its capital stock directly to qualified pension and retirement plans.

Prior History

On May 1, 1993, pursuant to shareholder approval obtained on April 20, 1993, the name and the investment objectives, policies and fundamental restrictions of the S&P 500 Index Fund (prior to that time, the Common Stock Portfolio) were changed. The investment objective of the Common Stock Portfolio was intermediate and long-term growth of capital, with reasonable income a consideration. The Common Stock Portfolio sought to achieve this objective by investing principally in common stocks and securities convertible into or with rights to purchase common stocks. From May 1, 1993 until April 30, 1997, the S&P 500 Index Fund was called the Common Stock Index Portfolio. On May 1, 1997, it changed its name (but not its investment objectives) to the S&P 500 Index Fund.

On April 30, 2012, pursuant to Board approval obtained on December 9, 2011, the assets of the International Equity Fund were liquidated and the Fund ceased operations.

On August 3, 2012, pursuant to Board approval obtained on May 25, 2012, the assets of the Mid-Cap Equity Fund and Money Market Fund were liquidated and the Funds ceased operations.

On January 23, 2013, pursuant to Board approval obtained on September 19, 2012, in connection with the Total Return Fund’s portfolio restructuring, the investment management of the Fund’s underlying strategies changed from active management to passive management.

Voting Rights

All shares of capital stock have equal voting rights, except that only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. Similarly, only shares representing interests in a particular class of a Fund will be entitled to vote on matters affecting only that class. The shares do not have cumulative voting rights. Accordingly, owners of variable annuity or variable life insurance contracts having voting interests in more than 50% of the shares of the Company voting for the election of directors could elect all of the directors of the Company if they choose to do so, and in such event, contract owners having voting interests in the remaining shares would not be able to elect any directors. American General Life Insurance, Genworth Life and Annuity Insurance Company, Genworth Life Insurance Company of New York, Genworth Life Insurance Company, Pacific Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and GEAM (directly or through the Accounts) currently own all shares of the Company. American General Life Insurance, Genworth Life and Annuity Insurance Company, Genworth Life Insurance Company of New York, Genworth Life Insurance Company, Pacific Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and GEAM will vote all shares of the Company (or a Fund) as described in the Prospectus.

Counsel

Goodwin Procter LLP, 901 New York Avenue, N.W., Washington, D.C. 20001 serves as counsel for the Company.

Independent Registered Public Accounting Firm

KPMG LLP, 2 Financial Center, 60 South Street, Boston, MA 02111, serves as the Company’s independent registered public accounting firm.

FINANCIAL STATEMENTS

The Annual Report dated December 31, 2013, and Semi-Annual Report dated June 30, 2013, which either accompany this SAI or have previously been provided to the person to whom this SAI is being sent, are incorporated herein by reference with respect to all information other than the information set forth in the Letters to Shareholders included in the Annual Report and Semi-Annual Reports. The Company will furnish, without charge, a copy of the Annual Report and Semi-Annual Reports, upon request to the Company at P.O. Box 7900, Stamford, CT 06904-7900, or by calling 1-800-242-0134.

APPENDIX – RATING CATEGORIES

The following is a description of certain ratings assigned by S&P and Moody’s.

S&P

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the US, for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings. Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:

•	likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	nature of and provisions of the obligation; and

•	protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated “CC” is currently highly vulnerable to nonpayment.

A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

An “NR” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-Term Issue Credit Ratings. A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2,” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings Definitions. An S&P US municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:

•	amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Moody’s

Long-Term Obligations Ratings and Definitions. Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

Obligations rated “B” are considered speculative and are subject to high credit risk.

Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings. Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt and Demand Obligation Ratings.

Short-Term Obligation Ratings. There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels—MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings. In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)	Amended and Restated Articles of Incorporation of GE Investments Funds, Inc. dated June 11, 2008, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(a)(2)	Amended and Restated Articles of Incorporation of GE Investments Funds, Inc. dated December 11, 2009, incorporated herein by reference to post-effective amendment number 47 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2010.

(b)	Amended and Restated By-Laws of Life of Virginia Series Fund, Inc., dated March 8, 2001, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

(c)	Inapplicable.

(d)(1)	Investment Advisory and Administration Agreement, dated May 1, 1997, between GE Investments Funds, Inc. and GE Investment Management Incorporated, incorporated herein by reference to post-effective amendment number 18 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 30, 1997.

(d)(2)	Investment Advisory and Administration Agreement, dated September 15, 2008, between GE Investments Funds, Inc., on behalf of Emerging Markets Equity Fund and GE Asset Management Incorporated, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(d)(3)	Investment Advisory and Administration Agreement, dated September 15, 2008, between GE Investments Funds, Inc., on behalf of High Yield Fund and GE Asset Management Incorporated, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(d)(4)	Sub-Advisory Agreement, dated April 1, 2006 between GE Asset Management Incorporated and Urdang Securities Management, Inc., incorporated by reference to post-effective amendment number 37 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2006.

(d)(5)	Form of Sub-Advisory Agreement, dated May 1, 2001, between GE Asset Management Incorporated and SSgA Funds Management, Inc., incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(d)(6)	Sub-Advisory Agreement, dated March 16, 2000, between GE Asset Management Incorporated and Palisade Capital Management, L.L.C., incorporated by reference to post-effective amendment number 28 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2001.

(d)(7)	First Amended and Restated Sub-Advisory Agreement dated October 1, 2008, between GE Asset Management Incorporated and Palisade Capital Management, LLC, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(d)(8)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and Champlain Investment Partners, LLC, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

1

(d)(9)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and GlobeFlex Capital, LP, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(d)(10)	Sub-Advisory Agreement, dated October 1, 2008, between GE Asset Management Incorporated and SouthernSun Asset Management, Inc., incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(d)(11)	Amendment Number 1 to Investment Advisory and Administration Agreement dated October 1, 2008, between GE Investments Funds, Inc., on behalf of the Small-Cap Equity Fund, and GE Asset Management Incorporated, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(d)(12)	Amendment Number 1 to Investment Advisory and Administration Agreement, dated May 1, 2006, between GE Investments Funds, Inc. and GE Asset Management Incorporated (formerly GE Investment Management Incorporated), incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(d)(13)	Amendment Number 1 dated May 1, 2009, to the Investment Advisory and Administration Agreement dated May 1, 1997, between GE Asset Management Incorporated and Registrant, on behalf of Total Return Fund, is incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(d)(14)	Form of Amendment Number 2 to the Investment Advisory and Administration Agreement dated May 1, 1997, between GE Asset Management Incorporated and Registrant, on behalf of the Total Return Fund, is incorporated herein by reference to post-effective amendment number 53 to this Form N-1A (File No. 2-91369), filed with the Commission on December 28, 2012.

(d)(15)	Sub-Advisory Agreement dated May 1, 2009, by and among GE Asset Management Incorporated, the Registrant, on behalf of the Total Return Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(d)(16)	Sub-Advisory Agreement, dated June 10, 2010, between GE Asset Management Incorporated, the Registrant, on behalf of the Total Return Fund, and Palisade Capital Management, L.L.C., is incorporated herein by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(d)(17)	Sub-Advisory Agreement, dated August 23, 2010 between GE Asset Management Incorporated, the Registrant, on behalf of the Small-Cap Equity Fund, and SouthernSun Asset Management, LLC, is incorporated herein by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(d)(18)	Sub-Advisory Agreement, dated September 10, 2010 between GE Asset Management Incorporated, the Registrant, on behalf of the Small-Cap Equity Fund, and Kennedy Capital Management, Inc., is incorporated herein by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(d)(19)	Amendment No. 1 dated October 1, 2010, to the Sub-Advisory Agreement, dated April 1, 2006 between GE Asset Management Incorporated, the Registrant, on behalf of the Real Estate Securities Fund, and Urdang Securities Management, Inc., is incorporated herein by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(d)(20)	Form of Sub-Advisory Agreement, between GE Asset Management Incorporated, the Registrant, on behalf of the Total Return Fund, and BlackRock Investment Management, LLC., is incorporated herein by reference to post-effective amendment number 53 to this Form N-1A (File No. 2-91369), filed with the Commission on December 28, 2012.

2

(d)(21)	Sub-Advisory Agreement, dated April 1, 2014 between GE Asset Management Incorporated, the Registrant, on behalf of the Small-Cap Equity Fund, and SouthernSun Asset Management, LLC, filed herewith.

(e)(1)	Distribution Agreement, dated October 23, 1997, between GE Investments Funds, Inc. and GE Investment Services, Inc., incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

(e)(2)	Distribution Agreement for Total Return Fund dated May 1, 2006, between GE Investments Funds, Inc. and GE Investment Distributors, Inc., incorporated by reference to post-effective amendment number 37 to this Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2006.

(e)(3)	Amended and Restated Distribution Agreement (for all Funds other than S&P 500 Index Fund and Money Market Fund) dated May 1, 2009, between GE Investment Funds, Inc. and GE Investment Distributors, Inc., is incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(e)(4)	Amended and Restated Distribution Agreement (for Funds (except Total Return Fund) with Class 4 shares and for the Total Return Fund) dated December 9, 2011, between GE Investments Funds, Inc. and GE Investment Distributors, Inc., is incorporated herein by reference to post-effective amendment number 50 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2012.

(e)(5)	Amended and Restated Distribution Agreement (for the Total Return Fund) dated December 17, 2012, between GE Investments Funds, Inc. and GE Investment Distributors, Inc., is incorporated herein by reference to post-effective amendment number 53 to this Form N-1A (File No. 2-91369), filed with the Commission on December 28, 2012.

(f)	Inapplicable.

(g)	Custody Agreement dated May 1, 1997, between GE Investments Funds, Inc. and State Street Bank and Trust Company, incorporated herein by reference to post-effective amendment number 21 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on October 24, 1997.

(h)(1)	Transfer Agency and Service Agreement, between GE Investments Funds, Inc. and PFPC, Inc., incorporated herein by reference to post-effective amendment number 32 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on February 25, 2005.

(h)(2)	Participation Agreement, dated May 1, 2006, between Registrant and Genworth Life and Annuity Insurance Company, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(h)(3)	Participation Agreement, dated May 1, 2006, between Registrant (Total Return Fund) and Genworth Life and Annuity Insurance Company, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(h)(4)	Investor Services Plan for Class 1 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(h)(5)	Investor Services Agreement – Class 1 Shares of Total Return Fund dated August 2, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(h)(6)	Expense Limitation Agreement for Total Return Fund dated August 2, 2006 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(h)(7)	Management Fee Waiver Agreement (for the International Equity Fund) dated March 12, 2008 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated by reference to post-effective amendment number 40 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 24, 2008.

3

(h)(8)	Expense Limitation Agreement for Emerging Markets Equity Fund and High Yield Fund dated June 11, 2008 between GE Asset Management and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(h)(9)	Management Fee Limitation Agreement for the Total Return Fund dated May 1, 2009 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(h)(10)	Management Fee Limitation Agreement for the International Equity Fund dated May 1, 2009 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(h)(11)	Management Fee Limitation Agreement for the Money Market Fund dated March 11, 2009 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(h)(12)	Investor Services Plan for Class 3 Shares of Total Return Fund dated May 1, 2009, incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(h)(13)	Management Fee Limitation Agreement for the International Equity Fund dated March 12, 2010 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 47 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2010.

(h)(14)	Management Fee Limitation Agreement for the S&P 500 Index Fund dated January 1, 2010 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 47 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2010.

(h)(15)	Expense Limitation Agreement for the Total Return Fund dated May 1, 2010 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 47 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2010.

(h)(16)	Supplemental Advisory Fee Waiver Agreement for the GE Funds Money Market Fund dated May 1, 2010 between GE Asset Management Incorporated and GE Investments Funds, Inc., incorporated herein by reference to post-effective amendment number 47 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2010.

(h)(17)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2011 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(h)(18)	Management Fee Limitation Agreement for the International Equity Fund dated April 15, 2011 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(h)(19)	Management Fee Limitation Agreement for the S&P 500 Index Fund dated April 15, 2011 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(h)(20)	Amendment No.2 to Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. (f/k/a PFPC Inc.) dated June 29, 2010, is incorporated by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(h)(21)	Management Fee Limitation Agreement for the S&P 500 Index Fund dated April 15, 2012 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated herein by reference to post-effective amendment number 50 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2012.

4

(h)(22)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2012 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated herein by reference to post-effective amendment number 50 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2012.

(h)(23)	Management Fee Limitation Agreement for the S&P 500 Index Fund dated April 15, 2013 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated herein by reference to post-effective amendment number 55 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 26, 2013.

(h)(24)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2013 between GE Asset Management Incorporated and GE Investments Funds, Inc., is incorporated herein by reference to post-effective amendment number 55 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 26, 2013.

(h)(25)	Management Fee Limitation Agreement for the S&P 500 Index Fund dated April 15, 2014 between GE Asset Management Incorporated and GE Investments Funds, Inc., filed herewith.

(h)(26)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund dated April 15, 2014 between GE Asset Management Incorporated and GE Investments Funds, Inc., filed herewith.

(h)(27)	Transfer Agency and Call Center Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, filed herewith.

(h)(28)	Master Sub-Administration Services Agreement between the Registrant and State Street Bank and Trust Company, filed herewith.

(h)(29)	Master Accounting Services Agreement between the Registrant and State Street Bank and Trust Company, filed herewith.

(i)(1)	Opinion and consent relating to shares of Value Equity Fund, Income Fund, Global Income Fund, U.S. Equity Fund and Premier Growth Equity Fund, incorporated by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 27, 2001.

(i)(2)	Opinion and consent relating to shares of Value Equity Fund, Small Cap Value Equity Fund, Europe Equity Fund and Emerging Markets Fund incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 28, 2000.

(i)(3)	Opinion and consent relating to shares of Emerging Markets Equity Fund and High Yield Fund, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(j)(1)	Consent of Goodwin Procter LLP, filed herewith

(j)(2)	Consent of KPMG LLP, filed herewith

(k)	Inapplicable.

(l)	Inapplicable.

(m)(1)	Distribution and Service Plan for Class 2 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(m)(2)	Distribution and Service Plan for Class 3 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

5

(m)(3)	Distribution and Service Plan for Class 4 Shares of Total Return Fund dated May 1, 2006, incorporated by reference to post-effective amendment number 38 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on April 26, 2007.

(m)(4)	Shareholder Servicing and Distribution Plan for Class 4 shares of all Funds except Total Return Fund, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(m)(5)	Shareholder Servicing and Distribution Agreement, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(m)(6)	Distribution and Service Plan (Rule 12b-1 Plan) for Class 1 Shares of Total Return Fund dated May 1, 2009, incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(m)(7)	Amended and Restated Distribution and Service Plan (Rule 12b-1 Plan) for Class 3 Shares of the Total Return Fund dated May 1, 2009, incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(m)(8)	Distribution and Service Plan (Rule 12b-1 Plan) for Class 4 shares of the Core Value Equity Fund, Mid-Cap Equity Fund, Small-Cap Equity Fund and Real Estate Securities Fund, dated December 9, 2011, is incorporated herein by reference to post-effective amendment number 50 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2012.

(n)(1)	Amended and Restated Multiple Class Plan for GE Investments Funds, Inc. pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, incorporated herein by reference to post-effective amendment number 44 to this Form N-1A registration statement (File No. 2-91369), filed with the Commission on September 4, 2008.

(n)(2)	Second Amended and Restated Multiple Class Plan for GE Investment Funds, Inc. pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, incorporated herein by reference to post-effective amendment number 45 to this Form N-1A (File No. 2-91369), filed with the Commission on April 30, 2009.

(n)(3)	Amended and Restated Multiple Class Plan for GE Investments Funds, Inc. pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, incorporated herein by reference to post-effective amendment number 47 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2010.

(n)(4)	Multiple Class Plan for GE Investments Funds, Inc. pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, is incorporated herein by reference to post-effective amendment number 50 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2012.

(p)(1)	Code of Ethics for GE Investments Funds, Inc. incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

(p)(2)	Code of Ethics for GE Asset Management Incorporated and for GE Investment Distributors, Inc. Incorporated herein by reference to post-effective amendment number 11 to the Form N-1A registration statement for GE Institutional Funds (File No. 333-29337), filed with the Commission on April 25, 2000.

(p)(3)	Code of Ethics of SSgA Funds Management, Inc. (“SSgA FM”), filed herewith.

(p)(4)	Code of Ethics of Palisade Capital Management, L.L.C. (“Palisade”), filed herewith.

(p)(5)	Code of Ethics of Champlain Investment Partners, LLC (“Champlain”), filed herewith.

(p)(6)	Code of Ethics of GlobeFlex Partners, LP (“GlobeFlex”), filed herewith.

6

(p)(7)	Code of Ethics of SouthernSun Asset Management, LLC (“SouthernSun”), filed herewith.

(p)(8)	Code of Ethics of Kennedy Capital Management, Inc. (“Kennedy”), filed herewith.

(p)(9)	Code of Ethics of CenterSquare Investment Management, Inc. (“CenterSquare”), filed herewith.

(p)(10)	Code of Ethics of BlackRock Investment Management, LLC (“BlackRock”), filed herewith.

(q)(1)	Powers of attorney dated January 26, 2006, April 15, 2011 and April 28, 2011, is incorporated by reference to post-effective amendment number 48 to this Form N-1A (File No. 2-91369), filed with the Commission on April 29, 2011.

(q)(2)	Powers of attorney dated April 16, 2012 for Messrs. Costantino and Johnson and Ms. Rapaccioli, are incorporated herein by reference to post-effective amendment number 50 to this Registration Statement on Form N-1A (File No. 2-91369), filed with the Commission on April 27, 2012.

7

Item 29.	Persons Controlled by or Under Common Control with Registrant

The list required by this Item 29 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company (“GE”), is incorporated herein by reference to Exhibit 21, “Subsidiaries of Registrant,” of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35), for the most recent fiscal year.

Item 30.	Indemnification

Under Section 13.1-697.A of the Virginia Stock Corporation Act, with respect to any threatened, pending or completed proceeding against a present or former director, officer, employee or agent (“corporate representative”) of the registrant, except a proceeding brought by or on the behalf of the registrant, the registrant may indemnify the corporate representative against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such proceedings, if: (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the registrant; and (ii) with respect to any criminal action or proceeding, he had no reasonable cause to believe his conduct was unlawful. The registrant is also authorized under Section 13.1- 3.1(b) of the Virginia Stock Corporation Act to indemnify a corporate representative under certain circumstances against expenses incurred in connection with any threatened, pending, or completed proceeding brought by or in the right of the registrant.

The Articles of Incorporation of the Fund (Exhibit (a)(2) to this Registration Statement) provide that the Fund may indemnify its corporate representatives, in a manner that is consistent with the laws of the Commonwealth of Virginia. The Articles preclude indemnification for “disabling conduct”” (willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office) and sets forth reasonable and fair means for determining whether indemnification shall be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

8

Item 31.	Business and Other Connections of Investment Adviser

Reference is made to “About the Investment Adviser” in the Prospectus forming Part A, and “Management of the Trust” in the Statement of Additional Information forming Part B, of this Registration Statement.

GEAM serves as investment adviser and administrator for each Fund. The business, profession, vocation or employment of a substantial nature which each director or officer of GEAM is or has been, at any time during the past two fiscal years, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Dmitri Stockton	President, CEO & Director	1600 Summer Street Stamford, CT 06905

Timothy Hanlon	Senior Vice President, Human Resources	1600 Summer Street Stamford, CT 06905

George Bicher	Chief Investment Officer - Emerging Markets Equities	1600 Summer Street Stamford, CT 06905

Paul M. Colonna	President & Chief Investment Officer – Public Investments	1600 Summer Street Stamford, CT 06905

Michael J. Cosgrove*	President of Mutual Funds & Global Investment Programs	1600 Summer Street Stamford, CT 06905

Gregory B. Hartch	Chief Risk Officer	1600 Summer Street Stamford, CT 06905

Matthew Zakrzewski	Chief Financial Officer	1600 Summer Street Stamford, CT 06905

Ralph R. Layman	Executive Vice President & Chief Investment Officer Emeritus	1600 Summer Street Stamford, CT 06905

Maureen Mitchell	President of Global Sales and Marketing	1600 Summer Street Stamford, CT 06905

Steven M. Rullo	Senior Vice President – Services and Technology	1600 Summer Street Stamford, CT 06905

Matthew J. Simpson	Executive Vice President, General Counsel and Secretary	1600 Summer Street Stamford, CT 06905

Donald W. Torey	President & Chief Investment Officer – Alternative Assets	1600 Summer Street Stamford, CT 06905

David Wiederecht	President & Chief Investment Officer – Investment Solutions	1600 Summer Street Stamford, CT 06905

Dudley Williams	Citizenship and Diversity Leader	1600 Summer Street Stamford, CT 06905

*Mr. Cosgrove retired effective March 31, 2014.

9

SSgA Funds Management, Inc. (“SSgA FM”) serves as sub-adviser to the S&P 500 Index Fund. SSgA FM manages registered investment company accounts. The business, profession, vocation or employment of a substantial nature which each director or officer of SSgA FM is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

James E. Ross	Chairman and Director	State Street Financial Center, One Lincoln Street,, Boston, MA Senior Managing Director of State Street Global Advisors (“SSgA”), a division of State Street Bank and Trust Company, Boston, MA

Keith Crawford	Treasurer	State Street Financial Center, One Lincoln Street, Boston, MA Senior Managing Director and Chief Financial Officer of SSgA, a division of State Street Bank and Trust Company, Boston, MA

Phillip Gillespie	Chief Legal Officer	State Street Financial Center, One Lincoln Street, Boston, MA General Counsel of SSgA, a division of State Street Bank and Trust Company, Boston, MA

Alyssa Albertelli	Chief Compliance Officer	State Street Financial Center, One Lincoln Street, Boston, MA Chief Compliance Officer of SSgA, a division of State Street Bank and Trust Company, Boston, MA

Ellen Needham	President and Director	State Street Financial Center, One Lincoln Street, Boston, MA Vice President of SSgA, a division of State Street Bank and Trust Company, Boston, MA

Barry Smith	Director	State Street Financial Center, One Lincoln Street, Boston, MA Senior Managing Director of SSgA, a division of State Street Bank and Trust Company, Boston, MA

Kristi Mitchem	CTA – Chief Marketing Officer	State Street Financial Center, One Lincoln Street, Boston, MA Senior Managing Director of SSgA, a division of State Street Bank and Trust Company, Boston, MA

10

Palisade Capital Management, L.L.C. (“Palisade”) serves as sub-adviser to the Small-Cap Equity Fund. Palisade manages various institutional and private accounts and has a history of managing small-cap equity portfolios. The business, profession, vocation or employment of a substantial nature which each director or officer of Palisade is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Martin L. Berman	Chairman and CEO	Palisade Capital Management, L.L.C. Fort Lee, NJ

Steven E. Berman	Vice Chairman	Palisade Capital Management, L.L.C. Fort Lee, NJ

Jack Feiler	President and Chief Investment Officer-Private Wealth Management	Palisade Capital Management, L.L.C. Fort Lee, NJ

Jeffrey D. Serkes	COO	Palisade Capital Management, L.L.C. Fort Lee, NJ

Dennison T. Veru	Executive Vice President and CIO-Institutional	Palisade Capital Management, L.L.C. Fort Lee, NJ

Brian K. Fern	CFO	Palisade Capital Management, L.L.C. Fort Lee, NJ

Bradley R. Goldman	General Counsel and CCO	Palisade Capital Management, L.L.C. Fort Lee, NJ

Champlain Investment Partners, LLC (“Champlain”) serves as sub-adviser to the Small-Cap Equity Fund. Champlain was formed in 2004 to focus on managing core small and mid-cap strategies. The business, profession, vocation or employment of a substantial nature which each director or officer of Champlain is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Scott T. Brayman	Managing Partner and CIO	Champlain Investment Partners, LLC Burlington, VT

Daniel Butler	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Van Harissis	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

Deborah R. Healey	Head Trader/Partner	Champlain Investment Partners, LLC Burlington, VT

Mary E. Michel	Client Service/Partner	Champlain Investment Partners, LLC Burlington, VT

Wendy K. Nunez	CCO and Operations/Partner	Champlain Investment Partners, LLC Burlington, VT

Judith W. O’Connell	Managing Partner/COO	Champlain Investment Partners, LLC Burlington, VT

David M. O’Neal	Analyst/Partner	Champlain Investment Partners, LLC Burlington, VT

11

GlobeFlex Capital, LP (“GlobeFlex”) serves as sub-adviser to the Small-Cap Equity Fund. GlobeFlex was formed in 1994 to specialize in equity management for the institutional marketplace, with a focus on both U.S. and international growth small and mid-cap companies. The business, profession, vocation or employment of a substantial nature which each director or officer of GlobeFlex is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Robert J. Anslow	Partner, Chief Investment Officer	GlobeFlex Capital, LP San Diego, CA

Marina Marrelli	Partner, Chief Executive Officer, Client Services & Marketing Director	GlobeFlex Capital, LP San Diego, CA

Noah D. Bretz	Partner, Client Service/Marketing	GlobeFlex Capital, LP San Diego, CA

Kurt S. Livermore, CFA	Partner, Portfolio Management/Research	GlobeFlex Capital, LP San Diego, CA

Andrew Mark	Partner, Portfolio Management/Research/Trading	GlobeFlex Capital, LP San Diego, CA

Jennifer O’Connell, CPA	Partner, Chief Financial Officer	GlobeFlex Capital, LP San Diego, CA

James D. Peterson, CFA	Partner, Portfolio Management/Research	GlobeFlex Capital, LP San Diego, CA

Qiao Wen, CFA	Partner, Portfolio Management/Research	GlobeFlex Capital, LP San Diego, CA

12

Kennedy Capital Management, Inc. (“Kennedy”) serves as sub-adviser to the Small-Cap Equity Fund. Kennedy is a registered investment adviser under the Advisers Act and was founded in 1980. Kennedy provides customized investment management services to corporate and public pension funds, endowments, foundations and multi-employer plans as well as to high-net-worth individuals, and specializes in the small and mid-cap asset classes. The business, profession, vocation or employment of a substantial nature which each director or officer of Kennedy is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Randall Kirkland, CFA	President, Chief Executive Officer and Chairman of the Board of Directors	Kennedy Capital Management, Inc. St. Louis, MO

Richard Sinise	Executive Vice President and Chief Portfolio Manager	Kennedy Capital Management, Inc. St. Louis, MO

Stephen Mace, JD, CPA, CFA	Vice President and Chief Operating Officer	Kennedy Capital Management, Inc. St. Louis, MO

Frank Latuda, Jr., CFA	Vice President, Director and Chief Investment Officer	Kennedy Capital Management, Inc. St. Louis, MO

Donald M. Cobin	Vice President, Portfolio Manager and Director	Kennedy Capital Management, Inc. St. Louis, MO

Marilyn Lammert, CFP	Vice President and Chief Compliance Officer	Kennedy Capital Management, Inc. St. Louis, MO

Richard Oliver	Vice President and Chief Financial Officer	Kennedy Capital Management, Inc. St. Louis, MO

Timothy Hasara	Vice President and Portfolio Manager	Kennedy Capital Management, Inc. St. Louis, MO

Robert B. Karn, III	Director	Kennedy Capital Management, Inc. St. Louis, MO Robert B. Karn III, LLC Bonita Springs, FL

John Hillhouse	Director	Kennedy Capital Management, Inc. St. Louis, MO John M. Hillhouse, CPA, LLC St. Louis, MO

Samuel DeKinder	Director	Kennedy Capital Management, Inc. St. Louis, MO FISCO, LLC Atlanta, GA

13

SouthernSun Asset Management, LLC (“SouthernSun”) serves as sub-adviser to the Small-Cap Equity Fund. SouthernSun was formed in 1989 to focus on both U.S. and international small and mid-cap value companies, primarily serving the institutional marketplace. The business, profession, vocation or employment of a substantial nature which each director or officer of SouthernSun is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Michael W. Cook	CEO/CIO/Principal	SouthernSun Asset Management, LLC Memphis, TN

Phillip W. Cook	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

Michael S. Cross	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

James P. Dorman, CFA	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

Peter W. Matthews, CFA,CPA	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

S. Elliot Cunningham	Senior Analyst/Principal	SouthernSun Asset Management, LLC Memphis, TN

William P. Halliday	COO/CCO/Principal	SouthernSun Asset Management, LLC Memphis, TN

14

CenterSquare Investment Management, Inc. (“CenterSquare”) serves as sub-adviser to the Real Estate Securities Fund. CenterSquare is a wholly owned subsidiary of CenterSquare Investment Management Holdings, Inc. (“CenterSquare Holdings”). CenterSquare Holdings is a wholly-owned subsidiary of The Bank of New York Mellon. The business, profession, vocation or employment of a substantial nature which each director or officer of CenterSquare is or has been, at any time during the past two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

Name	Capacity With Advisor	Business Name and Address

Todd Briddell, CFA	Chief Executive Officer, Chief Investment Officer	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Frank J. Ferro	General Counsel	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Joseph Law	Chief Financial Officer, Chief Compliance Officer	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Scott Maguire, CFA, CAIA	Managing Director, Global Head of Client Service and Marketing	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

PJ Yeatman	Head of Private Real Estate	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 200 Plymouth Meeting, PA 19462

David Rabin	Managing Director, Private Real Estate	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Mark Greco	Managing Director, Private Real Estate	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

Dean Frankel, CFA	Co-Head of Global Real Estate Securities	CenterSquare Investment Management, Inc., 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462

15

BlackRock Investment Management, LLC (“BlackRock”) serves as sub-adviser to the Total Return Fund. BlackRock is an indirect wholly-owned subsidiary of BlackRock, Inc. The information required by this Item 31 about officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-56972).

Item 32.	Principal Underwriters

(a) GE Investment Distributors, Inc. (“GEID”) also serves as distributor for the investment portfolios of GE Institutional Funds, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun International Equity Fund, Elfun Government Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

(b) The information required by this Item 32 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

(c) Inapplicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 1600 Summer Street, Stamford, Connecticut 06905; Registrant’s custodian, State Street Bank and Trust, located at One Lincoln Street, Boston, Massachusetts 02111; and Registrant’s transfer agent, U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, WI 53202-5207.

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

16

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 29th day of April, 2014.

By:	/s/ Jeanne M. LaPorta
Jeanne M. LaPorta
President and Director

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. LaPorta	President (Principal Executive Officer) and Director	April 29, 2014
Jeanne M. LaPorta

/s/ John R. Costantino	Chairman of the Board	April 29, 2014
John R. Costantino*

/s/ R. Sheldon Johnson	Director	April 29, 2014
R. Sheldon Johnson *

/s/ Donna M. Rapaccioli	Director	April 29, 2014
Donna M. Rapaccioli*

/s/ Matthew J. Simpson	Director	April 29, 2014
Matthew J. Simpson

/s/ Arthur A. Jensen	Treasurer (Principal Financial Officer)	April 29, 2014
Arthur A. Jensen

/s/ Joon Won Choe
Joon Won Choe

*	Signatures affixed by Joon Won Choe pursuant to a power of attorney dated April 16, 2012.

17

Index to Exhibits

Exhibit	Exhibit Name

(d)(21)	Sub-Advisory Agreement for SouthernSun Asset Management, LLC

(h)(25)	Management Fee Limitation Agreement for the S&P 500 Index Fund

(h)(26)	Supplemental Advisory Fee Waiver Agreement for the GE Institutional Money Market Fund

(h)(27)	Transfer Agency and Call Center Services Agreement

(h)(28)	Master Sub-Administration Services Agreement

(h)(29)	Master Accounting Services Agreement

(j)(1)	Consent of Goodwin Procter LLP

(j)(2)	Consent of KPMG LLP

(p)(3)	Code of Ethics of SSgA

(p)(4)	Code of Ethics of Palisade Capital Management, L.L.C.

(p)(5)	Code of Ethics of Champlain Investment Partners, LLC

(p)(6)	Code of Ethics of GlobeFlex Partners, LP

(p)(7)	Code of Ethics of SouthernSun Asset Management, LLC

(p)(8)	Code of Ethics of Kennedy Capital Management, Inc.

(p)(9)	Code of Ethics of CenterSquare Investment Management, Inc.

(p)(10)	Code of Ethics of BlackRock Investment Management, LLC